UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 72.3% of Net Assets

Non-Convertible Bonds – 66.9%

	ABS Other – 0.4%
$28,654,756	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(b)(c)	$28,325,226
19,101,306	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(c)(d)(p)	13,466,421
7,582,168	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(c)(d)(p)	2,185,181
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(c)(d)(e)(p)	—
14,463,957	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(c)	13,887,884
		57,864,712
	Aerospace & Defense – 1.0%
26,680,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	26,213,100
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,184,755
11,844,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	11,640,046
4,055,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,379,400
10,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	12,341,981
328,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	413,280
10,821,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	13,634,460
6,995,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 3.151%, 2/15/2067, 144A(f)	6,173,088
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	35,156,306
25,941,000	TransDigm, Inc., 6.500%, 7/15/2024	26,589,525
		137,725,941
	Airlines – 0.9%
3,217,244	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	3,372,315
3,141,802	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	3,258,300
32,465,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	32,805,883
1,207	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021(a)	1,197
358,437	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	388,904
5,948,986	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	6,229,540

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$272,560	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	$289,025
56,320,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	58,516,480
3,186,294	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	3,299,057
3,749,820	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	3,837,903
		111,998,604
	Automotive – 0.5%
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,932,362
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	2,679,870
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,858,116
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,957,318
37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	39,840,341
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,976,125
9,660,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	9,732,450
		66,976,582
	Banking – 5.7%
4,423,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028, 144A	4,423,951
1,600,000	Bank of America Corp., EMTN, 3-month EURIBOR + 0.550%, 0.223%, 9/14/2018, (EUR)(f)	1,921,805
59,285,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	61,909,330
54,910,000	Bank of Nova Scotia (The), 2.130%, 6/15/2020, (CAD)	43,551,886
16,525,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	13,224,470
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(g)	25,641,000
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,808,014
52,380,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	38,679,712
4,045,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	4,217,312
27,405,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	22,430,676
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,310,247
26,445,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	27,077,639

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
69,375,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	$49,839,992
42,630,000	Morgan Stanley, 2.500%, 1/24/2019	42,738,595
6,600,000	Morgan Stanley, 3.950%, 4/23/2027	6,702,169
47,205,000	Morgan Stanley, 4.350%, 9/08/2026	49,464,166
53,595,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	42,683,514
75,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	62,497,230
139,740,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	145,586,881
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	17,903,113
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	55,605,944
2,250,000	National Australia Bank Ltd., 5.000%, 3/11/2024, (AUD)	1,934,713
6,000,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(g)	8,349,149
		738,501,508
	Brokerage – 1.3%
3,986,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	4,035,825
2,010,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	2,062,763
29,995,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	31,044,825
19,787,000	Jefferies Group LLC, 5.125%, 4/13/2018	19,949,237
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	55,566,634
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	33,512,240
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	26,055,237
		172,226,761
	Building Materials – 0.2%
8,050,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	8,175,499
4,057,000	Masco Corp., 6.500%, 8/15/2032	4,952,672
841,000	Masco Corp., 7.125%, 3/15/2020	917,052
4,534,000	Masco Corp., 7.750%, 8/01/2029	5,904,359

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
$6,344,000	Owens Corning, 7.000%, 12/01/2036	$8,375,273
		28,324,855
	Cable Satellite – 0.4%
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	31,601,002
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	5,807,556
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	580,470
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	13,512,331
		51,501,359
	Chemicals – 1.4%
7,240,000	Chemours Co. (The), 6.625%, 5/15/2023	7,656,300
22,161,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	22,548,817
33,969,000	Hexion, Inc., 7.875%, 2/15/2023(a)(c)(d)	17,324,190
11,305,000	Hexion, Inc., 9.200%, 3/15/2021(a)(c)(d)	6,104,700
3,390,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,529,788
119,535,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	121,041,141
6,795,000	Methanex Corp., 5.250%, 3/01/2022	7,208,298
2,305,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,305,000
		186,718,234
	Construction Machinery – 0.3%
27,030,000	Toro Co. (The), 6.625%, 5/01/2037(b)(c)	33,702,995
3,280,000	United Rentals North America, Inc., 4.875%, 1/15/2028	3,296,400
		36,999,395
	Consumer Cyclical Services – 0.1%
1,000,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	1,009,780
8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	9,654,818
		10,664,598
	Consumer Products – 0.1%
15,473,000	Avon Products, Inc., 8.950%, 3/15/2043	11,740,139

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Diversified Manufacturing – 0.4%
64,245,000		General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	$45,562,312
11,695,000		General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 1.659%, 5/13/2024(f)	11,319,240
			56,881,552
		Electric – 1.4%
3,075,000		AES Corp. (The), 4.875%, 5/15/2023	3,132,656
50,514,487		Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	59,152,081
64,514,424		Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	21,405,886
12,250,000		Dynegy, Inc., 5.875%, 6/01/2023	12,403,125
21,789,000		Dynegy, Inc., 7.625%, 11/01/2024	23,368,702
14,980,000		Dynegy, Inc., 8.125%, 1/30/2026, 144A	16,365,650
38,973,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	40,162,222
8,663,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	11,139,070
			187,129,392
		Finance Companies – 2.9%
3,100,000		AGFC Capital Trust I, 3-month LIBOR + 1.750%, 3.109%, 1/15/2067, 144A(f)	1,643,000
20,395,000		iStar, Inc., 5.000%, 7/01/2019	20,496,975
1,890,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,946,700
2,830,000		Navient Corp., 5.875%, 10/25/2024	2,808,775
150,996	(††)	Navient Corp., 6.000%, 12/15/2043	3,579,109
73,050,000		Navient Corp., MTN, 6.125%, 3/25/2024	73,963,125
27,420,000		Navient LLC, 5.500%, 1/25/2023	27,351,450
2,950,000		Navient LLC, MTN, 7.250%, 1/25/2022	3,160,188
51,024,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(c)	44,518,440
64,652,000		Springleaf Finance Corp., 5.250%, 12/15/2019	66,510,745
36,085,000		Springleaf Finance Corp., 7.750%, 10/01/2021	39,693,500
77,845,000		Springleaf Finance Corp., 8.250%, 10/01/2023	86,991,787
			372,663,794

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Food & Beverage – 0.0%
1,500,000	Fonterra Co-operative Group Ltd., MTN, 4.500%, 6/30/2021, (AUD)	$1,226,027
	Government Owned - No Guarantee – 0.7%
28,720,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	34,391,511
31,880,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	31,528,364
24,335,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	21,746,729
		87,666,604
	Healthcare – 2.1%
345,000	CHS/Community Health Systems, Inc., 5.125%, 8/01/2021	310,500
4,215,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	2,423,625
27,204,000	HCA, Inc., 7.050%, 12/01/2027	29,924,400
27,545,000	HCA, Inc., 7.500%, 11/06/2033	30,850,400
45,324,000	HCA, Inc., 8.360%, 4/15/2024	53,595,630
6,944,000	HCA, Inc., MTN, 7.580%, 9/15/2025	7,950,880
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	14,063,980
335,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	362,956
13,820,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	14,649,200
1,430,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,426,425
33,955,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	33,106,125
48,840,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	47,374,800
35,499,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	29,109,180
1,300,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	1,365,000
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,007,325
690,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	702,937
		268,223,363
	Home Construction – 0.7%
363,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	377,520
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)(c)	15,441,703

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035	$56,550,375
13,360,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	13,627,200
		85,996,798
	Independent Energy – 3.6%
1,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	1,185,076
2,770,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	2,760,343
37,495,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	40,213,387
7,440,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	7,086,600
6,507,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	6,059,644
18,495,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	17,477,775
11,379,000	California Resources Corp., 5.500%, 9/15/2021	9,345,004
1,709,000	California Resources Corp., 6.000%, 11/15/2024	1,181,346
62,530,000	California Resources Corp., 8.000%, 12/15/2022, 144A	51,587,250
1,835,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,738,663
15,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	15,600
1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	2,017,600
24,610,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	24,856,100
36,790,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	35,318,400
19,891,000	Continental Resources, Inc., 3.800%, 6/01/2024	19,667,226
8,832,000	Continental Resources, Inc., 4.500%, 4/15/2023	9,008,640
760,000	Continental Resources, Inc., 5.000%, 9/15/2022	771,400
1,775,000	EQT Corp., 8.125%, 6/01/2019	1,911,612
2,037,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	2,118,480
20,735,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	21,201,538
145,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	123,250
15,110,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	12,749,063

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$370,000	Noble Energy, Inc., 5.625%, 5/01/2021	$379,420
2,660,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,719,850
280,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	301,846
4,270,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,320,642
16,535,000	Rex Energy Corp., 8.000%, 10/01/2020	6,035,275
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023	22,857,250
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021	11,674,800
4,915,000	SM Energy Co., 5.000%, 1/15/2024	4,739,903
9,235,000	SM Energy Co., 5.625%, 6/01/2025	8,957,950
23,842,000	SM Energy Co., 6.125%, 11/15/2022	24,289,037
395,000	SM Energy Co., 6.500%, 11/15/2021	399,938
8,080,000	SM Energy Co., 6.500%, 1/01/2023	8,241,600
9,895,000	SM Energy Co., 6.750%, 9/15/2026	10,191,850
22,745,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	22,062,650
38,670,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	39,685,087
7,005,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	7,194,415
26,740,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	27,274,800
		469,720,310
	Life Insurance – 2.1%
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,754,813
67,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(g)	79,180,567
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(g)	1,743,282
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	17,413,180
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	17,017,687
2,030,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	2,994,250
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	75,583,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – continued
$38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(c)	$63,720,041
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(c)	16,026,163
		280,433,883
	Local Authorities – 0.9%
38,490,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	30,601,538
99,500,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	81,773,933
1,507,000	Ontario Hydro, 6.042%, 11/27/2020, (CAD)(h)	1,124,435
1,490,000	Province of Ontario Canada, 2.100%, 9/08/2018, (CAD)	1,190,258
		114,690,164
	Media Entertainment – 0.6%
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	6,335,678
1,595,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	1,140,425
66,650,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	47,821,375
20,694,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	19,323,022
2,164,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	2,077,440
1,976,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	2,040,220
		78,738,160
	Metals & Mining – 1.7%
8,456,540	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(a)(c)(d)(i)(j)	3,383
35,180,000	ArcelorMittal, 7.250%, 3/01/2041	44,502,700
3,635,000	ArcelorMittal, 7.500%, 10/15/2039	4,652,800
3,950,000	Barrick Gold Corp., 5.800%, 11/15/2034	4,540,559
23,735,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	29,805,724
100,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	103,750
16,650,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	17,454,195
1,445,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,567,825
4,060,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	4,014,325

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$66,920,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	$71,604,400
3,762,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	3,841,942
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	9,792,358
15,555,000	United States Steel Corp., 6.650%, 6/01/2037	15,243,900
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,411,825
		218,539,686
	Midstream – 1.0%
755,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	787,088
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	9,706,125
7,325,000	Energy Transfer LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	7,573,621
1,455,000	Energy Transfer LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,550,988
7,500,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	8,030,808
310,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	252,168
31,400,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	34,454,249
17,922,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	17,473,950
1,158,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	1,181,160
11,555,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	11,930,537
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	252,663
15,845,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(g)	15,976,197
4,258,532	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	4,567,573
18,753,000	Williams Partners LP, 3.350%, 8/15/2022	18,944,718
		132,681,845
	Mortgage Related – 0.0%
34,091	FHLMC, 5.000%, 12/01/2031	36,766
	Natural Gas – 0.0%
190,000	NiSource Finance Corp., 6.800%, 1/15/2019	198,571

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – 0.1%
$2,074,058	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.814%, 8/10/2045(k)	$2,111,699
10,588,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	8,408,321
		10,520,020
	Oil Field Services – 1.1%
8,997,000	Global Marine, Inc., 7.000%, 6/01/2028	9,176,940
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	14,047,350
10,000	Precision Drilling Corp., 5.250%, 11/15/2024	9,425
10,000	Precision Drilling Corp., 6.500%, 12/15/2021	10,188
33,174,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	34,791,232
51,710,000	Transocean, Inc., 5.800%, 10/15/2022	50,934,350
42,409,000	Transocean, Inc., 6.800%, 3/15/2038	34,033,223
		143,002,708
	Packaging – 0.0%
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,781,725
	Paper – 1.1%
38,882,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	54,653,637
9,625,000	International Paper Co., 8.700%, 6/15/2038	14,557,927
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031	11,550,407
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030	35,340,600
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,172,813
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	19,386,266
		140,661,650
	Property & Casualty Insurance – 0.1%
2,000,000	Liberty Mutual Group, Inc., 3-month LIBOR + 2.905%, 4.494%, 3/07/2067, 144A(f)	1,960,000
80,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.619%, 1/15/2033(e)(f)	36,000
13,985,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.619%, 1/15/2033, 144A(e)(f)	6,293,250
		8,289,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Railroads – 0.1%
$7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(c)	$7,697,662
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)(c)	62,628
		7,760,290
	Retailers – 1.0%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	5,116,784
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,233,445
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,595,499
6,453,000	Foot Locker, Inc., 8.500%, 1/15/2022	7,550,010
7,675,000	GameStop Corp., 5.500%, 10/01/2019, 144A	7,799,719
36,970,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	21,997,150
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,082,637
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	15,207,395
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	10,993,685
815,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	81,500
24,599,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A	25,387,152
24,302,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	22,479,350
		129,524,326
	Supermarkets – 1.7%
5,550,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	5,006,100
4,155,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	3,936,862
112,693,000	New Albertson’s, Inc., 7.450%, 8/01/2029	99,169,840
33,814,000	New Albertson’s, Inc., 7.750%, 6/15/2026	30,590,850
35,988,000	New Albertson’s, Inc., 8.000%, 5/01/2031	32,273,319
13,559,000	New Albertson’s, Inc., 8.700%, 5/01/2030	12,677,665
23,098,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	18,247,420
2,705,000	Safeway, Inc., 7.250%, 2/01/2031	2,258,675
3,585,000	SUPERVALU, Inc., 6.750%, 6/01/2021	3,571,556

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supermarkets – continued
$9,093,000	SUPERVALU, Inc., 7.750%, 11/15/2022	$8,933,872
		216,666,159
	Supranational – 0.4%
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	15,773,828
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	33,392,029
		49,165,857
	Technology – 0.9%
238,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	246,627
9,335,000	Amkor Technology, Inc., 6.375%, 10/01/2022	9,633,720
73,905,000	KLA-Tencor Corp., 4.650%, 11/01/2024	80,164,376
12,970,000	KLA-Tencor Corp., 5.650%, 11/01/2034	14,986,775
2,530,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,960,378
8,080,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	8,716,300
		116,708,176
	Transportation Services – 0.1%
20,994,000	APL Ltd., 8.000%, 1/15/2024(b)(c)	20,521,635
	Treasuries – 23.7%
545,500,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	422,977,315
254,495,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	202,318,463
980,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(l)	1,134,660
2,040,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(l)	2,130,535
1,290,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(l)	1,335,264
310,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(l)	312,979
3,710,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(l)	3,768,430
4,825,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(l)	4,920,731
465,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(l)	477,608
6,200,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(l)	6,397,574

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
2,331,740,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	$19,892,092
5,523,835,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	44,897,217
8,600,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	38,662,713
8,554,600	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	42,021,413
4,579,595	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	23,303,821
10,160,320	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	51,076,762
39,547,655	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	204,382,683
3,288,446	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	17,712,202
113,749	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	652,082
34,470,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	197,604,041
137,580,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	101,164,397
128,565,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	102,770,799
83,000,000		New Zealand Government Bond, Series 420, 3.000%, 4/15/2020, (NZD)	60,258,313
764,599,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	101,960,812
1,096,778,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	141,015,574
253,010,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	76,846,515
97,345,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	31,494,281
300,000,000		U.S. Treasury Note, 0.625%, 6/30/2018	298,757,814
150,000,000		U.S. Treasury Note, 0.750%, 1/31/2018	149,942,858
150,000,000		U.S. Treasury Note, 0.750%, 8/31/2018	149,085,938
600,000,000		U.S. Treasury Note, 0.750%, 9/30/2018	595,734,372
			3,095,010,258
		Wireless – 0.9%
281,500,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	13,221,946
143,600,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	6,596,661
53,182,000		Sprint Capital Corp., 6.875%, 11/15/2028	53,514,387

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$8,400,000	Sprint Capital Corp., 8.750%, 3/15/2032	$9,534,000
27,683,000	Sprint Communications, Inc., 6.000%, 11/15/2022	27,683,000
10,853,000	Sprint Corp., 7.125%, 6/15/2024	11,042,928
2,268,000	Sprint Corp., 7.250%, 9/15/2021	2,401,245
		123,994,167
	Wirelines – 5.3%
137,303,000	AT&T, Inc., 4.300%, 2/15/2030, 144A	136,919,216
5,790,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,776,135
3,695,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	3,991,982
10,946,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	10,838,804
31,630,000	CB Escrow Corp., 8.000%, 10/15/2025, 144A	32,104,450
1,875,000	CenturyLink, Inc., 5.625%, 4/01/2025	1,706,250
1,700,000	CenturyLink, Inc., 6.450%, 6/15/2021	1,717,000
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	9,959,525
7,255,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	6,239,300
11,795,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	11,559,100
1,440,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,432,800
9,614,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	8,652,600
8,735,000	Embarq Corp., 7.995%, 6/01/2036	8,494,788
21,745,000	Frontier Communications Corp., 6.250%, 9/15/2021	15,438,950
24,305,000	Frontier Communications Corp., 6.875%, 1/15/2025	15,737,488
60,000	Frontier Communications Corp., 7.000%, 11/01/2025	32,700
830,000	Frontier Communications Corp., 7.125%, 1/15/2023	551,950
4,035,000	Frontier Communications Corp., 7.875%, 1/15/2027	2,531,963
410,000	Frontier Communications Corp., 9.000%, 8/15/2031	273,675
305,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A(i)	129,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
13,640,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(i)	$6,689,580
43,231,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(i)	21,266,981
64,382,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	55,368,520
16,040,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	16,146,506
43,590,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	38,359,200
32,321,000	Qwest Corp., 6.875%, 9/15/2033	30,984,985
10,785,000	Qwest Corp., 7.250%, 9/15/2025	11,576,319
785,000	Qwest Corp., 7.250%, 10/15/2035	751,839
49,543,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	55,612,017
23,485,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	27,301,312
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	6,779,894
4,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	7,405,886
18,145,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	29,534,493
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	22,629,949
73,892,000	Verizon Communications, Inc., 2.450%, 11/01/2022	72,430,539
1,009,000	Windstream Services LLC/Windstream Finance Corp., 7.500%, 4/01/2023	670,985
8,060,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	6,810,700
3,848,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	2,688,713
		687,096,719
	Total Non-Convertible Bonds (Identified Cost $9,100,690,053)	8,716,772,543
Convertible Bonds – 3.9%

	Building Materials – 0.1%
14,067,000	KB Home, 1.375%, 2/01/2019	17,214,491
	Cable Satellite – 1.5%
12,910,000	DISH Network Corp., 2.375%, 3/15/2024, 144A	12,401,669
170,470,000	DISH Network Corp., 3.375%, 8/15/2026	185,492,668
		197,894,337

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Chemicals – 0.1%
$5,934,000	RPM International, Inc., 2.250%, 12/15/2020	$6,850,061
	Diversified Manufacturing – 0.3%
25,202,000	Trinity Industries, Inc., 3.875%, 6/01/2036	39,677,399
	Healthcare – 0.3%
6,420,000	Evolent Health, Inc., 2.000%, 12/01/2021	6,018,750
22,550,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(l)	31,076,719
		37,095,469
	Leisure – 0.3%
35,626,000	Rovi Corp., 0.500%, 3/01/2020	33,814,774
	Midstream – 0.4%
42,605,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	38,797,178
13,098,000	SM Energy Co., 1.500%, 7/01/2021	12,811,481
		51,608,659
	Pharmaceuticals – 0.0%
2,107,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	2,099,099
2,929,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	3,469,034
		5,568,133
	Property & Casualty Insurance – 0.3%
31,435,000	Old Republic International Corp., 3.750%, 3/15/2018	43,576,769
	REITs - Mortgage – 0.0%
5,425,000	iStar, Inc., 3.125%, 9/15/2022, 144A	5,397,875
	Technology – 0.6%
1,605,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	4,908,291
6,771,074	Liberty Interactive LLC, 3.500%, 1/15/2031	6,948,273
19,600,000	Nuance Communications, Inc., 1.000%, 12/15/2035	18,750,732
11,925,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	12,178,406
1,566,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,612,980
13,345,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	15,605,309

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$15,405,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	$15,828,638
		75,832,629
	Total Convertible Bonds (Identified Cost $448,627,760)	514,530,596
Municipals – 1.5%

	District of Columbia – 0.1%
5,610,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	8,057,587
	Illinois – 0.2%
25,725,000	State of Illinois, 5.100%, 6/01/2033	25,682,297
	Michigan – 0.1%
17,700,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	17,663,184
	Virginia – 0.9%
135,045,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	121,775,478
	Puerto Rico – 0.2%
85,210,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(i)	20,237,375
	Total Municipals (Identified Cost $249,625,145)	193,415,921
	Total Bonds and Notes (Identified Cost $9,798,942,958)	9,424,719,060
Senior Loans – 0.8%

	Automotive – 0.1%
1,192,724	IBC Capital Ltd., 1st Lien Term Loan, 3-month LIBOR + 3.750%, 5.286%, 9/09/2021(f)	1,190,935
7,744,876	IBC Capital Ltd., 2nd Lien Term Loan, 3-month LIBOR + 7.000%, 8.536%, 9/09/2022(f)	7,570,616
		8,761,551
	Chemicals – 0.4%
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.069%, 12/20/2020(f)	48,235,000
	Consumer Cyclical Services – 0.1%
10,830,793	Ex-Sigma 2 LLC, 2nd Lien PIK Term Loan, Zero Coupon, 7/12/2019(a)(c)(d)(e)(m)(n)	9,747,713
	Financial Other – 0.1%
16,517,802	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 6.729%, 3/04/2022(f)	16,517,802

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Natural Gas – 0.0%
$1,961,060	Southcross Holdings Borrower LP, Exit Term Loan B, PIK, 3.500%, 4/13/2023(o)	$1,921,839
	Oil Field Services – 0.0%
510,768	Paragon Offshore Finance Co., Takeback Term Loan B, 3-month LIBOR + 1.000%, 2.354%, 7/18/2022(b)(c)(f)	430,746
3,753,133	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 4.193%, 3/19/2021(f)	3,127,598
		3,558,344
	Retailers – 0.0%
4,357,913	Toys “R” Us Property Co. I LLC, New Term Loan B, 1-month LIBOR + 5.000%, 6.569%, 8/21/2019(f)(i)	3,937,680
	Technology – 0.1%
7,048,927	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 10.085%, 4/01/2022(f)	6,775,781
	Transportation Services – 0.0%
4,544,772	OSG Bulk Ships, Inc., OBS Term Loan, 3-month LIBOR + 4.250%, 5.650%, 8/05/2019(f)	4,374,343
	Utility Other – 0.0%
4,525,000	PowerTeam Services LLC, 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 8.943%, 11/06/2020(f)	4,525,000
	Total Senior Loans (Identified Cost $120,386,461)	108,355,053

Shares
Common Stocks – 4.3%

	Aerospace & Defense – 0.4%
1,856,174	Arconic, Inc.	50,580,742
	Automobiles – 2.1%
21,480,222	Ford Motor Co.	268,287,973
	Diversified Telecommunication Services – 0.1%
307,212	Hawaiian Telcom Holdco, Inc.(e)	9,480,562
	IT Services – 0.0%
159,286	Exela Technologies, Inc.(e)	820,323
	Media – 0.0%
559,124	Dex Media, Inc.(a)(d)(e)(p)	4,081,605
	Oil, Gas & Consumable Fuels – 0.1%
1,033,462	Chesapeake Energy Corp.(e)	4,092,510
1,177	Frontera Energy Corp.(e)	37,080
209,389	Paragon Offshore Ltd.(a)(d)(e)(p)	3,821,349
209,391	Paragon Offshore Ltd., Litigation Units Class A(a)(d)(e)(p)	209,391
299,302	Paragon Offshore Ltd., Litigation Units Class B(a)(d)(e)(p)	6,833,963
2,021	Southcross Holdings Group LLC(a)(d)(e)(p)	—

Shares	Description	Value (†)
Common Stocks – continued

	Oil, Gas & Consumable Fuels – continued
2,021	Southcross Holdings LP, Class A(a)(d)(e)(p)	$682,087
		15,676,380
	Pharmaceuticals – 1.6%
3,414,069	Bristol-Myers Squibb Co.	209,214,148
	Total Common Stocks (Identified Cost $438,951,778)	558,141,733
Preferred Stocks – 1.4%

Convertible Preferred Stocks – 1.2%

	Banking – 0.4%
25,823	Bank of America Corp., Series L, 7.250%	34,060,537
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	16,352,605
		50,413,142
	Communications – 0.0%
14,923	Cincinnati Bell, Inc., 6.750%	761,073
	Energy – 0.1%
325,710	El Paso Energy Capital Trust I, 4.750%	15,484,253
	Midstream – 0.5%
257,387	Chesapeake Energy Corp., 4.500%	12,792,134
476,844	Chesapeake Energy Corp., 5.000%	27,150,305
3,044	Chesapeake Energy Corp., 5.750%	1,748,398
39,322	Chesapeake Energy Corp., 5.750%, 144A	22,585,574
16,454	Chesapeake Energy Corp., Series A, 5.750%, 144A	9,203,956
		73,480,367
	REITs - Health Care – 0.1%
172,150	Welltower, Inc., 6.500%	10,306,620
	REITs - Mortgage – 0.1%
141,274	iStar, Inc., Series J, 4.500%	6,799,518
	Total Convertible Preferred Stocks (Identified Cost $178,802,710)	157,244,973

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – 0.2%

	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), 1.900%	$137,475
100	Entergy Arkansas, Inc., 4.320%	9,898
5,000	Entergy Mississippi, Inc., 4.360%	483,682
50,100	Southern California Edison Co., 4.780%	1,273,542
		1,904,597
	Finance Companies – 0.0%
16,004	iStar, Inc., Series G, 7.650%	408,422
	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(e)	407,605
	REITs - Office Property – 0.1%
2,318	Highwoods Realty LP, Series A, 8.625%	2,887,053
	REITs - Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	12,850,532
	Total Non-Convertible Preferred Stocks (Identified Cost $12,167,460)	18,458,209
	Total Preferred Stocks (Identified Cost $190,970,170)	175,703,182
Closed-End Investment Companies – 0.0%
170,002	NexPoint Credit Strategies Fund (Identified Cost $9,807,937)	4,299,351

Principal Amount (‡)
Short-Term Investments – 20.0%
$56,715,000	Federal Home Loan Bank Discount Notes, 1.060%, 1/19/2018 (q)	56,680,461
212,605,000	Federal Home Loan Bank Discount Notes, 1.140%, 3/06/2018 (q)	212,102,614
212,395,000	Federal Home Loan Bank Discount Notes, 1.140%, 3/05/2018 (q)	211,901,182
350,000,000	U.S. Treasury Bills, 1.225%-1.230%, 2/15/2018 (q) (r)	349,470,625
569,070,000	U.S. Treasury Bills, 1.250%-1.255%, 3/01/2018 (q) (r)	567,903,327
105,930,000	U.S. Treasury Bills, 1.285%, 4/05/2018 (q)	105,549,965
250,000,000	U.S. Treasury Bills, 1.202%, 2/08/2018 (q)	249,678,497

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – continued
$330,000,000	U.S. Treasury Bills, 1.076%, 1/25/2018 (q)	$329,740,676
150,500,000	U.S. Treasury Bills, 1.090%, 1/18/2018 (q)	150,417,141
200,000,000	U.S. Treasury Bills, 1.066%, 2/01/2018 (q)	199,789,096
43,285,000	U.S. Treasury Cash Management Bills, 1.025%, 1/02/2018 (q)	43,285,000
	Total Short-Term Investments (Identified Cost $2,476,740,014)	2,476,518,584
124,020,485	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $124,027,926 on 1/02/2018 collateralized by $125,815,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $126,505,599 including accrued interest(s)	124,020,485
	Total Short-Term Investments (Identified Cost $2,600,760,499)	2,600,539,069
	Total Investments – 98.8% (Identified Cost $13,159,819,803)	12,871,757,448
	Other assets less liabilities – 1.2%	157,653,329
	Net Assets – 100.0%	$13,029,410,777

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$244,335,123	1.9%	$64,459,983	0.5%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2017, the value of these securities amounted to $244,335,123 or 1.9% of net assets.
(c)	Illiquid security.
(d)	Fair valued by the Fund’s adviser. At December 31, 2017, the value of these securities amounted to $64,459,983 or 0.5% of net assets.
(e)	Non-income producing security.
(f)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(g)	Perpetual bond with no specified maturity date.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(k)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2017 is disclosed.
(l)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(m)	Position is unsettled. Contract rate was not determined at December 31, 2017 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended December 31, 2017, interest payments were made in cash.
(o)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended December 31, 2017 interest payments were made in principal.
(p)	Securities subject to restriction on resale. At December 31, 2017, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	2,639,400	4,081,605	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	19,101,306	13,466,421	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	7,582,168	2,185,181	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	25,395,339	—	—
Paragon Offshore Ltd	July 18, 2017	36,275,827	3,821,349	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class A	July 18, 2017	1,451,033	209,391	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class B	July 18, 2017	28,157,326	6,833,963	Less than 0.1%
Southcross Holdings Group LLC	April 29, 2016	—	—	—
Southcross Holdings LP, Class A	April 29, 2016	2,950,992	682,087	Less than 0.1%

(q)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(r)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of investments.
(s)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the value of Rule 144A holdings amounted to $1,993,636,372 or 15.3% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$13,887,884	$43,976,828	(a)(f)	$57,864,712
Airlines	—	111,997,407	1,197	(b)	111,998,604
Chemicals	—	163,289,344	23,428,890	(c)	186,718,234
Finance Companies	3,579,109	369,084,685	—		372,663,794
Metals & Mining	—	218,536,303	3,383	(c)	218,539,686
All Other Non-Convertible Bonds*	—	7,768,987,513	—		7,768,987,513

Total Non-Convertible Bonds	3,579,109	8,645,783,136	67,410,298		8,716,772,543

Convertible Bonds*	—	514,530,596	—		514,530,596
Municipals*	—	193,415,921	—		193,415,921

Total Bonds and Notes	3,579,109	9,353,729,653	67,410,298		9,424,719,060

Senior Loans*
Consumer Cyclical Services	—	—	9,747,713	(c)	9,747,713
All Other Senior Loans*	—	98,607,340	—		98,607,340

Total Senior Loans	—	98,607,340	9,747,713		108,355,053

Common Stocks
Media	—	—	4,081,605	(d)	4,081,605
Oil, Gas & Consumable Fuels	4,129,590	—	11,546,790	(e)(f)	15,676,380
All Other Common Stocks*	538,383,748	—	—		538,383,748

Total Common Stocks	542,513,338	—	15,628,395		558,141,733

Preferred Stocks
Convertible Preferred Stocks
Midstream	12,792,134	60,688,233	—		73,480,367
REITs - Mortgage	—	6,799,518	—		6,799,518
All Other Convertible Preferred Stocks*	76,965,088	—	—		76,965,088

Total Convertible Preferred Stocks	89,757,222	67,487,751	—		157,244,973

Non-Convertible Preferred Stocks
Electric	1,273,542	631,055	—		1,904,597
REITs - Office Property	—	2,887,053	—		2,887,053
REITs - Warehouse/Industrials	—	12,850,532	—		12,850,532
All Other Non-Convertible Preferred Stocks*	816,027	—	—		816,027

Total Non-Convertible Preferred Stocks	2,089,569	16,368,640	—		18,458,209

Total Preferred Stocks	91,846,791	83,856,391	—		175,703,182

Closed-End Investment Companies	4,299,351	—	—		4,299,351
Short-Term Investments	—	2,600,539,069	—		2,600,539,069

Total	$642,238,589	$12,136,732,453	$92,786,406		$12,871,757,448

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser ($2,185,181), valued using broker-dealer bid prices ($28,325,226) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($13,466,421).
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.
(d)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(e)	Fair valued by the Fund’s adviser ($682,087) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($10,864,703).
(f)	Includes a security fair valued at zero using Level 3 inputs.

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2017
Bonds and Notes
Non-Convertible Bonds

ABS Other	$43,669,109	$—	$3,181	$97,959	$424,084	$(217,505)	$—	$—	$43,976,828	(a)	$98,639
Airlines	1,197	—	—	—	—	—	—	—	1,197		—
Chemicals	23,428,890	125,630	—	(125,630)	—	—	—	—	23,428,890		(125,630)
Metals & Mining	3,383	37,950	—	(37,950)	—	—	—	—	3,383		(37,950)
Retailers	25,551,200	—	—	—	—	—	—	(25,551,200)	—		—
Senior Loans
Consumer Cyclical Services	9,747,713	—	—	—	—	—	—	—	9,747,713		—
Common Stocks
Media	3,242,919	—	—	838,686	—	—	—	—	4,081,605		838,686
Oil, Gas & Consumable Fuels	10,541,427	—	—	1,005,363	—	—	—	—	11,546,790	(a)	1,005,363

Total	$116,185,838	$163,580	$3,181	$1,778,428	$424,084	$(217,505)	$—	$(25,551,200)	$92,786,406		$1,779,108

(a)	Includes a security fair valued at zero using Level 3 Inputs.

A debt security valued at $25,551,200 was transferred from Level 3 to Level 2 during the period ended December 31, 2017. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2017 (Unaudited)

Treasuries	23.7%
Banking	6.1
Wirelines	5.3
Independent Energy	3.6
Finance Companies	2.9
Healthcare	2.4
Life Insurance	2.1
Automobiles	2.1
Other Investments, less than 2% each	30.6
Short-Term Investments	20.0

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

Currency Exposure Summary at December 31, 2017 (Unaudited)

United States Dollar	78.0%
Canadian Dollar	6.6
Mexican Peso	4.7
New Zealand Dollar	3.1
Australian Dollar	2.1
Other, less than 2% each	4.3

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 105.8% of Net Assets

Non-Convertible Bonds – 105.0%

	ABS Car Loan – 7.0%
$98,000	AmeriCredit Automobile Receivable Trust, Series 2017-4, Class A2A, 1.830%, 5/18/2021	$97,871
40,000	AmeriCredit Automobile Receivable Trust, Series 2017-4, Class B, 2.360%, 12/19/2022	39,768
32,946	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.510%, 5/18/2020(a)	32,893
4,248	Capital Auto Receivables Asset Trust, Series 2016-3, Class A2A, 1.360%, 4/22/2019(a)	4,247
64,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class A2, 1.760%, 6/22/2020, 144A(a)	63,897
3,138	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.750%, 6/15/2021, 144A	3,134
72,000	CarMax Auto Owner Trust, Series 2017-3, Class A2A, 1.640%, 9/15/2020(a)	71,850
22,000	CarMax Auto Owner Trust, Series 2017-4, Class A3, 2.110%, 10/17/2022(a)	21,892
14,000	CarMax Auto Owner Trust, Series 2017-4, Class A4, 2.330%, 5/15/2023	13,912
560	CPS Auto Receivables Trust, Series 2015-A, Class A, 1.530%, 7/15/2019, 144A	560
710	CPS Auto Receivables Trust, Series 2015-B, Class A, 1.650%, 11/15/2019, 144A	709
9,170	CPS Auto Receivables Trust, Series 2016-C, Class A, 1.620%, 1/15/2020, 144A	9,158
43,443	CPS Auto Trust, Series 2016-D, Class A, 1.500%, 6/15/2020, 144A(a)	43,348
26,175	Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.670%, 5/15/2019(a)	26,168
48,910	Drive Auto Receivables Trust, Series 2017-2, Class A2A, 1.630%, 8/15/2019(a)	48,893
56,000	Drive Auto Receivables Trust, Series 2017-2, Class B, 2.250%, 6/15/2021(a)	56,024
32,426	Drive Auto Receivables Trust, Series 2017-3, Class A1, 1.450%, 11/15/2018(a)	32,426
38,000	Drive Auto Receivables Trust, Series 2017-3, Class B, 2.300%, 5/17/2021(a)	37,913
4,674	Drive Auto Receivables Trust, Series 2017-BA, Class A2, 1.590%, 12/17/2018, 144A(a)	4,674
27,000	Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.200%, 5/15/2020, 144A(a)	27,017
5,670	DT Auto Owner Trust, Series 2016-4A, Class A, 1.440%, 11/15/2019, 144A(a)	5,669
116,213	DT Auto Owner Trust, Series 2017-2A, Class A, 1.720%, 5/15/2020, 144A(a)	116,118

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Car Loan – continued
$74,408	DT Auto Owner Trust, Series 2017-3A, Class A, 1.730%, 8/17/2020, 144A(a)	$74,299
164,035	DT Auto Owner Trust, Series 2017-4A, Class A, 1.850%, 8/17/2020, 144A	163,867
73,061	Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.050%, 12/15/2021, 144A(a)	72,948
1,207	Flagship Credit Auto Trust, Series 2016-2, Class A1, 2.280%, 5/15/2020, 144A	1,208
44,476	Flagship Credit Auto Trust, Series 2016-4, Class A1, 1.470%, 3/16/2020, 144A	44,423
156,000	Ford Credit Auto Owner Trust, Series 2017-A, Class A4, 1.920%, 4/15/2022(a)	154,904
91,000	Ford Credit Auto Owner Trust, Series 2017-B, Class A2A, 1.490%, 5/15/2020(a)	90,859
22,000	Ford Credit Auto Owner Trust, Series 2017-C, Class A3, 2.010%, 3/15/2022	21,935
100,000	GM Financial Consumer Automobile, Series 2017-1A, Class A3, 1.780%, 10/18/2021, 144A(a)	99,401
94,000	GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A3, 1.970%, 5/16/2022, 144A(a)	93,439
38,000	Honda Auto Receivables Owner Trust, Series 2017-4, Class A3, 2.050%, 11/22/2021	37,914
54,000	Nissan Auto Receivables Owner Trust, Series 2017-C, Class A4, 2.280%, 2/15/2024	53,856
1,655	Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.830%, 1/15/2020(a)	1,655
12,668	Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.490%, 2/18/2020(a)	12,655
42,000	Santander Retail Auto Lease Trust, Series 2017-A, Class A3, 2.220%, 1/20/2021, 144A	41,878
73,770	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A2A, 1.420%, 9/16/2019(a)	73,649
38,065	Westlake Automobile Receivables Trust, Series 2016-2A, Class A2, 1.570%, 6/17/2019, 144A	38,050
57,228	Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.780%, 4/15/2020, 144A	57,190
		1,892,271
	ABS Credit Card – 3.0%
100,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/2022(a)	99,539
100,000	American Express Credit Account Master Trust, Series 2017-6, Class A, 2.040%, 5/15/2023(a)	99,518
100,000	American Express Credit Account Master Trust, Series 2017-7, Class A, 2.350%, 5/15/2025(a)	99,683
73,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022(a)	72,674
26,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023	25,836
133,000	Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.740%, 1/19/2021(a)	132,703

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Credit Card – continued
$100,000	Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1-month LIBOR + 0.370%, 1.777%, 8/08/2024(a)(b)	$100,405
100,000	Discover Card Execution Note Trust, Series 2017-A7, Class A7, 1-month LIBOR + 0.360%, 1.837%, 4/15/2025(a)(b)	100,416
89,000	World Financial Network Credit Card Master Trust, Series 2017-C, Class A, 2.310%, 8/15/2024	88,627
		819,401
	ABS Home Equity – 2.1%
39,881	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(a)	40,942
45,066	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(a)	46,189
69,842	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN7, Class A1, 3.105%, 9/28/2032, 144A(c)	69,702
36,625	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL1, Class A1, 3.598%, 1/28/2032, 144A(c)	36,669
31,847	CAM Mortgage Trust, Series 2016-2, Class A1, 3.250%, 6/15/2057, 144A(c)	31,868
15,663	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR2, Class 5A1, 3.431%, 3/25/2034(c)	15,998
82,057	GCAT LLC, Series 2017-2, Class A1, 3.500%, 4/25/2047, 144A(c)	82,146
97,440	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.000%, 7/25/2057, 144A(c)	97,317
92,840	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/2022, 144A(c)	92,906
55,197	VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.375%, 4/25/2047, 144A(c)	55,416
		569,153
	ABS Other – 0.4%
100,000	Verizon Owner Trust, Series 2017-3A, Class A1A, 2.060%, 4/20/2022, 144A(a)	99,487
	Aerospace & Defense – 1.4%
70,000	Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027, 144A	69,825
141,000	Lockheed Martin Corp., 2.500%, 11/23/2020(a)	141,901
133,000	Northrop Grumman Corp., 2.550%, 10/15/2022	132,052
42,000	Northrop Grumman Corp., 4.030%, 10/15/2047	43,895
		387,673
	Agency Commercial Mortgage-Backed Securities – 0.6%
54,000	FHLMC, Series K726, Class A2, 2.905%, 7/25/2049(a)	54,919
20,000	FHLMC Multifamily Structured Pass Through Certificates, Series K068, Class A2, 3.244%, 8/25/2027(a)	20,603

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Agency Commercial Mortgage-Backed Securities – continued
$53,000	FHLMC Multifamily Structured Pass Through Certificates, K728, Class A2, 3.064%, 8/25/2024(c)	$54,295
33,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/2027(c)	33,839
11,000	FHLMC Multifamily Structured Pass Through Certificates, Series K070, Class A2, 3.303%, 11/25/2027(c)	11,378
		175,034
	Automotive – 1.6%
30,000	Ford Motor Co., 7.450%, 7/16/2031	39,216
213,000	Ford Motor Credit Co. LLC, 2.343%, 11/02/2020	210,979
49,000	General Motors Co., 5.150%, 4/01/2038	52,242
27,000	General Motors Financial Co., Inc., 2.450%, 11/06/2020	26,797
90,000	Toyota Motor Credit Corp., MTN, 1.550%, 10/18/2019(a)	89,201
		418,435
	Banking – 6.9%
77,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023, 144A	77,198
180,000	Bank of America Corp., MTN, 4.000%, 1/22/2025(a)	187,265
73,000	BB&T Corp., MTN, 2.150%, 2/01/2021(a)	72,309
65,000	BNP Paribas S.A., 3.500%, 11/16/2027, 144A	64,698
96,000	Capital One NA, 1.650%, 2/05/2018(a)	95,997
158,000	Citibank NA, Series BKNT, 2.125%, 10/20/2020(a)	156,491
48,000	Citigroup, Inc., 4.400%, 6/10/2025(a)	50,666
32,000	Citigroup, Inc., 4.450%, 9/29/2027(a)	33,878
135,000	Citigroup, Inc., (fixed rate to 7/24/2022, variable rate thereafter), 2.876%, 7/24/2023(a)	134,324
34,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	35,123
21,000	Goldman Sachs Group, Inc. (The), 4.750%, 10/21/2045(a)	24,006
87,000	HSBC Holdings PLC, (fixed rate to 11/22/2022, variable rate thereafter), 3.033%, 11/22/2023	87,175
97,000	HSBC Holdings PLC, (fixed rate to 3/13/2022, variable rate thereafter), 3.262%, 3/13/2023(a)	98,350
50,000	HSBC Holdings PLC, (fixed rate to 3/13/2027, variable rate thereafter), 4.041%, 3/13/2028(a)	52,107
46,000	JPMorgan Chase & Co., (fixed rate to 11/15/2047, variable rate thereafter), 3.964%, 11/15/2048	47,496

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$25,000	JPMorgan Chase & Co., (fixed rate to 2/22/2047, variable rate thereafter), 4.260%, 2/22/2048	$27,059
25,000	JPMorgan Chase & Co., (fixed rate to 7/24/2037, variable rate thereafter), 3.882%, 7/24/2038	25,699
50,000	Morgan Stanley, (fixed rate to 7/22/2037, variable rate thereafter), 3.971%, 7/22/2038(a)	51,775
68,000	Morgan Stanley, MTN, 3.125%, 7/27/2026(a)	67,070
182,000	Royal Bank of Canada, 2.150%, 10/26/2020(a)	180,825
200,000	UBS AG, 2.450%, 12/01/2020, 144A	199,397
23,000	Wells Fargo & Co., GMTN, 4.900%, 11/17/2045(a)	26,031
46,000	Wells Fargo & Co., MTN, 2.625%, 7/22/2022(a)	45,753
17,000	Wells Fargo & Co., MTN, 4.750%, 12/07/2046(a)	19,000
		1,859,692
	Building Materials – 0.1%
40,000	Vulcan Materials Co., 4.500%, 6/15/2047	40,840
	Cable Satellite – 0.5%
12,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	12,304
9,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	10,509
60,000	Comcast Corp., 3.150%, 2/15/2028(a)	60,192
15,000	Comcast Corp., 4.049%, 11/01/2052	15,348
17,000	Cox Communications, Inc., 4.600%, 8/15/2047, 144A	17,158
8,000	Time Warner Cable LLC, 7.300%, 7/01/2038	10,028
		125,539
	Chemicals – 0.6%
51,000	Dow Chemical Co. (The), 8.550%, 5/15/2019	55,242
22,000	Mexichem SAB de CV, 5.500%, 1/15/2048, 144A	21,422
74,000	Sherwin-Williams Co. (The), 2.750%, 6/01/2022	73,713
		150,377
	Collateralized Mortgage Obligations – 1.0%
34,230	Federal Home Loan Mortgage Corp., Series 3830, Class DZ, 4.000%, 12/15/2030	36,160

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Collateralized Mortgage Obligations – continued
$55,030	Federal National Mortgage Association, REMIC, Series 2017-41, Class MD, 4.000%, 5/25/2053(a)	$57,556
74,344	Federal National Mortgage Association, REMIC, Series 2017-71, Class AB, 3.000%, 8/25/2044(a)	74,889
15,062	Federal National Mortgage Association, Series 2013-101, Class A, 3.000%, 9/25/2030	15,280
78,230	Federal National Mortgage Association, Series 2016-54, Class GA, 2.500%, 11/25/2045	77,202
		261,087
	Construction Machinery – 0.3%
79,000	Caterpillar Financial Services Corp., MTN, 2.550%, 11/29/2022	78,747
	Consumer Cyclical Services – 0.2%
48,000	Alibaba Group Holding Ltd., 4.200%, 12/06/2047	49,977
	Consumer Products – 0.1%
24,000	Procter & Gamble Co. (The), 3.500%, 10/25/2047(a)	24,234
	Electric – 4.0%
30,000	Ameren Illinois Co., 3.700%, 12/01/2047	30,697
41,000	American Electric Power Co., Inc., 2.150%, 11/13/2020	40,809
39,000	American Electric Power Co., Inc., 3.200%, 11/13/2027	38,723
48,000	Appalachian Power Co., 4.450%, 6/01/2045(a)	53,269
14,000	Delmarva Power & Light Co., 4.150%, 5/15/2045(a)	15,325
108,000	Dominion Energy, Inc., 2.962%, 7/01/2019	108,836
29,000	Duke Energy Florida LLC, 2.100%, 12/15/2019	28,976
77,000	Eversource Energy, Series K, 2.750%, 3/15/2022(a)	77,139
6,000	Exelon Corp., 5.625%, 6/15/2035	7,374
27,000	FirstEnergy Transmission LLC, 5.450%, 7/15/2044, 144A	32,071
97,000	Fortis, Inc., 144A, 3.055%, 10/04/2026(a)	93,658
48,000	ITC Holdings Corp., 2.700%, 11/15/2022, 144A	47,913
48,000	ITC Holdings Corp., 3.350%, 11/15/2027, 144A	48,035
13,000	ITC Holdings Corp., 5.300%, 7/01/2043	15,684
79,000	Jersey Central Power & Light Co., 4.700%, 4/01/2024, 144A	85,541

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$30,000	Jersey Central Power & Light Co., 7.350%, 2/01/2019	$31,502
24,000	New England Power Co., 3.800%, 12/05/2047, 144A	24,537
49,000	NextEra Energy Capital Holdings, Inc., 2.700%, 9/15/2019(a)	49,300
36,000	Pinnacle West Capital Corp., 2.250%, 11/30/2020	35,830
20,000	Progress Energy, Inc., 7.050%, 3/15/2019	21,114
59,000	Progress Energy, Inc., 7.750%, 3/01/2031(a)	82,580
50,000	Southern Co. (The), 2.350%, 7/01/2021(a)	49,703
52,000	WEC Energy Group, Inc., 1.650%, 6/15/2018(a)	51,948
		1,070,564
	Finance Companies – 0.7%
159,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	166,985
22,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	23,810
		190,795
	Food & Beverage – 0.8%
63,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/01/2046(a)	73,016
96,000	Constellation Brands, Inc., 2.650%, 11/07/2022	94,979
37,000	Kraft Heinz Foods Co., 2.000%, 7/02/2018	36,999
		204,994
	Government Owned - No Guarantee – 1.4%
30,000	Abu Dhabi Crude Oil Pipeline LLC, 4.600%, 11/02/2047, 144A	30,856
20,000	DP World Ltd., 6.850%, 7/02/2037, 144A	24,601
87,000	Federal Home Loan Mortgage Corp., 2.375%, 1/13/2022(a)	87,782
33,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032(a)	46,292
47,000	Federal National Mortgage Association, 2.625%, 9/06/2024(a)	47,626
105,000	Petroleos Mexicanos, 5.500%, 1/21/2021(a)	111,405
22,000	Petroleos Mexicanos, 5.625%, 1/23/2046	20,361
		368,923

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Health Insurance – 0.4%
$107,000	UnitedHealth Group, Inc., 1.950%, 10/15/2020(a)	$106,022
	Healthcare – 0.6%
74,000	Abbott Laboratories, 2.900%, 11/30/2021	74,857
5,000	Becton, Dickinson and Co., 4.669%, 6/06/2047	5,414
23,000	Cleveland Clinic Foundation (The), 4.858%, 1/01/2114(a)	25,864
25,000	New York and Presbyterian Hospital (The), 4.763%, 8/01/2116(a)	26,616
16,000	Partners HealthCare System, Inc., Series 2017, 3.765%, 7/01/2048	15,890
		148,641
	Independent Energy – 1.4%
22,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	26,946
100,000	Anadarko Petroleum Corp., 6.950%, 6/15/2019	106,171
44,000	Canadian Natural Resources Ltd., 2.950%, 1/15/2023	43,803
26,000	Canadian Natural Resources Ltd., 5.900%, 2/01/2018	26,090
6,000	Canadian Natural Resources Ltd., 6.450%, 6/30/2033	7,338
16,000	Canadian Natural Resources Ltd., GMTN, 4.950%, 6/01/2047	17,906
73,000	EQT Corp., 3.000%, 10/01/2022	72,222
30,000	EQT Corp., 3.900%, 10/01/2027	29,824
41,000	Noble Energy, Inc., 4.950%, 8/15/2047	43,876
		374,176
	Industrial Other – 0.1%
28,000	Wesleyan University, 4.781%, 7/01/2116(a)	29,723
	Integrated Energy – 0.3%
33,000	Shell International Finance BV, 4.000%, 5/10/2046	35,146
29,000	Shell International Finance BV, 6.375%, 12/15/2038	40,430
		75,576
	Life Insurance – 0.8%
12,000	AIA Group Ltd., 2.250%, 3/11/2019, 144A	11,931

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – continued
$64,000	AIG Global Funding, 1.950%, 10/18/2019, 144A(a)	$63,447
15,000	American International Group, Inc., 4.500%, 7/16/2044	16,156
87,000	New York Life Global Funding, 1.950%, 9/28/2020, 144A(a)	86,084
37,000	Pricoa Global Funding I, 1.900%, 9/21/2018, 144A(a)	37,007
		214,625
	Media Entertainment – 0.3%
33,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	43,856
37,000	CBS Corp., 3.375%, 2/15/2028	35,632
8,000	Viacom, Inc., 4.375%, 3/15/2043	6,925
		86,413
	Metals & Mining – 0.8%
39,000	Anglo American Capital PLC, 4.750%, 4/10/2027, 144A	40,818
70,000	Vale Overseas Ltd., 4.375%, 1/11/2022	72,380
50,000	Vale Overseas Ltd., 5.875%, 6/10/2021	54,450
27,000	Vale Overseas Ltd., 6.875%, 11/21/2036	33,075
14,000	Vale Overseas Ltd., 8.250%, 1/17/2034	18,498
		219,221
	Midstream – 1.2%
23,000	Dominion Energy Gas Holdings LLC, 2.500%, 12/15/2019(a)	23,036
51,000	Enbridge, Inc., 3.700%, 7/15/2027	51,215
34,000	Enbridge, Inc., 4.000%, 10/01/2023	35,387
41,000	Energy Transfer LP, 6.625%, 10/15/2036	47,229
37,000	EnLink Midstream Partners LP, 2.700%, 4/01/2019	36,967
22,000	ONEOK Partners LP, 6.850%, 10/15/2037	27,445
47,000	Plains All American Pipeline LP/PAA Finance Corp., 4.500%, 12/15/2026	47,644
6,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	5,762
43,000	Williams Partners LP, 6.300%, 4/15/2040	52,887
		327,572

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mortgage Related – 27.4%
$416,738	FHLMC, 3.000%, with various maturities from 2042 to 2047(a)(d)	$417,312
117,353	FHLMC, 4.000%, with various maturities from 2024 to 2047(d)	122,729
41,734	FHLMC, 4.500%, 8/01/2043(a)	45,003
60,000	FHLMC (TBA), 3.000%, 1/01/2048(e)	59,991
540,000	FHLMC (TBA), 3.500%, 1/01/2048(e)	554,541
220,000	FHLMC (TBA), 4.000%, 1/01/2048(e)	230,055
113,599	FNMA, 3.000%, with various maturities from 2045 to 2047(a)(d)	114,019
865,176	FNMA, 3.500%, with various maturities from 2046 to 2047(a)(d)	892,822
636,149	FNMA, 4.000%, with various maturities from 2027 to 2047(a)(d)	669,282
50,755	FNMA, 4.500%, with various maturities from 2030 to 2047(d)	54,498
25,682	FNMA, 5.000%, with various maturities from 2033 to 2038(d)	27,896
96,677	FNMA, 5.500%, with various maturities from 2034 to 2041(a)(d)	107,321
235,000	FNMA (TBA), 2.500%, 1/01/2033(e)	234,633
390,000	FNMA (TBA), 3.000%, 1/01/2048(e)	390,000
925,000	FNMA (TBA), 3.500%, with various maturities from 2033 to 2048(e)(d)	950,205
700,000	FNMA (TBA), 4.000%, 1/01/2048(e)	732,017
320,000	FNMA (TBA), 4.500%, 1/01/2048(e)	340,450
590,000	GNMA (TBA), 3.000%, 1/01/2048(e)	595,347
350,000	GNMA (TBA), 3.500%, 1/01/2048(e)	361,812
360,000	GNMA (TBA), 4.000%, 1/01/2048(e)	375,272
100,000	GNMA (TBA), 4.500%, 1/01/2048(e)	104,891
		7,380,096
	Natural Gas – 0.2%
42,000	Sempra Energy, 9.800%, 2/15/2019	45,488
	Non-Agency Commercial Mortgage-Backed Securities – 2.5%
43,000	Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/2030, 144A(a)	43,481

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$10,000	Bank 2017-BNK9, Series 2017-BNK9, Class A4, 3.538%, 11/15/2054	$10,305
16,000	CD Commercial Mortgage Trust, Series 2017-CD6, Class A, 3.456%, 11/13/2050	16,474
18,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A4, 4.131%, 11/10/2046(a)	19,194
4,162	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(c)	4,321
25,278	Commercial Mortgage Pass Through Certificates, Series 2013-CR9, Class A4, 4.230%, 7/10/2045(a)(c)	27,076
24,000	Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/2046(a)	24,172
40,000	Commercial Mortgage Trust, Series 2013-CR11, Class A3, 3.983%, 8/10/2050(a)	42,280
42,000	Commercial Mortgage Trust, Series 2013-CR12, Class A3, 3.765%, 10/10/2046(a)	44,044
16,000	Commercial Mortgage Trust, Series 2013-CR7, Class A4, 3.213%, 3/10/2046	16,324
22,000	Commercial Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/2047(a)	23,325
26,000	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.502%, 11/15/2049	26,638
1,000	GS Mortgage Securities Corp. II, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	1,074
10,000	GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.382%, 5/10/2050	10,248
56,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class A, 2.933%, 6/05/2031, 144A(a)	56,474
8,000	GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135%, 6/10/2046	8,129
56,000	GS Mortgage Securities Trust 2014-GC18, Series 2014-GC18, Class A3, 3.801%, 1/10/2047(a)	58,640
14,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.082%, 7/15/2046(c)	14,884
12,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259%, 10/15/2046(c)	12,844
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A4, 3.787%, 2/15/2047(a)	18,836
7,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5, 4.064%, 2/15/2047	7,430
28,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249%, 2/15/2048(a)	28,386
40,000	Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.350%, 7/13/2029, 144A(a)	40,917
25,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695%, 11/15/2048	26,086
20,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A4, 3.640%, 12/15/2059(a)	20,750
29,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4, 3.589%, 12/15/2050	29,935
10,000	Wells Fargo Commercial Mortgage Trust 2015-C27, Series 2015-C27, Class A4, 3.190%, 2/15/2048	10,128

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$22,000	WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A4, 3.073%, 6/15/2046(a)	$22,323
2,077	WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5, 3.337%, 6/15/2046	2,133
		666,851
	Oil Field Services – 0.3%
34,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022, 144A	33,957
36,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 4.080%, 12/15/2047, 144A	36,615
		70,572
	Pharmaceuticals – 1.9%
77,000	AbbVie, Inc., 2.500%, 5/14/2020(a)	77,237
232,000	AbbVie, Inc., 2.900%, 11/06/2022(a)	232,675
14,000	AbbVie, Inc., 4.300%, 5/14/2036	15,001
77,000	Amgen, Inc., 2.200%, 5/11/2020(a)	76,574
7,000	Gilead Sciences, Inc., 4.000%, 9/01/2036	7,406
43,000	Gilead Sciences, Inc., 4.750%, 3/01/2046(a)	49,740
63,000	Johnson & Johnson, 3.400%, 1/15/2038	64,529
		523,162
	Railroads – 0.3%
86,000	Union Pacific Corp., 3.600%, 9/15/2037(a)	89,101
	Refining – 0.5%
22,000	Andeavor, 3.800%, 4/01/2028	22,053
18,000	Andeavor, 4.500%, 4/01/2048	18,204
57,000	Marathon Petroleum Corp., 3.400%, 12/15/2020	58,242
44,000	Marathon Petroleum Corp., 4.750%, 9/15/2044	45,972
		144,471
	REITs - Regional Malls – 0.8%
142,000	Simon Property Group LP, 2.750%, 6/01/2023	141,567
67,000	Simon Property Group LP, 3.375%, 12/01/2027	67,310
		208,877

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – 0.2%
$21,615	CVS Pass Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	$21,789
27,000	Lowe’s Cos., Inc., 4.050%, 5/03/2047	28,742
		50,531
	Sovereigns – 0.2%
22,000	Republic of Chile, 3.860%, 6/21/2047	22,594
29,000	Republic of Uruguay, 5.100%, 6/18/2050	32,190
		54,784
	Technology – 1.3%
82,000	Apple, Inc., 2.400%, 1/13/2023	81,295
52,000	Apple, Inc., 3.850%, 8/04/2046(a)	54,193
35,000	Apple, Inc., 4.650%, 2/23/2046(a)	40,986
37,000	Microsoft Corp., 3.750%, 2/12/2045	38,979
88,000	Oracle Corp., 3.800%, 11/15/2037(a)	92,292
27,000	Oracle Corp., 5.375%, 7/15/2040(a)	34,137
		341,882
	Tobacco – 0.7%
45,000	BAT Capital Corp., 4.390%, 8/15/2037, 144A	47,255
19,000	BAT Capital Corp., 4.540%, 8/15/2047, 144A	20,005
116,000	Reynolds American, Inc., 2.300%, 6/12/2018(a)	116,136
		183,396
	Transportation Services – 0.8%
33,000	TTX Co., 2.250%, 2/01/2019, 144A	32,919
128,000	United Parcel Service, Inc., 2.500%, 4/01/2023	127,288
47,000	United Parcel Service, Inc., 3.750%, 11/15/2047	48,528
		208,735
	Treasuries – 28.2%
215,000	U.S. Treasury Bond, 2.250%, 8/15/2027(a)	211,977
15,000	U.S. Treasury Bond, 2.500%, 5/15/2046	14,269

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$296,000	U.S. Treasury Bond, 2.750%, 8/15/2047	$296,370
122,000	U.S. Treasury Bond, 2.875%, 11/15/2046(a)	125,150
262,000	U.S. Treasury Bond, 3.000%, 2/15/2047(a)	275,540
129,000	U.S. Treasury Bond, 3.000%, 5/15/2047(a)	135,626
350,000	U.S. Treasury Bond, 4.750%, 2/15/2037(a)	466,279
82,000	U.S. Treasury Bond, 5.000%, 5/15/2037(a)	112,433
373,000	U.S. Treasury Note, 1.250%, 8/31/2019(a)	369,197
525,000	U.S. Treasury Note, 1.375%, 7/31/2019(a)	521,042
263,000	U.S. Treasury Note, 1.375%, 9/30/2019(a)	260,730
604,000	U.S. Treasury Note, 1.500%, 10/31/2019(a)	599,847
251,000	U.S. Treasury Note, 1.625%, 8/31/2022(a)	244,794
74,000	U.S. Treasury Note, 1.750%, 11/30/2019	73,815
559,000	U.S. Treasury Note, 1.750%, 11/30/2021(a)	551,205
95,000	U.S. Treasury Note, 1.750%, 6/30/2022(a)	93,282
108,000	U.S. Treasury Note, 1.875%, 12/15/2020	107,688
194,000	U.S. Treasury Note, 1.875%, 3/31/2022(a)	191,810
284,000	U.S. Treasury Note, 1.875%, 4/30/2022(a)	280,605
202,000	U.S. Treasury Note, 1.875%, 7/31/2022(a)	199,262
625,000	U.S. Treasury Note, 1.875%, 9/30/2022(a)	615,942
221,000	U.S. Treasury Note, 2.000%, 10/31/2022(a)	219,075
340,000	U.S. Treasury Note, 2.000%, 11/30/2022	336,905
43,000	U.S. Treasury Note, 2.125%, 12/31/2022	42,822
378,000	U.S. Treasury Note, 2.125%, 9/30/2024(a)	373,245
252,000	U.S. Treasury Note, 2.125%, 11/30/2024	248,692
153,000	U.S. Treasury Note, 2.250%, 10/31/2024(a)	152,295
336,000	U.S. Treasury Note, 2.250%, 11/15/2027	331,262

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$86,000	U.S. Treasury Note, 2.375%, 5/15/2027(a)	$85,755
56,000	U.S. Treasury Note, 2.750%, 11/15/2047	56,092
		7,593,006
	Wirelines – 1.1%
99,000	AT&T, Inc., 3.400%, 5/15/2025(a)	97,332
35,000	AT&T, Inc., 4.900%, 8/14/2037(a)	35,441
9,000	AT&T, Inc., 5.150%, 3/15/2042	9,338
52,000	AT&T, Inc., 5.250%, 3/01/2037(a)	54,997
61,000	Verizon Communications, Inc., 4.272%, 1/15/2036(a)	60,683
28,000	Verizon Communications, Inc., 5.150%, 9/15/2023(a)	31,154
15,000	Verizon Communications, Inc., 5.250%, 3/16/2037	16,495
		305,440
	Total Non-Convertible Bonds (Identified Cost $28,166,182)	28,235,584
Municipals – 0.8%

	California – 0.3%
40,000	State of California, 7.500%, 4/01/2034 (a)	59,233
10,000	State of California, Build America Bonds, GO, 7.300%, 10/01/2039 (a)	14,919
		74,152
	Illinois – 0.4%
$60,000	State of Illinois, 5.100%, 6/01/2033	$59,900
55,000	State of Illinois, GO, 5.877%, 3/01/2019	56,714
		116,614
	New Jersey – 0.1%
35,000	New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue, Series C, 5.754%, 12/15/2028 (a)	40,181
	Total Municipals (Identified Cost $227,453)	230,947
	Total Bonds and Notes (Identified Cost $28,393,635)	28,466,531

Principal Amount	Description	Value (†)
Short-Term Investments – 13.0%
134,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.010%, 1/03/2018(f)	133,989
131,000	National Rural Utilities Cooperative Finance Corp., 0.010%, 1/25/2018(f)	130,862
118,000	Province of British Columbia, 0.010%, 1/11/2018(f)	117,953
3,116,238	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $3,116,425 on 1/02/2018 collateralized by $3,165,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $3,182,373 including accrued interest(g)	3,116,238
	Total Short-Term Investments (Identified Cost $3,499,042)	3,499,042
	Total Investments – 118.8% (Identified Cost $31,892,677)	31,965,573
	Other assets less liabilities – (18.8)%	(5,064,539)
	Net Assets – 100.0%	$26,901,034

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open TBA transactions.

(b)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2017 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the value of Rule 144A holdings amounted to $2,842,449 or 10.6% of net assets.
ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Description	Level 1	Level 2	Level 3	Total
Non-Convertible Bonds*	$—	$28,235,584	$—	$28,235,584
Municipals*	—	230,947	—	230,947
Short-Term Investments*	—	3,499,042	—	3,499,042

Total Investments	—	31,965,573	—	31,965,573

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/ or December 31, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$99,989	$—	$(512)	$—	$—	$(99,477)	$—	$—	$—	$—
ABS Home Equity	100,000	—	—	—	—	—	—	100,000	—	—

Total	$199,989	$—	$(512)	$—	$—	$(99,477)	$—	$100,000	$—	$—

A debt security valued at $100,000 was transferred from Level 3 to Level 2 during the period ended December 31, 2017. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2017 (Unaudited)

Treasuries	28.2%
Mortgage Related	27.4
ABS Car Loan	7.0
Banking	6.9
Electric	4.0
ABS Credit Card	3.0
Non-Agency Commercial Mortgage-Backed Securities	2.5
ABS Home Equity	2.1
Other Investments, less than 2% each	24.7
Short-Term Investments	13.0

Total Investments	118.8
Other assets less liabilities	(18.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 73.5% of Net Assets

Non-Convertible Bonds – 67.5%

	ABS Other – 0.2%
$1,118,923	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(l)	$788,841
444,305	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(l)	128,049
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(l)	—
836,615	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(c)(d)	803,294
		1,720,184
	Aerospace & Defense – 2.0%
7,865,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	7,727,362
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	171,987
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,366,200
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	941,753
722,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	909,720
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,559,729
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,393,112
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,504,700
		21,574,563
	Airlines – 2.5%
543,768	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	569,217
2,130,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	2,188,575
313,630	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 7/15/2022, 144A	325,846
10,235,162	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	10,797,072
2,175,000	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	2,279,618
961,250	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	987,415
6,963	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	7,030
149,576	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	156,786
162,014	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	168,022

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	$1,763,323
662,972	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	715,877
1,453,910	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,522,476
1,031,427	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,183,851
734,126	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	814,807
366,848	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	397,113
1,771,582	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,880,534
176,234	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	182,471
207,414	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	212,286
		26,152,319
	Automotive – 3.7%
690,000	Ford Motor Co., 4.346%, 12/08/2026	719,382
2,835,000	Ford Motor Co., 5.291%, 12/08/2046	3,085,073
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,814,398
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,057,168
165,000	Ford Motor Co., 6.625%, 2/15/2028	196,532
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	5,166,002
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	6,477,240
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	2,037,841
600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	606,107
9,685,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	10,161,453
1,325,000	General Motors Co., 5.200%, 4/01/2045	1,400,047
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,287,861
2,865,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	3,150,381
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	421,875
515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	518,863
		39,100,223

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – 10.4%
$6,735,000	Ally Financial, Inc., 5.125%, 9/30/2024	$7,282,219
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,489,800
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	1,967,096
4,570,000	Bank of America Corp., 6.110%, 1/29/2037	5,842,540
2,424,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023, 144A	2,430,223
368,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028, 144A	368,079
50,000	Bank of America Corp., EMTN, 3-month EURIBOR + 0.550%, 0.223%, 9/14/2018, (EUR)(e)	60,056
1,000,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	1,239,106
1,060,000	Bank of America Corp., MTN, 5.650%, 5/01/2018	1,072,649
1,700,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	1,775,253
14,790,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	11,836,000
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(f)	1,155,000
3,340,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	2,466,404
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,369,284
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,072,948
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	6,203,420
3,605,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	2,589,884
8,450,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	10,014,347
5,125,000	Morgan Stanley, 2.125%, 4/25/2018	5,127,662
1,360,000	Morgan Stanley, 2.500%, 1/24/2019	1,363,464
2,120,000	Morgan Stanley, 3.950%, 4/23/2027	2,152,818
300,000	Morgan Stanley, 4.350%, 9/08/2026	314,358
2,780,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	2,214,016
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,394,526
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,585,608
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	3,192,492

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
185,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(f)	$224,747
2,500,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(f)	3,033,219
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	2,114,730
2,300,000	Royal Bank of Scotland Group PLC, (fixed rate to 12/31/2017, variable rate thereafter), 4.015%(f)	2,282,750
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	794,121
5,000,000	Societe Generale S.A., 5.200%, 4/15/2021, 144A	5,385,166
		110,413,985
	Brokerage – 1.6%
349,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	353,362
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	205,250
2,890,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	2,991,150
1,245,000	Jefferies Group LLC, 5.125%, 4/13/2018	1,255,208
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,495,268
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,474,038
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	2,096,919
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,830,315
		16,701,510
	Building Materials – 0.4%
2,085,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	2,117,505
213,000	Masco Corp., 6.500%, 8/15/2032	260,025
182,000	Masco Corp., 7.125%, 3/15/2020	198,458
380,000	Masco Corp., 7.750%, 8/01/2029	494,851
1,188,000	Owens Corning, 7.000%, 12/01/2036	1,568,384
		4,639,223
	Cable Satellite – 0.6%
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	683,288
3,035,000	DISH DBS Corp., 5.000%, 3/15/2023	2,868,075

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	$351,831
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,764,111
800,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	821,000
		6,488,305
	Chemicals – 1.9%
220,000	Chemours Co. (The), 6.625%, 5/15/2023	232,650
3,760,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	3,825,800
5,240,000	Hexion, Inc., 7.875%, 2/15/2023(a)(b)(c)	2,672,400
905,000	Hexion, Inc., 9.200%, 3/15/2021(a)(b)(c)	488,700
7,395,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	5,518,519
6,830,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	6,916,058
620,000	Methanex Corp., 5.250%, 3/01/2022	657,711
		20,311,838
	Construction Machinery – 0.1%
965,000	Toro Co. (The), 6.625%, 5/01/2037(c)(d)	1,203,233
395,000	United Rentals North America, Inc., 4.875%, 1/15/2028	396,975
		1,600,208
	Consumer Products – 0.1%
880,000	Avon Products, Inc., 8.950%, 3/15/2043	667,700
	Diversified Manufacturing – 0.0%
45,000	General Electric Co., GMTN, 3.100%, 1/09/2023	45,705
	Electric – 2.9%
2,385,000	AES Corp. (The), 4.875%, 5/15/2023	2,429,719
180,000	AES Corp. (The), 5.500%, 4/15/2025	189,056
2,073,748	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,428,343
2,882,891	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	956,543
1,175,000	Dynegy, Inc., 8.125%, 1/30/2026, 144A	1,283,687

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Electric – continued
$4,120,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	$4,245,718
7,305,000		EDP Finance BV, 4.900%, 10/01/2019, 144A	7,603,986
1,200,000		EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,184,458
1,589,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	2,043,170
3,800,000		Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,728,144
100,000		Enel Finance International NV, 6.800%, 9/15/2037, 144A	133,728
750,000		Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,413,069
1,476,611		Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(c)(d)	1,542,083
			31,181,704
		Finance Companies – 4.2%
1,800,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/2022	1,826,748
1,200,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.950%, 2/01/2022	1,236,775
300,000		AGFC Capital Trust I, 3-month LIBOR + 1.750%, 3.109%, 1/15/2067, 144A(e)	159,000
1,680,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,768,558
4,695,000		International Lease Finance Corp., 6.250%, 5/15/2019	4,919,912
4,905,000		International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,061,315
3,903,000		Navient Corp., 5.875%, 10/25/2024	3,873,727
31,725	(††)	Navient Corp., 6.000%, 12/15/2043	751,988
5,900,000		Navient Corp., MTN, 6.125%, 3/25/2024	5,973,750
4,668,000		Navient LLC, 5.500%, 1/25/2023	4,656,330
726,000		Navient LLC, MTN, 5.500%, 1/15/2019	738,705
5,185,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(c)(d)	4,523,912
2,302,000		Navient LLC, Series A, MTN, 8.450%, 6/15/2018	2,360,701
1,950,000		Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	2,018,270
1,105,000		Springleaf Finance Corp., 5.250%, 12/15/2019	1,136,769
3,770,000		Springleaf Finance Corp., 6.000%, 6/01/2020	3,906,662
			44,913,122

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Food & Beverage – 0.3%
$2,445,000	Constellation Brands, Inc., 4.750%, 11/15/2024	$2,679,237
	Government Owned - No Guarantee – 0.4%
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	2,053,671
1,605,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	1,587,297
965,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	862,363
		4,503,331
	Healthcare – 2.9%
135,000	CHS/Community Health Systems, Inc., 5.125%, 8/01/2021	121,500
335,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	192,625
610,000	HCA, Inc., 5.875%, 3/15/2022	652,700
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,294,800
2,932,000	HCA, Inc., 7.050%, 12/01/2027	3,225,200
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,652,000
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,612,800
900,000	HCA, Inc., 7.690%, 6/15/2025	1,019,250
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,625,150
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,354,850
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	485,900
1,065,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	1,128,900
1,425,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,421,437
2,245,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,256,225
655,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	638,625
3,720,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	3,608,400
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,455,500
465,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	488,250
		31,234,112

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – 0.8%
$27,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	$28,080
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(c)(d)	249,223
835,000	KB Home, 8.000%, 3/15/2020	914,325
3,920,000	PulteGroup, Inc., 6.000%, 2/15/2035	4,214,000
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,382,400
15,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	16,013
		8,804,041
	Independent Energy – 2.9%
2,920,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	3,131,700
644,000	California Resources Corp., 5.500%, 9/15/2021	528,885
86,000	California Resources Corp., 6.000%, 11/15/2024	59,448
3,105,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	2,941,987
335,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	309,875
1,135,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	1,149,187
720,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	748,800
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,034,800
3,125,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	3,000,000
1,880,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,858,850
650,000	Continental Resources, Inc., 4.500%, 4/15/2023	663,000
40,000	Continental Resources, Inc., 5.000%, 9/15/2022	40,600
160,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	166,400
755,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	637,031
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,401,625
345,000	QEP Resources, Inc., 5.250%, 5/01/2023	349,092
385,000	RSP Permian, Inc., 6.625%, 10/01/2022	403,769
315,000	SM Energy Co., 5.000%, 1/15/2024	303,778

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$1,510,000	SM Energy Co., 5.625%, 6/01/2025	$1,464,700
1,641,000	SM Energy Co., 6.125%, 11/15/2022	1,671,769
15,000	SM Energy Co., 6.500%, 11/15/2021	15,188
665,000	SM Energy Co., 6.500%, 1/01/2023	678,300
875,000	SM Energy Co., 6.750%, 9/15/2026	901,250
1,350,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	1,309,500
980,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	1,005,725
280,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	287,571
		31,062,830
	Life Insurance – 1.6%
160,000	American International Group, Inc., 4.125%, 2/15/2024	169,057
130,000	American International Group, Inc., 4.875%, 6/01/2022	141,360
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(f)	4,312,794
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	265,934
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	5,044,018
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,864,837
2,270,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	3,348,250
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,431,735
		16,577,985
	Local Authorities – 1.5%
830,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	659,893
19,825,000	Province of Ontario Canada, 4.200%, 3/08/2018, (CAD)	15,858,423
		16,518,316
	Media Entertainment – 0.7%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	924,860
3,805,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	2,730,088
500,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	512,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – continued
$1,250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	$1,321,875
1,475,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	1,377,281
72,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	69,120
306,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	315,945
295,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	306,800
		7,558,469
	Metals & Mining – 1.7%
2,602,232	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(a)(b)(c)(g)(h)	1,041
6,630,000	ArcelorMittal, 7.250%, 3/01/2041	8,386,950
3,300,000	ArcelorMittal, 7.500%, 10/15/2039	4,224,000
2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	2,646,957
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	217,000
811,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	828,234
1,580,000	United States Steel Corp., 6.650%, 6/01/2037	1,548,400
		17,852,582
	Midstream – 2.4%
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	616,688
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	322,457
2,860,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	3,800,265
3,000,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	3,031,294
300,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	321,232
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,426,450
3,470,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	3,383,250
225,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	229,500
1,565,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	1,615,862
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	117,088
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	136,609

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$1,280,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(f)	$1,290,598
7,195,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	9,196,426
		25,487,719
	Non-Agency Commercial Mortgage-Backed Securities – 0.1%
98,499	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.814%, 8/10/2045(i)	100,287
612,833	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	486,673
		586,960
	Oil Field Services – 0.7%
6,453,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	6,767,584
400,000	Transocean, Inc., 5.800%, 10/15/2022	394,000
		7,161,584
	Packaging – 1.3%
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	12,079,750
1,910,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	2,081,900
		14,161,650
	Paper – 1.3%
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,683,360
5,492,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,719,710
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	492,165
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,455,069
		13,350,304
	Property & Casualty Insurance – 0.7%
1,630,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.619%, 1/15/2033, 144A(e)(k)	733,500
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,507,978
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,692,563
1,135,000	XLIT Ltd., 6.375%, 11/15/2024	1,322,175
		7,256,216

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Railroads – 0.0%
$500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)(d)	$484,495
	REITs - Office Property – 0.0%
475,000	Highwoods Realty LP, 7.500%, 4/15/2018	482,188
	REITs - Single Tenant – 0.0%
275,000	Realty Income Corp., 5.750%, 1/15/2021	297,766
	Retailers – 0.7%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,175,060
830,000	Foot Locker, Inc., 8.500%, 1/15/2022	971,100
440,000	GameStop Corp., 5.500%, 10/01/2019, 144A	447,150
155,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	141,437
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	471,835
506,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	516,120
2,145,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A	2,213,726
2,121,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	1,961,925
		7,898,353
	Sovereigns – 0.7%
2,265,000	Kingdom of Saudi Arabia, 2.375%, 10/26/2021, 144A	2,209,417
5,040,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	4,941,418
		7,150,835
	Supermarkets – 1.5%
690,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	622,380
760,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	720,100
7,780,000	New Albertson’s, Inc., 7.450%, 8/01/2029	6,846,400
2,445,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,211,943
3,670,000	New Albertson’s, Inc., 8.000%, 5/01/2031	3,291,182
705,000	New Albertson’s, Inc., 8.700%, 5/01/2030	659,175

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Supermarkets – continued
$2,105,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	$1,662,950
			16,014,130
		Technology – 0.9%
860,000		Advanced Micro Devices, Inc., 7.000%, 7/01/2024	891,175
2,095,000		Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	2,217,900
579,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	677,494
5,585,000		Western Digital Corp., 7.375%, 4/01/2023, 144A	6,024,819
			9,811,388
		Transportation Services – 0.2%
2,500,000		APL Ltd., 8.000%, 1/15/2024(c)(d)	2,443,750
		Treasuries – 9.8%
13,195,000		Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	10,231,321
10,950,000		Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	8,705,032
8,305,000		Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	6,615,986
107,395,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	916,187
271,710,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	2,208,434
424,300	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,084,222
200,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,017,724
595,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	2,991,114
847,500	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,379,889
150,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	807,929
1,455,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	8,340,989
21,085,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	15,504,080
10,220,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,362,857
14,660,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,884,874
10,150,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	3,082,851
14,635,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	4,734,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$20,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	$19,857,812
10,000,000	U.S. Treasury Note, 1.250%, 6/30/2019	9,911,328
		104,637,529
	Wireless – 0.7%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,400,600
2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,643,419
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	340,500
735,000	Sprint Communications, Inc., 6.000%, 11/15/2022	735,000
285,000	Sprint Corp., 7.125%, 6/15/2024	289,987
		7,409,506
	Wirelines – 3.1%
195,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	194,533
690,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	745,458
210,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	207,943
1,535,000	CB Escrow Corp., 8.000%, 10/15/2025, 144A	1,558,025
695,000	CenturyLink, Inc., 5.625%, 4/01/2025	632,450
2,085,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	2,069,363
795,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	715,500
200,000	Embarq Corp., 7.995%, 6/01/2036	194,500
3,585,000	Level 3 Parent LLC, 5.750%, 12/01/2022	3,599,519
510,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(g)	250,124
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(g)	836,295
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	6,196,300
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	352,324
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	682,000
4,484,000	Qwest Corp., 6.875%, 9/15/2033	4,298,650
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,309,514

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$1,790,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	$2,009,275
1,010,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,174,125
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	839,397
450,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	486,679
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	472,716
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,627,693
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	1,358,307
80,000	Windstream Services LLC/Windstream Finance Corp., 7.500%, 4/01/2023	53,200
625,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	528,125
314,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	219,401
		32,611,416
	Total Non-Convertible Bonds (Identified Cost $709,247,928)	719,547,281
Convertible Bonds – 5.3%

	Building Materials – 0.6%
5,140,000	KB Home, 1.375%, 2/01/2019	6,290,075
	Cable Satellite – 0.2%
2,765,000	DISH Network Corp., 2.375%, 3/15/2024, 144A	2,656,128
	Chemicals – 0.0%
332,000	RPM International, Inc., 2.250%, 12/15/2020	383,253
	Diversified Manufacturing – 0.1%
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	802,931
	Finance Companies – 0.3%
2,840,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	3,493,200
	Healthcare – 0.1%
520,000	Evolent Health, Inc., 2.000%, 12/01/2021	487,500
165,000	Hologic, Inc., Series 2012, 2.000%, 3/01/2042(j)	227,391
		714,891

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Leisure – 0.3%
$2,800,000	Rovi Corp., 0.500%, 3/01/2020	$2,657,648
	Midstream – 0.2%
1,550,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	1,411,468
990,000	SM Energy Co., 1.500%, 7/01/2021	968,344
		2,379,812
	Pharmaceuticals – 0.1%
205,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	204,231
285,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	337,547
		541,778
	Property & Casualty Insurance – 1.6%
550,000	Jefferies Group LLC, 3.875%, 11/01/2029	550,000
11,900,000	Old Republic International Corp., 3.750%, 3/15/2018	16,496,375
		17,046,375
	REITs - Mortgage – 0.0%
430,000	iStar, Inc., 3.125%, 9/15/2022, 144A	427,850
	Technology – 1.8%
300,815	Liberty Interactive LLC, 3.500%, 1/15/2031	308,688
665,000	Nuance Communications, Inc., 1.000%, 12/15/2035	636,185
1,270,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	1,296,987
9,434,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,717,020
4,095,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	4,788,591
2,020,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	2,075,550
		18,823,021
	Total Convertible Bonds (Identified Cost $48,058,713)	56,216,962
Municipals – 0.7%

	Michigan – 0.2%
2,095,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	2,090,642

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – continued

	Virginia – 0.5%
$5,825,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	$5,252,636
	Total Municipals (Identified Cost $7,902,189)	7,343,278
	Total Bonds and Notes (Identified Cost $765,208,830)	783,107,521
Senior Loans – 0.1%

	Utility Other – 0.1%
790,000	PowerTeam Services LLC, 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 8.943%, 11/06/2020(e)	790,000
	Total Senior Loans (Identified Cost $786,985)	790,000
Shares
Common Stocks – 2.3%

	Aerospace & Defense – 0.3%
107,377	Arconic, Inc.	2,926,023
	Automobiles – 0.4%
341,305	Ford Motor Co.	4,262,900
	Diversified Telecommunication Services – 0.0%
6,123	Hawaiian Telcom Holdco, Inc.(k)	188,956
	Electronic Equipment, Instruments & Components – 0.6%
205,167	Corning, Inc.	6,563,292
	Media – 0.0%
6,787	Dex Media, Inc.(a)(b)(k)(l)	49,545
	Oil, Gas & Consumable Fuels – 0.1%
54,259	Chesapeake Energy Corp.(k)	214,866
11,107	Paragon Offshore Ltd.(a)(b)(k)(l)	202,703
11,107	Paragon Offshore Ltd., Litigation Units Class A(a)(b)(k)(l)	11,107
16,661	Paragon Offshore Ltd., Litigation Units Class B(a)(b)(k)(l)	380,420
		809,096
	Pharmaceuticals – 0.9%
160,000	Bristol-Myers Squibb Co.	9,804,800
	Total Common Stocks (Identified Cost $17,246,667)	24,604,612
Preferred Stocks – 1.1%

Convertible Preferred Stocks – 1.1%

	Banking – 0.4%
2,844	Bank of America Corp., Series L, 7.250%	3,751,236

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Communications – 0.0%
2,083	Cincinnati Bell, Inc., 6.750%	$106,233
	Energy – 0.4%
96,065	El Paso Energy Capital Trust I, 4.750%	4,566,930
	Midstream – 0.2%
10,213	Chesapeake Energy Corp., 4.500%	507,586
12,055	Chesapeake Energy Corp., 5.000%	686,382
660	Chesapeake Energy Corp., Series A, 5.750%, 144A	369,187
		1,563,155
	REITs - Health Care – 0.0%
7,400	Welltower, Inc., 6.500%	443,038
	REITs - Mortgage – 0.1%
21,933	iStar, Inc., Series J, 4.500%	1,055,636
	Total Convertible Preferred Stocks (Identified Cost $10,111,102)	11,486,228
Non-Convertible Preferred Stock – 0.0%

	Electric – 0.0%
4,670	Union Electric Co., 4.500% (Identified Cost $246,343)	462,330
	Total Preferred Stocks (Identified Cost $10,357,445)	11,948,558
Principal Amount (‡)
Short-Term Investments – 21.8%

$5,670,000	Federal Home Loan Bank Discount Notes, 1.060%, 1/19/2018(m)	5,666,547
13,995,000	Federal Home Loan Bank Discount Notes, 1.140%, 3/05/2018(m)	13,962,462
14,005,000	Federal Home Loan Bank Discount Notes, 1.140%, 3/06/2018(m)	13,971,906
23,460,263	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $23,461,671 on 1/02/2018 collateralized by $23,800,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $23,930,638 including accrued interest(n)	23,460,263
27,820,000	U.S. Treasury Bills, 1.250%, 3/01/2018(m)	27,762,965
60,000,000	U.S. Treasury Bills, 1.066%-1.125%, 2/01/2018(m)(o)	59,936,729

Principal Amount (‡)	Description	Value (†)
$5,180,000	U.S. Treasury Bills, 1.285%, 4/05/2018(m)	$5,161,416
22,000,000	U.S. Treasury Bills, 1.076%, 1/25/2018(m)	21,982,712
16,035,000	U.S. Treasury Bills, 1.326%-1.331%, 3/22/2018(m)(o)	15,987,320
40,000,000	U.S. Treasury Bills, 1.202%, 2/08/2018(m)	39,948,560
4,330,000	U.S. Treasury Cash Management Bills, 1.025%, 1/02/2018(m)	4,330,000
	Total Short-Term Investments (Identified Cost $232,191,450)	232,170,880
	Total Investments – 98.8% (Identified Cost $1,025,791,377)	1,052,621,571
	Other assets less liabilities – 1.2%	12,840,608

	Net Assets – 100.0%	$1,065,462,179

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of December 31, 2017, securities held by Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$11,249,990	1.1%	$4,722,806	0.4%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Fair valued by the Fund’s adviser. At December 31, 2017, the value of these securities amounted to $4,722,806 or 0.4% of net assets.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2017, the value of these securities amounted to $11,249,990 or 1.1% of net assets.

(e)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(f)	Perpetual bond with no specified maturity date.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(i)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2017 is disclosed.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	Non-income producing security.
(l)	Securities subject to restriction on resale. At December 31, 2017, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$33,062	$49,545	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	1,118,924	788,841	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	444,305	128,049	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	1,445,707	—	—
Paragon Offshore Ltd.	July 18, 2017	1,832,803	202,703	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class A	July 18, 2017	73,304	11,107	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class B	July 18, 2017	1,466,032	380,420	Less than 0.1%

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(o)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the value of Rule 144A holdings amounted to $163,256,203 or 15.3% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind REITs
Real	Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$803,294	$916,890	(a)(b)	$1,720,184
Chemicals	—	17,150,738	3,161,100	(c)	20,311,838
Finance Companies	751,988	44,161,134	—		44,913,122
Metals & Mining	—	17,851,541	1,041	(c)	17,852,582
All Other Non-Convertible Bonds*	—	634,749,555	—		634,749,555

Total Non-Convertible Bonds	751,988	714,716,262	4,079,031		719,547,281

Convertible Bonds*	—	56,216,962	—		56,216,962
Municipals*	—	7,343,278	—		7,343,278

Total Bonds and Notes	751,988	778,276,502	4,079,031		783,107,521

Senior Loans*	—	790,000	—		790,000
Common Stocks
Media	—	—	49,545	(d)	49,545
Oil, Gas & Consumable Fuels	214,866	—	594,230	(d)	809,096
All Other Common Stocks*	23,745,971	—	—		23,745,971

Total Common Stocks	23,960,837	—	643,775		24,604,612

Preferred Stocks
Convertible Preferred Stocks
Midstream	507,586	1,055,569	—		1,563,155
REITs - Mortgage	—	1,055,636	—		1,055,636
All Other Convertible Preferred Stocks*	8,867,437	—	—		8,867,437

Total Convertible Preferred Stocks	9,375,023	2,111,205	—		11,486,228

Non-Convertible Preferred Stocks*	—	462,330	—		462,330

Total Preferred Stocks	9,375,023	2,573,535	—		11,948,558

Short-Term Investments	—	232,170,880	—		232,170,880

Total	$34,087,848	$1,013,810,917	$4,722,806		$1,052,621,571

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser ($128,049) or fair valued by the Fund’s adviser using broker-dealer bid process for which the inputs are unobservable to the Fund ($788,841).
(b)	Includes a security fair valued at zero using Level 3 inputs.
(c)	Fair valued by the Fund’s adviser.
(d)	Fair valued by the Fund’s adviser using broker-dealer bid process for which the inputs are unobservable to the Fund.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or December 31, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	$886,269	$—	$—	$5,776	$24,845	$—	$—	$—	$916,890	(a)	$5,776
Chemicals	3,161,100	16,473	—	(16,473)	—	—	—	—	3,161,100		(16,473)
Metals & Mining	1,041	4,668	—	(4,668)	—	—	—	—	1,041		(4,668)
Retailers	2,229,375	—	—	—	—	—	—	(2,229,375)	—		—
Common Stocks
Internet Software & Services	39,364	—	—	10,181	—	—	—	—	49,545		10,181
Oil, Gas & Consumable Fuels	504,261	—	—	89,969	—	—	—	—	594,230		89,969

Total	$6,821,410	$21,141	$—	$84,785	$24,845	$—	$—	$(2,229,375)	$4,722,806		$84,785

(a)	Include a security fair valued at zero using Level 3 inputs.

A debt security valued at $2,229,375 was transferred from Level 3 to Level 2 during the period ended December 31, 2017. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2017 (Unaudited)

Banking	10.8%
Treasuries	9.8
Finance Companies	4.5
Automotive	3.7
Wirelines	3.1
Healthcare	3.0
Electric	2.9
Independent Energy	2.9
Midstream	2.8
Technology	2.7
Airlines	2.5
Aerospace & Defense	2.3
Property & Casualty Insurance	2.3
Other Investments, less than 2% each	23.7
Short-Term Investments	21.8

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – 96.2% of Net Assets

Non-Convertible Bonds – 95.9%

		Argentina – 0.4%
81,750,000		Argentine Bonos del Tesoro, 21.200%, 9/19/2018, (ARS)	$4,248,897
		Australia – 3.7%
4,695,000		Asciano Finance Ltd., 4.625%, 9/23/2020, 144A(a)	4,852,840
14,770,000		Australia Government International Bond, Series 142, 4.250%, 4/21/2026, (AUD)(a)	12,950,521
25,475,000		Queensland Treasury Corp., Series 23, 4.250%, 7/21/2023, 144A, (AUD)(a)	21,495,212
			39,298,573
		Barbados – 0.3%
800,000		Global SC Finance II S.r.l., Series 2013-1A, Class A, 2.980%, 4/17/2028, 144A(a)	791,868
2,402,917		Global SC Finance II S.r.l., Series 2014-1A, Class A1, 3.190%, 7/17/2029, 144A(a)	2,385,550
			3,177,418
		Belgium – 0.2%
2,325,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036	2,599,697
		Brazil – 2.7%
1,215,000		Banco do Brasil S.A., 4.625%, 1/15/2025, 144A	1,200,821
33,200	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	9,390,419
4,400,000		Brazilian Government International Bond, 4.625%, 1/13/2028	4,419,800
3,595,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025	3,810,700
1,275,000		Petrobras Global Finance BV, 5.999%, 1/27/2028, 144A	1,278,188
1,910,000		Petrobras Global Finance BV, EMTN, 6.250%, 12/14/2026, (GBP)	2,819,827
3,090,000		Raizen Fuels Finance S.A., 5.300%, 1/20/2027	3,233,067
7,000,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,126,104
170,000		Vale Overseas Ltd., 6.250%, 8/10/2026	196,945
			28,475,871
		Canada – 3.4%
1,985,000		Alimentation Couche-Tard, Inc., 1.875%, 5/06/2026, (EUR)(a)	2,457,594
910,000		Alimentation Couche-Tard, Inc., 3.550%, 7/26/2027, 144A	909,157

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Canada – continued
$580,000	Alimentation Couche-Tard, Inc., 4.500%, 7/26/2047, 144A	$603,661
1,250,000	BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(a)	987,490
5,985,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)(a)	4,640,732
3,205,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)(a)	2,547,911
1,640,000	Canadian Natural Resources Ltd., 2.950%, 1/15/2023	1,632,656
1,465,000	Canadian Natural Resources Ltd., 3.850%, 6/01/2027	1,495,280
500,000	Canadian Natural Resources Ltd., GMTN, 4.950%, 6/01/2047	559,568
3,455,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(a)	2,704,080
1,020,000	Ford Auto Securitization Trust, Series 2017-R5A, Class A2, 2.082%, 11/15/2021, 144A, (CAD)(a)	809,322
800,000	GMF Canada Leasing Trust Asset-Backed Notes, Series 2017-1A, Class A2, 2.263%, 9/21/2020, 144A, (CAD)(a)	635,812
1,905,000	Great-West Lifeco Finance Delaware LP, 4.150%, 6/03/2047, 144A	1,999,467
2,235,900	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)(a)	1,775,610
7,400,000	Province of British Columbia, 4.300%, 6/18/2042, (CAD)(a)	7,348,371
3,210,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(a)	2,870,869
2,610,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(a)	2,046,535
		36,024,115
	Cayman Islands – 0.1%
685,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	701,474
	Chile – 0.5%
5,420,000	CODELCO, Inc., 4.500%, 9/16/2025, 144A(a)	5,802,373
	China – 0.1%
1,355,000	State Grid Overseas Investment 2016 Ltd., 1.250%, 5/19/2022, (EUR)	1,659,450
	Colombia – 0.4%
13,607,000,000	Titulos De Tesoreria, 7.500%, 8/26/2026, (COP)(a)	4,856,700
	Denmark – 1.0%
60,330,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(a)	10,889,095

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finland – 0.1%
$630,000	Nokia Oyj, 4.375%, 6/12/2027	$622,755
	France – 4.0%
1,800,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)	2,955,835
1,840,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	1,924,019
3,795,000	BNP Paribas S.A., 4.625%, 3/13/2027, 144A(a)	4,048,436
200,000	BNP Paribas S.A., EMTN, 2.750%, 1/27/2026, (EUR)	262,458
8,505,000	France Government Bond OAT, 0.500%, 5/25/2026, (EUR)(a)	10,246,864
1,315,000	France Government Bond OAT, 4.500%, 4/25/2041, (EUR)(a)	2,518,175
8,315,000	French Republic Government Bond OAT, Zero Coupon, 5/25/2022, (EUR)(a)	10,036,009
5,700,000	French Republic Government Bond OAT, 3.250%, 5/25/2045, (EUR)(a)	9,224,278
1,340,000	Societe Generale S.A., 4.000%, 1/12/2027, 144A	1,358,914
		42,574,988
	Germany – 5.5%
6,500,000	Allianz SE, (fixed rate to 7/07/2025, variable rate thereafter), 2.241%, 7/07/2045, (EUR)	8,109,484
15,475,000	Bundesrepublik Deutschland, 0.500%, 2/15/2025, (EUR)(a)	19,085,706
22,970,000	Bundesrepublik Deutschland, 1.000%, 8/15/2025, (EUR)(a)	29,319,948
1,200,000	Deutsche Bank AG, EMTN, 4.500%, 5/19/2026, (EUR)	1,654,870
		58,170,008
	Hong Kong – 0.2%
1,715,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(a)	1,708,260
	Indonesia – 1.5%
202,531,000,000	Indonesia Government International Bond, 8.250%, 7/15/2021, (IDR)	16,047,232
	Ireland – 0.7%
875,000	Bank of Ireland Mortgage Bank, 1.750%, 3/19/2019, (EUR)(a)	1,076,427
2,495,000	Bank of Ireland Mortgage Bank, EMTN, 3.625%, 10/02/2020, (EUR)(a)	3,303,156
2,625,000	Bank of Ireland Mortgage Bank, Series 47, 0.500%, 1/20/2020, (EUR)(a)	3,198,404
		7,577,987

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Israel – 0.4%
$3,215,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023(a)	$2,799,656
2,070,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,709,088
		4,508,744
	Italy – 6.3%
2,342,628	Asti RMBS S.r.l., Series 1, Class A, 3-month EURIBOR + 1.250%, 0.921%, 12/27/2060, (EUR)(a)(b)	2,854,894
698,901	Berica ABS S.r.l., Series 3, Class A, 3-month EURIBOR + 1.050%, 0.721%, 6/30/2061, (EUR)(a)(b)	846,459
763,449	Berica Residential S.r.l., Series 8, Class A, 6-month EURIBOR + 0.200%, 0.066%, 3/31/2048, (EUR)(a)(b)	915,096
715,582	Claris Finance S.r.l., Series 2014-1, Class A1, 3-month EURIBOR + 1.150%, 0.821%, 12/28/2061, (EUR)(a)(b)	867,331
3,200,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A(a)	3,981,595
1,660,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)(a)	3,076,058
650,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	665,550
1,645,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A(a)	1,732,980
870,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	1,143,663
4,800,000	Italy Buoni Poliennali Del Tesoro, 1.250%, 12/01/2026, (EUR)(a)	5,492,380
6,910,000	Italy Buoni Poliennali Del Tesoro, 3.750%, 5/01/2021, (EUR)(a)	9,229,943
6,585,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(a)	9,340,018
1,145,000	Leonardo SpA, EMTN, 1.500%, 6/07/2024, (EUR)	1,375,163
850,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	1,071,000
4,751,000	Republic of Italy, 6.875%, 9/27/2023(a)	5,616,157
3,862,078	Siviglia SPV S.r.l., Series 2012-1, Class A, 3-month EURIBOR + 0.500%, 0.171%, 10/25/2055, (EUR)(a)(b)	4,626,766
3,570,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	3,632,459
2,700,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	2,878,065
1,039,978	Vela Home S.r.l., Series 4, Class A2, 3-month EURIBOR + 0.190%, 0.044%, 10/25/2042, (EUR)(a)(b)	1,243,896
1,329,031	Voba N 3 S.r.l., Series 2011-3, Class A2, 3-month EURIBOR + 1.000%, 0.671%, 11/23/2047, (EUR)(a)(b)	1,611,185
2,220,000	Wind Tre S.p.A., 3.125%, 1/20/2025, 144A, (EUR)	2,592,759
2,095,000	Wind Tre S.p.A., 5.000%, 1/20/2026, 144A	1,970,389
		66,763,806

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Japan – 9.2%
426,050,400	(†††)	Japan Government CPI Linked Bond, Series 19, 0.100%, 9/10/2024, (JPY)(a)	$4,001,059
2,258,107,200	(†††)	Japan Government CPI Linked Bond, Series 20, 0.100%, 3/10/2025, (JPY)(a)	21,298,366
451,801,800	(†††)	Japan Government CPI Linked Bond, Series 21, 0.100%, 3/10/2026, (JPY)(a)	4,275,228
192,600,000		Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)(a)	1,776,279
575,000,000		Japan Government Ten Year Bond, 1.300%, 3/20/2021, (JPY)(a)	5,334,806
480,200,000		Japan Government Thirty Year Bond, 0.300%, 6/20/2046, (JPY)	3,739,956
572,450,000		Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)(a)	6,243,173
1,688,950,000		Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)(a)	18,790,627
1,083,100,000		Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(a)	12,873,966
715,100,000		Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)(a)	7,473,025
1,072,200,000		Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)(a)	11,828,314
			97,634,799
		Korea – 0.5%
47,920,000		Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(a)	5,865,470
		Malaysia – 0.4%
16,625,000		Malaysia Government Bond, 3.795%, 9/30/2022, (MYR)(a)	4,117,352
		Mexico – 2.3%
3,120,000		America Movil SAB de CV, 3.125%, 7/16/2022(a)	3,157,166
1,055,000		Cemex SAB de CV, 2.750%, 12/05/2024, 144A, (EUR)	1,275,335
1,274,219	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(a)	6,259,145
1,074,448	(††††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	5,401,338
2,080,000		Mexichem SAB de CV, 5.875%, 9/17/2044, 144A(a)	2,152,800
540,000		Mexico City Airport Trust, 5.500%, 10/31/2046, 144A	533,250
2,030,000		Mexico City Airport Trust, 5.500%, 7/31/2047, 144A	2,004,625
660,000		Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	843,247
2,365,000		Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026, 144A(a)	2,385,694
			24,012,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Netherlands – 1.0%
4,000,000	ING Groep NV, EMTN, (fixed rate to 4/11/2023, variable rate thereafter), 3.000%, 4/11/2028, (EUR)(a)	$5,251,558
1,635,000	Netherlands Government Bond, 2.750%, 1/15/2047, 144A, (EUR)(a)	2,669,060
100,000	Teva Pharmaceutical Finance Netherlands II BV, 1.125%, 10/15/2024, (EUR)	103,737
2,475,000	Ziggo Bond Finance BV, 6.000%, 1/15/2027, 144A	2,413,125
		10,437,480
	New Zealand – 1.0%
12,600,000	New Zealand Government Bond, Series 0423, 5.500%, 4/15/2023, (NZD)(a)	10,361,719
	Norway – 0.2%
19,360,000	Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(a)	2,457,456
	Poland – 0.2%
2,855,000	Poland Government International Bond, 3.250%, 7/25/2019, (PLN)	840,289
5,195,000	Poland Government International Bond, Series 0421, 2.000%, 4/25/2021, (PLN)(a)	1,481,067
		2,321,356
	Portugal – 0.9%
1,725,000	EDP Finance BV, 3.625%, 7/15/2024, 144A	1,737,289
3,625,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	3,735,613
550,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	572,511
1,910,000	EDP Finance BV, EMTN, 1.125%, 2/12/2024, (EUR)	2,315,633
1,005,000	EDP Finance BV, EMTN, 2.000%, 4/22/2025, (EUR)(a)	1,273,775
		9,634,821
	Romania – 0.1%
1,010,000	Romanian Government International Bond, 2.875%, 5/26/2028, 144A, (EUR)	1,282,983
	Singapore – 0.3%
3,630,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)(a)	2,764,331
	South Africa – 1.1%
173,930,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(a)	11,705,935

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Spain – 2.7%
500,000	CaixaBank S.A., (fixed rate to 7/14/2023, variable rate thereafter), 2.750%, 7/14/2028, (EUR)	$610,493
1,400,000	Iberdrola Finanzas S.A., EMTN, 1.000%, 3/07/2025, (EUR)	1,687,590
2,600,000	Santander Issuances SAU, 5.179%, 11/19/2025(a)	2,807,990
1,500,000	Santander Issuances SAU, EMTN, 3.125%, 1/19/2027, (EUR)	1,962,284
5,165,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(a)	7,946,598
9,300,000	Spain Government Bond, 5.850%, 1/31/2022, 144A, (EUR)(a)	13,726,940
		28,741,895
	Supranationals – 1.0%
2,665,000	Inter-American Development Bank, 4.400%, 1/26/2026, (CAD)(a)	2,387,179
67,150,000	Nordic Investment Bank, GMTN, 1.375%, 7/15/2020, (NOK)(a)	8,270,378
		10,657,557
	Sweden – 0.5%
39,605,000	Sweden Government Bond, Series 1057, 1.500%, 11/13/2023, 144A, (SEK)(a)	5,201,570
	Thailand – 0.5%
188,000,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)	5,669,576
	United Arab Emirates – 0.4%
1,405,000	Abu Dhabi Crude Oil Pipeline LLC, 4.600%, 11/02/2047, 144A	1,445,084
1,560,000	DP World Ltd., 3.250%, 5/18/2020, 144A	1,576,408
1,175,000	DP World Ltd., MTN, 3.250%, 5/18/2020	1,187,359
		4,208,851
	United Kingdom – 9.7%
471,866	Auburn Securities PLC, Series 4, Class A2, GBP 1-month LIBOR + 0.400%, 0.889%, 10/01/2041, (GBP)(a)(b)	630,678
4,770,000	Aviva PLC, (fixed rate to 12/04/2025, variable rate thereafter), 3.375%, 12/04/2045, (EUR)	6,204,575
1,020,000	Barclays PLC, 4.337%, 1/10/2028	1,055,664
1,660,000	Barclays PLC, 4.375%, 1/12/2026	1,726,765
1,300,000	Barclays PLC, 5.200%, 5/12/2026(a)	1,386,271
675,000	Barclays PLC, EMTN, (fixed rate to 11/11/2020, variable rate thereafter), 2.625%, 11/11/2025, (EUR)(a)	842,033

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United Kingdom – continued
$3,635,000	BAT Capital Corp., 3.222%, 8/15/2024, 144A	$3,634,856
3,790,000	BAT Capital Corp., 3.557%, 8/15/2027, 144A	3,794,916
1,465,000	BAT Capital Corp., 4.390%, 8/15/2037, 144A	1,538,401
720,000	Centrica PLC, (fixed rate to 4/10/2021, variable rate thereafter), 3.000%, 4/10/2076, (EUR)	894,128
1,370,000	Channel Link Enterprises Finance PLC, Series A7, (fixed rate to 6/30/2022, variable rate thereafter), 1.761%, 6/30/2050, (EUR)	1,671,067
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/30/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,309,802
2,268,000	Co-Operative Bank PLC, 4.750%, 11/11/2021, (GBP)(a)	3,353,542
313,502	Eurosail PLC, Series 2007-1X, Class A3C, GBP 3-month LIBOR + 0.160%, 0.680%, 3/13/2045, (GBP)(a)(b)	417,993
156,638	Eurosail PLC, Series 2007-2X, Class A3C, GBP 3-month LIBOR + 0.150%, 0.670%, 3/13/2045, (GBP)(a)(b)	206,843
2,300,000	FCE Bank PLC, EMTN, 1.615%, 5/11/2023, (EUR)	2,866,055
152,635	Great Hall Mortgages No. 1 PLC, Series 2006-1, Class A2A, GBP 3-month LIBOR + 0.150%, 0.663%, 6/18/2038, (GBP)(a)(b)	202,964
460,000	HBOS PLC, EMTN, (fixed rate to 3/18/2025, variable rate thereafter), 4.500%, 3/18/2030, (EUR)(a)	647,850
3,190,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(a)	5,411,911
2,490,000	Lloyds Banking Group PLC, 3.750%, 1/11/2027	2,528,677
1,030,000	Lloyds Banking Group PLC, 4.650%, 3/24/2026	1,087,582
800,000	Lloyds Banking Group PLC, (fixed rate to 11/07/2027, variable rate thereafter), 3.574%, 11/07/2028	792,475
420,000	Noble Holding International Ltd., 5.250%, 3/15/2042	267,750
200,000	Noble Holding International Ltd., 6.050%, 3/01/2041	137,000
305,000	Noble Holding International Ltd., 6.200%, 8/01/2040	209,306
1,960,000	Noble Holding International Ltd., 7.750%, 1/15/2024	1,685,600
414,251	Precise Mortgage Funding, Series 2014-1, Class A, GBP 3-month LIBOR + 0.800%, 1.322%, 9/12/2047, (GBP)(a)(b)	560,278
165,125	Precise Mortgage Funding PLC, Series 2015-1, Class A, GBP 3-month LIBOR + 0.950%, 1.472%, 3/12/2048, (GBP)(a)(b)	223,624
344,179	Residential Mortgage Securities PLC, Series 28, Class A, GBP 3-month LIBOR + 1.150%, 1.666%, 6/15/2046, (GBP)(a)(b)	468,607
656,849	RMAC PLC, Series 2005-NS3X, Class A2C, 3-month EURIBOR + 0.360%, 0.034%, 6/12/2043, (EUR)(a)(b)	772,700
2,021,905	RMAC PLC, Series 2005-NS4X, Class A3A, GBP 3-month LIBOR + 0.340%, 0.863%, 12/12/2043, (GBP)(a)(b)	2,667,216

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United Kingdom – continued
195,562	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, GBP 3-month LIBOR + 0.150%, 0.673%, 6/12/2044, (GBP)(b)	$254,431
8,135,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024(a)	8,628,544
185,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	203,763
445,000	Royal Bank of Scotland Group PLC, 6.100%, 6/10/2023	490,017
425,000	Royal Bank of Scotland Group PLC, EMTN, (fixed rate to 3/25/2019, variable rate thereafter), 3.625%, 3/25/2024, (EUR)	526,492
3,778,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(a)	3,960,810
3,245,000	Sky PLC, 3.750%, 9/16/2024, 144A	3,384,395
315,000	Sky PLC, EMTN, 2.500%, 9/15/2026, (EUR)	415,461
2,195,000	Standard Chartered PLC, EMTN, 5.125%, 6/06/2034, (GBP)(a)	3,330,416
1,860,000	Standard Life Aberdeen PLC, EMTN, (fixed rate to 12/04/2022, variable rate thereafter). 5.500%, 12/04/2042, (GBP)	2,856,069
1,290,000	Towd Point Mortgage Funding PLC, Series 16-GR1A, Class B, GBP 3-month LIBOR + 1.400%, 1.791%, 7/20/2046, 144A, (GBP)(a)(b)	1,756,121
2,745,000	United Kingdom Gilt, 1.250%, 7/22/2018, (GBP)	3,725,065
4,000,000	United Kingdom Gilt, 2.250%, 9/07/2023, (GBP)	5,824,054
3,385,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(a)	6,242,885
2,835,000	United Kingdom Gilt, 4.250%, 12/07/2027, (GBP)	4,921,360
1,845,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(a)	3,541,495
1,530,000	Virgin Media Finance PLC, MTN, 4.500%, 1/15/2025, (EUR)	1,915,570
1,640,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	2,251,597
		103,425,674
	United States – 32.1%
868,595	AASET Trust, Series 2017-1A, Class A, 3.967%, 5/16/2042, 144A	871,640
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)(a)	2,604,145
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	3,483,677
2,370,000	Aircastle Ltd., 4.125%, 5/01/2024	2,405,550
3,740,000	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	3,919,894

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$2,285,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024(a)	$2,275,545
3,000,000	Anadarko Petroleum Corp., 5.550%, 3/15/2026(a)	3,365,952
3,150,000	AT&T, Inc., 3.900%, 8/14/2027	3,171,048
2,350,000	AT&T, Inc., 4.350%, 6/15/2045(a)	2,168,112
295,000	AT&T, Inc., 4.800%, 6/15/2044(a)	291,779
3,100,000	AT&T, Inc., 4.900%, 8/14/2037	3,139,044
285,000	Aviation Capital Group LLC, 3.500%, 11/01/2027, 144A	279,316
2,855,000	Aviation Capital Group LLC, 4.875%, 10/01/2025, 144A(a)	3,101,729
1,900,000	Bank of America Corp., MTN, 4.450%, 3/03/2026	2,028,068
1,651,772	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN7, Class A1, 3.105%, 9/28/2032, 144A(c)	1,648,460
510,000	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN8, Class A1, 3.352%, 11/28/2032, 144A(c)	509,037
918,095	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	942,292
790,009	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL2, Class A1, 2.981%, 10/28/2032, 144A(c)	787,717
594,615	Bayview Opportunity Master Fund IVb Trust, Series 2017-RN1, Class A1, 3.598%, 2/28/2032, 144A(c)	594,629
440,000	Brixmor Operating Partnership LP, 3.650%, 6/15/2024	437,702
920,000	Brixmor Operating Partnership LP, 3.850%, 2/01/2025	918,775
450,000	Brixmor Operating Partnership LP, 3.900%, 3/15/2027	445,475
950,000	Brixmor Operating Partnership LP, 4.125%, 6/15/2026	958,165
1,560,000	Celgene Corp., 4.625%, 5/15/2044	1,664,401
3,079,571	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A(a)	3,069,205
2,930,000	Citigroup, Inc., 4.090%, 6/09/2025, (CAD)(a)	2,406,423
1,520,000	Citigroup, Inc., 4.400%, 6/10/2025(a)	1,604,412
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A(a)	2,592,592
2,800,000	Commercial Mortgage Trust, Series 2014-PAT, Class D, 1-month LIBOR + 2.150%, 3.582%, 8/13/2027, 144A(b)	2,800,435
3,655,777	Commercial Mortgage Trust, Series 2016-SAVA, Class A, 1-month LIBOR + 1.720%, 3.152%, 10/15/2034, 144A(a)(b)	3,659,694
85,541	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	86,364

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	$5,355,650
78,000	Continental Resources, Inc., 5.000%, 9/15/2022	79,170
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)	5,344,433
2,520,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class B, 2.940%, 10/15/2024, 144A(a)	2,510,526
679,588	Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 3.266%, 11/26/2036, 144A(c)	679,795
470,000	DDR Corp., 3.900%, 8/15/2024	473,489
2,833,212	Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.250%, 1/30/2025(a)	2,923,591
680,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	496,400
1,645,000	Discovery Communications LLC, 2.500%, 9/20/2024, (GBP)	2,198,677
1,615,000	Discovery Communications LLC, 5.200%, 9/20/2047	1,685,607
3,150,000	Enable Midstream Partners LP, 4.400%, 3/15/2027	3,203,128
2,755,000	Energy Transfer LP, 5.150%, 3/15/2045	2,678,815
1,803,189	Exeter Automobile Receivables Trust, Series 2017-2A, Class A, 2.110%, 6/15/2021, 144A(a)	1,802,509
3,275,000	Federal National Mortgage Association, Series 2017-M8, Class A2, 3.061%, 5/25/2027(a)(c)	3,313,753
1,115,242	FHLMC, 4.000%, 12/01/2046(a)	1,176,860
132,111	FHLMC, 4.500%, 8/01/2044(a)	141,358
3,660,000	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class A2, 2.570%, 7/25/2026(a)	3,599,848
3,665,000	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/2026(a)	3,621,944
5,790,000	FHLMC Multifamily Structured Pass Through Certificates, Series K065, Class A2, 3.243%, 4/25/2027(a)	5,966,952
12,090,902	FNMA, 2.500%, with various maturities in 2046(a)(d)	11,675,011
2,216,704	FNMA, 3.000%, with various maturities in 2046(a)(d)	2,224,813
4,289,177	FNMA, 3.500%, with various maturities from 2045 to 2047(a)(d)	4,420,291
2,885,041	FNMA, 4.500%, with various maturities from 2043 to 2046(a)(d)	3,091,401
4,557,000	FNMA (TBA), 3.500%, 2/01/2048(e)	4,671,459
5,654,000	FNMA (TBA), 4.000%, 2/01/2048(e)	5,904,657
6,270,000	Ford Motor Credit Co. LLC, 4.050%, 12/10/2018, (AUD)(a)	4,954,995

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$185,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	$188,238
915,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	913,856
154,675	GCAT LLC, Series 2017-3, Class A1, 3.352%, 4/25/2047, 144A(c)	154,771
336,845	GCAT LLC, Series 2017-4, Class A1, 3.228%, 5/25/2022, 144A(c)	336,928
1,294,493	GCAT LLC, Series 2017-5, Class A1, 3.228%, 7/25/2047, 144A(c)	1,295,271
50,000,000	General Electric Co., EMTN, 4.208%, 12/06/2021, (SEK)(a)	6,869,232
3,900,000	General Motors Financial Co., Inc., 4.000%, 1/15/2025	4,007,132
3,100,000	General Motors Financial Co., Inc., 4.300%, 7/13/2025	3,230,481
2,330,000	Gilead Sciences, Inc., 4.150%, 3/01/2047(a)	2,478,365
1,273,121	GNMA, 1-month LIBOR + 1.794%, 3.026%, 5/20/2064(a)(b)	1,317,420
1,356,270	GNMA, 1-month LIBOR + 2.029%, 3.261%, 11/20/2064(a)(b)	1,445,892
1,507,025	GNMA, 1-month LIBOR + 2.029%, 3.391%, 11/20/2064(a)(b)	1,607,060
2,378,314	GNMA, 1-month LIBOR + 2.313%, 3.545%, 10/20/2063(a)(b)	2,550,653
432,548	GNMA, 4.434%, 4/20/2065(a)(c)	467,342
2,758,424	GNMA, 4.517%, 12/20/2061(a)(c)	2,807,233
1,526,441	GNMA, 4.532%, 1/20/2063(a)(c)	1,581,463
543,430	GNMA, 4.537%, 6/20/2062(a)(c)	554,493
1,465,823	GNMA, 4.572%, 2/20/2065(a)(c)	1,584,601
1,732,356	GNMA, 4.660%, 7/20/2064(a)(c)	1,876,933
3,123,672	GNMA, 4.665%, 5/20/2064(a)(c)	3,374,396
1,585,963	GNMA, 4.666%, 7/20/2064(a)(c)	1,713,268
940,000	Gulfport Energy Corp., 6.375%, 1/15/2026, 144A	942,350
225,000	HCA, Inc., 4.750%, 5/01/2023	231,750
4,175,000	HCA, Inc., 5.000%, 3/15/2024	4,342,000
305,000	HCA, Inc., 5.250%, 4/15/2025	322,538
1,795,000	HCA, Inc., 5.375%, 2/01/2025	1,857,825

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$1,013,312	Hilton Grand Vacations Trust, Series 2013-A, Class A, 2.280%, 1/25/2026, 144A(a)	$1,006,161
1,095,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.875%, 4/01/2027	1,145,644
666,230	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.940%, 11/15/2019, 144A(a)	668,143
3,810,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A(a)	3,858,006
3,800,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1-month LIBOR + 1.450%, 2.927%, 8/15/2027, 144A(a)(b)	3,800,004
273,031	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 2.973%, 9/26/2035, 144A(a)(c)	272,027
1,905,000	Kimco Realty Corp., 3.300%, 2/01/2025	1,890,150
75,000	Kimco Realty Corp., 3.800%, 4/01/2027	75,749
2,135,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	2,054,468
1,180,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,168,849
1,590,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	1,582,050
2,785,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A(a)	3,095,207
862,622	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A(a)(c)	865,989
835,000	MetLife, Inc., 6.400%, 12/15/2066	960,509
465,000	MPLX LP, 4.875%, 6/01/2025	498,350
1,895,000	Newfield Exploration Co., 5.375%, 1/01/2026	2,003,962
2,215,000	Newfield Exploration Co., 5.625%, 7/01/2024	2,381,125
3,372,682	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.000%, 6/25/2057, 144A(c)	3,367,822
1,705,204	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.000%, 7/25/2057, 144A(c)	1,703,046
3,540,000	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A(a)	3,585,731
269,117	Orange Lake Timeshare Trust, Series 2012-AA, Class B, 4.870%, 3/10/2027, 144A	270,934
198,529	OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.750%, 7/25/2056, 144A(c)	200,040
5,120,487	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A1, 3.500%, 9/25/2022, 144A(c)	5,105,659
795,598	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A1, 3.470%, 11/25/2022, 144A(c)	792,811
850,000,000	Procter & Gamble Co. (The), 0.275%, 5/08/2020, (JPY)(a)	7,570,300

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$2,015,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	$2,085,545
264,595	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/2022, 144A(c)	264,783
290,000	SM Energy Co., 5.000%, 1/15/2024	279,669
95,000	SM Energy Co., 5.625%, 6/01/2025	92,150
125,000	SM Energy Co., 6.125%, 11/15/2022	127,344
25,000	SM Energy Co., 6.500%, 11/15/2021	25,313
675,000	SM Energy Co., 6.500%, 1/01/2023	688,500
1,105,000	SM Energy Co., 6.750%, 9/15/2026	1,138,150
580,000	Southwestern Energy Co., 6.700%, 1/23/2025	602,475
2,957,450	Spirit Airlines Pass Through Certificates, Series 2015-1, Class B, 4.450%, 10/01/2025(a)	3,053,745
2,581,579	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A(a)	2,597,588
7,348,766	Trinity Rail Leasing LLC, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A(a)	7,626,223
3,720,000	U.S. Treasury Bond, 2.500%, 5/15/2046(a)	3,538,650
5,840,000	U.S. Treasury Bond, 2.875%, 5/15/2043(a)	6,004,934
20,042,963	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(f)	19,901,819
13,390,000	U.S. Treasury Note, 1.375%, 9/30/2019	13,274,407
10,650,000	U.S. Treasury Note, 2.000%, 11/30/2022	10,553,068
1,222,080	United Airlines Pass Through Trust, Series 2013-1, Class B, 5.375%, 2/15/2023	1,280,129
1,280,000	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	1,271,552
1,635,000	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	1,625,926
105,000	Universal Health Services, Inc., 5.000%, 6/01/2026, 144A	108,281
2,045,000	Verizon Owner Trust, Series 2016-2A, Class A, 1.680%, 5/20/2021, 144A(a)	2,031,010
520,856	VOLT LV LLC, Series 2017-NPL2, Class A1, 3.500%, 3/25/2047, 144A(c)	522,760
2,111,911	VOLT LVI LLC, Series 2017-NPL3, Class A1, 3.500%, 3/25/2047, 144A(c)	2,120,964
1,509,647	VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.375%, 4/25/2047, 144A(c)	1,515,609
2,703,233	VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.125%, 6/25/2047, 144A(c)	2,704,339

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$475,000	VOLT LXIII LLC, Series 2017-NP10, Class A1, 3.000%, 10/25/2047, 144A(c)	$474,284
570,000,000	Wal-Mart Stores, Inc., 0.183%, 7/15/2022, (JPY)	5,039,442
6,225,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	6,388,406
520,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	534,061
2,875,000	Zimmer Biomet Holdings, Inc., 2.425%, 12/13/2026, (EUR)	3,606,191
		341,477,953
	Uruguay – 0.3%
19,680,000	Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	681,479
60,830,000	Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	2,237,426
		2,918,905
	Total Non-Convertible Bonds (Identified Cost $1,002,672,370)	1,020,605,726
Convertible Bonds – 0.3%

	United States – 0.3%
1,195,000	DISH Network Corp., 2.375%, 3/15/2024, 144A	1,147,947
1,290,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	1,186,800
	Total Convertible Bonds (Identified Cost $2,307,081)	2,334,747
	Total Bonds and Notes (Identified Cost $1,004,979,451)	1,022,940,473
Short-Term Investments – 2.1%

10,690,000	U.S. Treasury Bills, 1.180%-1.290%, 3/22/2018(g)(h)	10,658,213
12,021,802	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $12,022,523 on 1/02/2018 collateralized by $12,200,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $12,266,966 including accrued interest(i)	12,021,802
	Total Short-Term Investments (Identified Cost $22,682,286)	22,680,015
	Total Investments – 98.3% (Identified Cost $1,027,661,737)	1,045,620,488
	Other assets less liabilities – 1.7%	18,417,167
	Net Assets – 100.0%	$1,064,037,655

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(b)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2017 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)	When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)	Treasury Inflation Protected Security (TIPS).
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(i)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the value of Rule 144A holdings amounted to $236,558,592 or 22.2% of net assets.
ABS	Asset-Backed Securities
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2017, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3/21/2018	MXN	S	191,285,000	$9,935,593	$9,594,954	$340,639
Citibank N.A.	3/21/2018	EUR	S	26,585,000	31,564,995	32,045,939	(480,944)
Citibank N.A.	3/22/2018	ZAR	B	58,865,000	4,400,168	4,703,020	302,852
Citibank N.A.	3/22/2018	ZAR	S	201,490,000	14,623,455	16,098,046	(1,474,591)
Credit Suisse International	3/22/2018	JPY	B	7,367,880,000	65,213,039	65,647,194	434,155
Credit Suisse International	3/21/2018	KRW	B	2,293,469,000	2,106,419	2,145,084	38,665
Credit Suisse International	3/21/2018	CHF	B	7,320,000	7,458,717	7,553,421	94,704
Deutsche Bank AG	3/21/2018	BRL	B	19,300,000	5,758,272	5,769,502	11,230
Deutsche Bank AG	3/21/2018	BRL	S	27,475,000	8,171,247	8,213,320	(42,073)
HSBC Bank USA	3/21/2018	CAD	S	12,980,000	10,160,662	10,336,829	(176,167)
UBS AG	3/21/2018	AUD	S	13,375,000	10,250,466	10,434,261	(183,795)
UBS AG	3/21/2018	SEK	S	24,065,000	2,868,761	2,947,423	(78,662)

Total							$(1,213,987)

At December 31, 2017, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
BNP Paribas	3/21/2018	SEK	44,475,000	EUR	4,474,031	$5,393,061	$(54,130)
Citibank N.A.	3/21/2018	GBP	7,607,253	SEK	86,000,000	10,533,072	235,901
Citibank N.A.	3/21/2018	SEK	86,000,000	GBP	7,619,419	10,313,638	(219,434)
Credit Suisse International	3/21/2018	AUD	33,235,000	EUR	21,351,323	25,737,190	(190,486)
Morgan Stanley & Co.	3/21/2018	GBP	7,670,000	EUR	8,713,137	10,502,939	120,835
Morgan Stanley & Co.	3/21/2018	GBP	4,880,000	EUR	5,533,730	6,670,437	64,874
Morgan Stanley & Co.	3/22/2018	JPY	3,015,000,000	EUR	22,587,332	27,228,994	365,596

Total							$323,156

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/29/2018	296	$34,366,398	$34,384,563	$18,165
German Euro Bund	3/08/2018	73	14,279,754	14,161,389	(118,365)
Ultra Long U.S. Treasury Bond	3/20/2018	92	15,312,372	15,424,375	112,003

Total					$11,803

At December 31, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	3/20/2018	494	$61,424,791	$61,279,156	$145,635
30 Year U.S. Treasury Bond	3/20/2018	200	30,674,460	30,600,000	74,460

Total					$220,095

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds*	$—	$1,020,605,726	$—	$1,020,605,726
Convertible Bonds	—	2,334,747	—	2,334,747

Total Bonds and Notes	—	1,022,940,473	—	1,022,940,473

Short-Term Investments	—	22,680,015	—	22,680,015

Total Investments	—	1,045,620,488	—	1,045,620,488

Forward Foreign Currency Contracts (unrealized appreciation)	—	2,009,451	—	2,009,451
Futures Contracts (unrealized appreciation)	350,263	—	—	350,263

Total	$350,263	$1,047,629,939	$—	$1,047,980,202

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,900,282)	$—	$(2,900,282)
Futures Contracts (unrealized depreciation)	(118,365)	—	—	(118,365)

Total	$(118,365)	$(2,900,282)	$—	$(3,018,647)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or December 31, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2017
Bonds and Notes United States	$7,725,000	$—	$—	$—	$—	$—	$—	$(7,725,000)	$—	$—

Debt securities valued at $7,725,000 were transferred from Level 3 to Level 2 during the period ended December 31, 2017. At September 30, 2017, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At December 31, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2017, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31 , 2017, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2017:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$2,009,451	$—
Exchange-traded/cleared asset derivatives
Interest rate contracts	—	350,263

Total asset derivatives	$2,009,451	$350,263

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,900,282)	$—
Exchange-traded/cleared liability derivatives
Interest rate contracts	—	(118,365)

Total liability derivatives	$(2,900,282)	$(118,365)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2017, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
BNP Paribas	$(54,130)	$—
Citibank N.A.	(1,636,216)	1,450,000
Deutsche Bank	(30,843)	50,000
HSBC Bank USA	(176,167)	—
UBS AG	(262,457)	230,000

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2017:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$4,039,451	$898,139

These amounts include cash received as collateral by the Fund in the amount $690,000.

Industry Summary at December 31, 2017 (Unaudited)

Treasuries	40.4%
Banking	7.6
Mortgage Related	5.2
ABS Home Equity	4.4
Local Authorities	3.2
Life Insurance	3.0
Government Owned - No Guarantee	2.3
Independent Energy	2.3
ABS Other	2.0
Other Investments, less than 2% each	25.8
Short-Term Investments	2.1

Total Investments	98.3
Other assets less liabilities (including forward foreign currency and futures contracts)	1.7

Net Assets	100.0%

Currency Exposure Summary at December 31, 2017 (Unaudited)

United States Dollar	43.4%
Euro	19.3
Japanese Yen	11.4
British Pound	5.7
Australian Dollar	3.7
Canadian Dollar	2.9
Other, less than 2% each	11.9

Total Investments	98.3
Other assets less liabilities (including forward foreign currency and futures contracts)	1.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 93.7% of Net Assets

Non-Convertible Bonds – 83.6%

	ABS Home Equity – 1.5%
$175,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	$189,015
44,766	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	45,646
48,460	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	50,923
52,383	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	53,498
76,554	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 1-month LIBOR + 0.210%, 1.762%, 5/25/2035(a)	72,777
43,237	Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5B, 5.603%, 5/25/2035(b)	43,842
184,203	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 1.825%, 9/19/2045(a)	152,109
270,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1-month LIBOR + 3.300%, 4.852%, 10/25/2027(a)	303,510
54,830	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.997%, 7/19/2035(b)	52,899
91,736	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1-month LIBOR + 0.640%, 2.192%, 7/25/2045(a)	88,335
238,829	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 3.264%, 3/25/2035(b)	224,972
175,000	RCO Mortgage LLC, Series 2017-1, Class A2, 5.125%, 8/25/2022, 144A(b)	174,381
53,164	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	53,759
365,000	VOLT LVI LLC, Series 2017-NPL3, Class A2, 5.875%, 3/25/2047, 144A(b)	366,030
175,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(b)	174,561
		2,046,257
	ABS Other – 0.3%
185,232	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	181,284
248,400	Wave LLC, Series 2017-1A, Class B, 5.682%, 11/15/2042, 144A(c)	248,397
		429,681
	Aerospace & Defense – 1.6%
90,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	95,400
75,000	Engility Corp., 8.875%, 9/01/2024	80,156
690,000	KLX, Inc., 5.875%, 12/01/2022, 144A	722,568
606,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	707,190

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Aerospace & Defense – continued
$170,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	$214,200
350,000	Oshkosh Corp., 5.375%, 3/01/2025	371,438
		2,190,952
	Airlines – 2.2%
1,097,706	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 7/15/2022, 144A	1,140,461
332,021	American Airlines Pass Through Certificates, Series 2014-1, Class B, 4.375%, 4/01/2024	339,117
1,229,018	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	1,213,656
410,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	427,425
25,351	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	25,946
		3,146,605
	Automotive – 1.3%
545,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	548,406
150,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	154,688
225,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	237,094
65,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	67,022
60,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	62,603
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	360,000
335,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	337,512
		1,767,325
	Banking – 4.4%
600,000	Ally Financial, Inc., 3.500%, 1/27/2019	603,000
20,000	Ally Financial, Inc., 4.125%, 3/30/2020	20,400
20,000	Ally Financial, Inc., 4.125%, 2/13/2022	20,446
980,000	Ally Financial, Inc., 5.125%, 9/30/2024	1,059,625
1,240,000	Barclays PLC, 5.200%, 5/12/2026	1,322,289
1,125,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,345,312
1,335,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	1,366,937

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$265,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	$291,877
120,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	131,530
		6,161,416
	Brokerage – 0.7%
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	202,500
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	159,203
515,000	Jefferies Group LLC, 6.450%, 6/08/2027	598,290
		959,993
	Building Materials – 1.9%
485,000	Beacon Escrow Corp., 4.875%, 11/01/2025, 144A	486,819
300,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	316,500
300,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	339,750
200,000	James Hardie International Finance Ltd., 5.000%, 1/15/2028, 144A	201,500
105,000	Jeld-Wen, Inc., 4.625%, 12/15/2025, 144A	105,787
130,000	Jeld-Wen, Inc., 4.875%, 12/15/2027, 144A	131,300
7,000	Masco Corp., 7.750%, 8/01/2029	9,116
150,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	159,000
160,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	171,600
570,000	USG Corp., 4.875%, 6/01/2027, 144A	590,833
100,000	USG Corp., 5.500%, 3/01/2025, 144A	106,250
		2,618,455
	Cable Satellite – 6.4%
690,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	722,499
400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	409,000
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	621,637
575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	592,250
540,000	CSC Holdings LLC, 5.250%, 6/01/2024	531,900

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$395,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	$402,900
45,000	CSC Holdings LLC, 6.750%, 11/15/2021	48,263
300,000	CSC Holdings LLC, 10.125%, 1/15/2023, 144A	337,875
440,000	DISH DBS Corp., 5.875%, 11/15/2024	428,450
245,000	DISH DBS Corp., 7.750%, 7/01/2026	257,556
275,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	275,688
600,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	600,510
1,320,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,392,600
875,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2026, 144A	883,750
200,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	205,000
565,000	Ziggo Bond Finance BV, 5.875%, 1/15/2025, 144A	555,112
810,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	803,925
		9,068,915
	Chemicals – 0.6%
805,000	Hercules LLC, 6.500%, 6/30/2029(d)(e)	813,050
	Construction Machinery – 0.9%
200,000	Ashtead Capital, Inc., 4.125%, 8/15/2025, 144A	202,000
200,000	Ashtead Capital, Inc., 4.375%, 8/15/2027, 144A	203,000
115,000	United Rentals North America, Inc., 4.625%, 7/15/2023	118,895
490,000	United Rentals North America, Inc., 4.625%, 10/15/2025	493,675
290,000	United Rentals North America, Inc., 5.750%, 11/15/2024	305,225
		1,322,795
	Consumer Cyclical Services – 1.2%
190,000	IHS Markit Ltd., 4.000%, 3/01/2026, 144A	189,763
460,000	Interval Acquisition Corp., 5.625%, 4/15/2023	476,100
285,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/2021, 144A	295,687

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Cyclical Services – continued
$645,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	$698,212
		1,659,762
	Electric – 1.3%
90,000	AES Corp., 5.125%, 9/01/2027	94,500
300,000	AES Corp. (The), 5.500%, 4/15/2025	315,093
220,000	AES Corp. (The), 6.000%, 5/15/2026	237,600
925,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,149,312
		1,796,505
	Environmental – 0.2%
45,000	GFL Environmental, Inc., 5.625%, 5/01/2022, 144A	46,688
175,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	184,406
		231,094
	Finance Companies – 4.1%
535,000	Aircastle Ltd., 4.125%, 5/01/2024	543,025
375,000	Aircastle Ltd., 5.125%, 3/15/2021	394,219
410,000	Aircastle Ltd., 5.500%, 2/15/2022	439,212
30,000	Aircastle Ltd., 7.625%, 4/15/2020	32,775
65,000	iStar, Inc., 4.625%, 9/15/2020	65,975
585,000	iStar, Inc., 5.000%, 7/01/2019	587,925
220,000	iStar, Inc., 5.250%, 9/15/2022	221,375
245,000	iStar, Inc., 6.500%, 7/01/2021	254,494
340,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	338,300
435,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	448,050
30,000	Navient Corp., MTN, 6.125%, 3/25/2024	30,375
65,000	Navient LLC, 4.875%, 6/17/2019	66,099
185,000	Navient LLC, 5.500%, 1/25/2023	184,538
835,000	Navient LLC, MTN, 5.500%, 1/15/2019	849,612

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$245,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	$257,250
550,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	569,255
102,000	Stearns Holdings LLC, 9.375%, 8/15/2020, 144A	105,825
320,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	335,165
		5,723,469
	Financial Other – 0.7%
645,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	653,063
388,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	388,970
		1,042,033
	Food & Beverage – 2.0%
675,000	B&G Foods, Inc., 5.250%, 4/01/2025	686,576
730,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	788,050
225,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	216,563
220,000	JBS USA LUX S.A./JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	223,575
205,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	211,150
635,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	646,112
		2,772,026
	Gaming – 1.0%
150,000	Boyd Gaming Corp., 6.375%, 4/01/2026	161,625
80,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	85,800
165,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co., 4.500%, 1/15/2028, 144A	161,700
925,000	MGM Resorts International, 6.000%, 3/15/2023	999,000
		1,408,125
	Government Owned - No Guarantee – 2.0%
480,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	428,947
1,155,000	Petrobras Global Finance BV, 5.999%, 1/27/2028, 144A	1,157,888
130,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	137,930
25,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	24,996

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Owned - No Guarantee – continued
$80,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	$80,800
265,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	275,600
640,000	YPF S.A., 6.950%, 7/21/2027, 144A	679,360
		2,785,521
	Health Insurance – 0.2%
320,000	Centene Corp., 4.750%, 1/15/2025	325,600
	Healthcare – 4.3%
220,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	126,500
300,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	318,000
410,000	HCA, Inc., 4.500%, 2/15/2027	412,050
115,000	HCA, Inc., 5.250%, 4/15/2025	121,612
60,000	HCA, Inc., 5.250%, 6/15/2026	63,600
655,000	HCA, Inc., 5.375%, 2/01/2025	677,925
430,000	HCA, Inc., 7.050%, 12/01/2027	473,000
35,000	HCA, Inc., 7.500%, 12/15/2023	39,200
790,000	HCA, Inc., 7.500%, 11/06/2033	884,800
40,000	HCA, Inc., 7.690%, 6/15/2025	45,300
40,000	HCA, Inc., 8.360%, 4/15/2024	47,300
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	234,725
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	22,600
135,000	Hologic, Inc., 5.250%, 7/15/2022, 144A	139,725
140,000	LifePoint Health, Inc., 5.500%, 12/01/2021	142,800
320,000	Polaris Intermediate Corp., PIK, 8.500%, 12/01/2022, 144A(f)	332,000
330,000	Quintiles IMS, Inc., 5.000%, 10/15/2026, 144A	338,250
775,000	Surgery Center Holdings, Inc., 6.750%, 7/01/2025, 144A	732,375
70,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	68,250

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$250,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$205,000
640,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	672,000
		6,097,012
	Home Construction – 2.2%
690,000	CalAtlantic Group, Inc., 5.000%, 6/15/2027	715,875
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(c)(d)(g)(h)	2
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(d)(e)	239,993
385,000	Lennar Corp., 4.750%, 11/15/2022	404,250
720,000	PulteGroup, Inc., 6.000%, 2/15/2035	774,000
495,000	PulteGroup, Inc., 6.375%, 5/15/2033	554,400
380,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	387,600
		3,076,120
	Independent Energy – 8.1%
265,000	Aker BP ASA, 6.000%, 7/01/2022, 144A	276,925
1,035,000	Antero Resources Corp., 5.125%, 12/01/2022	1,055,700
75,000	Antero Resources Corp., 5.375%, 11/01/2021	76,875
250,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	268,125
595,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	554,094
68,000	California Resources Corp., 5.500%, 9/15/2021	55,845
33,000	California Resources Corp., 6.000%, 11/15/2024	22,811
360,000	California Resources Corp., 8.000%, 12/15/2022, 144A	297,000
110,000	Callon Petroleum Co., 6.125%, 10/01/2024	113,300
103,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	97,593
8,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	7,400
12,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	12,150
21,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	21,840
600,000	CNX Resources Corp., 5.875%, 4/15/2022	612,750

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$310,000	Continental Resources, Inc., 3.800%, 6/01/2024	$306,512
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	81,600
630,000	Continental Resources, Inc., 5.000%, 9/15/2022	639,450
445,000	Eclipse Resources Corp., 8.875%, 7/15/2023	456,681
210,000	Gulfport Energy Corp., 6.375%, 1/15/2026, 144A	210,525
162,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	168,480
85,000	Matador Resources Co., 6.875%, 4/15/2023	89,463
250,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	212,500
240,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	237,000
465,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	392,344
135,000	Newfield Exploration Co., 5.625%, 7/01/2024	145,125
834,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	855,892
75,000	PDC Energy, Inc., 6.125%, 9/15/2024	77,625
120,000	QEP Resources, Inc., 5.250%, 5/01/2023	121,423
225,000	QEP Resources, Inc., 5.375%, 10/01/2022	230,063
380,000	Rex Energy Corp., 8.000%, 10/01/2020	138,700
370,000	RSP Permian, Inc., 6.625%, 10/01/2022	388,037
200,000	Sanchez Energy Corp., 6.125%, 1/15/2023	169,000
260,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	262,600
280,000	SM Energy Co., 5.000%, 1/15/2024	270,025
230,000	SM Energy Co., 5.625%, 6/01/2025	223,100
170,000	SM Energy Co., 6.125%, 11/15/2022	173,188
135,000	SM Energy Co., 6.500%, 11/15/2021	136,688
40,000	SM Energy Co., 6.500%, 1/01/2023	40,800
75,000	SM Energy Co., 6.750%, 9/15/2026	77,250
250,000	Southwestern Energy Co., 6.700%, 1/23/2025	259,687

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$265,000	Southwestern Energy Co., 7.500%, 4/01/2026	$281,562
270,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	276,885
660,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	677,325
95,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	97,569
285,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	290,700
		11,460,207
	Leisure – 0.1%
180,000	Constellation Merger Sub, Inc., 8.500%, 9/15/2025, 144A	175,500
	Life Insurance – 0.3%
430,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	453,650
	Local Authorities – 0.3%
185,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	205,317
260,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	279,279
		484,596
	Lodging – 0.9%
115,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024	116,150
595,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025	611,362
550,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.875%, 4/01/2027	575,438
		1,302,950
	Media Entertainment – 2.7%
660,000	AMC Networks, Inc., 4.750%, 12/15/2022	674,025
25,000	AMC Networks, Inc., 5.000%, 4/01/2024	25,313
1,055,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	1,033,900
85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	85,637
540,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	548,100
130,000	Match Group, Inc., 5.000%, 12/15/2027, 144A	131,950
710,000	Netflix, Inc., 4.875%, 4/15/2028, 144A	695,800

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – continued
$760,000	Viacom, Inc., 4.375%, 3/15/2043	$657,921
		3,852,646
	Metals & Mining – 2.8%
395,000	Anglo American Capital PLC, 4.875%, 5/14/2025, 144A	418,568
150,000	ArcelorMittal, 7.250%, 3/01/2041	189,750
930,000	ArcelorMittal, 7.500%, 10/15/2039	1,190,400
355,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	372,146
870,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	884,529
75,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	74,906
350,000	Gerdau Trade, Inc., 4.875%, 10/24/2027, 144A	348,296
165,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	182,316
65,000	Vale Overseas Ltd., 6.875%, 11/10/2039	79,706
150,000	Vale S.A., 5.625%, 9/11/2042	164,250
		3,904,867
	Midstream – 5.7%
365,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/2024	381,425
80,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019	83,042
196,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022	207,950
335,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	346,524
710,000	Energy Transfer Partners LP, Series A, (fixed rate to 2/15/2023, variable rate thereafter), 6.250%(i)	689,587
1,020,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/2026, 144A	1,053,150
80,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	80,052
35,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042	33,883
150,000	MPLX LP, 4.500%, 7/15/2023	158,478
430,000	MPLX LP, 4.875%, 12/01/2024	463,497
340,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	346,297

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$155,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	$151,125
135,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	137,700
375,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	387,187
125,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A	127,109
540,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	560,250
160,000	Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	175,716
335,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	369,508
195,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	216,963
160,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 7/15/2022	158,000
175,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 11/15/2023	170,625
985,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	991,156
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	49,438
670,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	685,075
		8,023,737
	Non-Agency Commercial Mortgage-Backed Securities – 0.7%
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	709,168
120,801	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.814%, 8/10/2045(b)	122,993
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.826%, 6/15/2045, 144A(b)(c)	82,811
		914,972
	Oil Field Services – 0.8%
370,000	Ensco PLC, 5.750%, 10/01/2044	253,450
20,000	Global Marine, Inc., 7.000%, 6/01/2028	20,400
90,000	Noble Holding International Ltd., 5.250%, 3/15/2042	57,375
185,000	Noble Holding International Ltd., 6.050%, 3/01/2041	126,725
330,000	Noble Holding International Ltd., 7.750%, 1/15/2024	283,800
15,000	Parker Drilling Co., 6.750%, 7/15/2022	12,249
198,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	207,652

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – continued
$135,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	$138,247
		1,099,898
	Packaging – 1.0%
330,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023(f)	344,850
345,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	352,004
350,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	381,062
360,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	376,200
		1,454,116
	Paper – 0.5%
350,000	Klabin Finance S.A., 4.875%, 9/19/2027, 144A	345,450
320,000	Suzano Austria GmbH, 5.750%, 7/14/2026, 144A	347,392
		692,842
	Pharmaceuticals – 1.5%
225,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	225,844
300,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	228,451
375,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	379,219
95,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	86,925
115,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	112,412
1,110,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	1,029,525
		2,062,376
	Property & Casualty Insurance – 0.7%
350,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	362,880
555,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	577,894
		940,774
	REITs - Hotels – 0.3%
385,000	Felcor Lodging LP, 5.625%, 3/01/2023	395,588
	REITs - Mortgage – 0.4%
610,000	Starwood Property Trust, Inc., 4.750%, 3/15/2025, 144A	605,425

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Restaurants – 0.5%
$685,000	1011778 B.C. ULC/New Red Finance, Inc., 5.000%, 10/15/2025, 144A	$690,138
	Retailers – 1.1%
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	524,798
235,000	Foot Locker, Inc., 8.500%, 1/15/2022	274,950
125,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	128,750
535,000	Group 1 Automotive, Inc., 5.250%, 12/15/2023, 144A	552,388
105,000	L Brands, Inc., 6.750%, 7/01/2036	105,000
225,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	22,500
		1,608,386
	Supermarkets – 1.1%
730,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	658,460
415,000	KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A	416,037
5,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,400
10,000	New Albertson’s, Inc., 8.700%, 5/01/2030	9,350
615,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	485,850
		1,574,097
	Technology – 5.7%
110,000	ACI Worldwide, Inc., 6.375%, 8/15/2020, 144A	111,925
260,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	236,925
135,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	144,113
70,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	74,375
140,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	142,625
1,265,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	1,394,812
520,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046	670,043
310,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	399,448
150,000	Equinix, Inc., 5.375%, 1/01/2022	156,000
140,000	Equinix, Inc., 5.375%, 4/01/2023	144,760

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$590,000	First Data Corp., 5.000%, 1/15/2024, 144A	$606,962
695,000	First Data Corp., 7.000%, 12/01/2023, 144A	734,962
320,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	332,400
92,000	Microsemi Corp., 9.125%, 4/15/2023, 144A	103,500
190,000	MSCI, Inc., 5.250%, 11/15/2024, 144A	200,213
655,000	Open Text Corp., 5.625%, 1/15/2023, 144A	682,019
20,000	Open Text Corp., 5.875%, 6/01/2026, 144A	21,550
575,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	588,110
235,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	242,050
205,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	221,144
660,000	Western Digital Corp., 10.500%, 4/01/2024	764,775
		7,972,711
	Transportation Services – 0.1%
185,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	180,838
	Treasuries – 2.9%
2,740,000	U.S. Treasury Note, 0.750%, 2/28/2018	2,737,424
1,410,000	U.S. Treasury Note, 1.125%, 1/31/2019	1,399,260
		4,136,684
	Wireless – 2.5%
325,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	325,000
80,000	Nokia Oyj, 3.375%, 6/12/2022	79,530
700,000	Nokia Oyj, 4.375%, 6/12/2027	691,950
496,000	Sprint Capital Corp., 6.875%, 11/15/2028	499,100
1,205,000	Sprint Corp., 7.250%, 9/15/2021	1,275,794
585,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	603,427
		3,474,801

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – 1.9%
$220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	$218,900
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	8,175
235,000	Frontier Communications Corp., 7.450%, 7/01/2035	128,228
480,000	Frontier Communications Corp., 10.500%, 9/15/2022	363,000
95,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	95,237
520,000	Level 3 Financing, Inc., 5.250%, 3/15/2026	510,406
35,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	34,956
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	412,800
320,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	397,600
150,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	193,500
390,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	329,550
		2,692,352
	Total Non-Convertible Bonds (Identified Cost $112,570,172)	117,596,862
Convertible Bonds – 10.1%

	Building Materials – 0.1%
165,000	Tutor Perini Corp., 2.875%, 6/15/2021	181,913
	Cable Satellite – 1.0%
1,015,000	DISH Network Corp., 2.375%, 3/15/2024, 144A	975,034
420,000	DISH Network Corp., 3.375%, 8/15/2026	457,013
		1,432,047
	Consumer Cyclical Services – 0.5%
725,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	692,375
	Diversified Operations – 0.4%
485,000	RWT Holdings, Inc., 5.625%, 11/15/2019	488,637
	Healthcare – 1.0%
395,000	Evolent Health, Inc., 2.000%, 12/01/2021	370,312
100,000	Insulet Corp., 1.375%, 11/15/2024, 144A	101,313

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Healthcare – continued
$860,000	Teladoc, Inc., 3.000%, 12/15/2022, 144A	$966,962
		1,438,587
	Leisure – 0.1%
140,000	Rovi Corp., 0.500%, 3/01/2020	132,882
	Media Entertainment – 0.1%
135,000	Liberty Media Corp., 2.250%, 9/30/2046	140,569
	Midstream – 0.9%
880,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	801,350
155,000	PDC Energy, Inc., 1.125%, 9/15/2021	150,834
55,000	SM Energy Co., 1.500%, 7/01/2021	53,797
295,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	271,400
		1,277,381
	Oil Field Services – 0.5%
205,000	Hercules Capital, Inc., 4.375%, 2/01/2022, 144A	210,766
670,000	Nabors Industries, Inc., 0.750%, 1/15/2024, 144A	513,387
		724,153
	Pharmaceuticals – 2.7%
290,000	Acorda Therapeutics, Inc., 1.750%, 6/15/2021	245,594
510,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	508,088
318,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	376,631
90,000	Dermira, Inc., 3.000%, 5/15/2022, 144A	99,169
105,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024, 144A	127,509
345,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	320,850
1,360,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	1,081,200
550,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024, 144A	702,281
80,000	Pacira Pharmaceuticals, Inc., 2.375%, 4/01/2022, 144A	83,600
265,000	SareptaTherapeutics, Inc., 1.500%, 11/15/2024, 144A	283,219
		3,828,141

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Railroads – 0.5%
$325,000	Echo Global Logistics, Inc., 2.500%, 5/01/2020	$335,562
315,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024, 144A	375,244
		710,806
	REITs - Mortgage – 0.2%
240,000	iStar, Inc., 3.125%, 9/15/2022, 144A	238,800
	Technology – 2.1%
100,000	Cypress Semiconductor Corp., 4.500%, 1/15/2022	131,250
1,080,000	Finisar Corp., 0.500%, 12/15/2036	1,004,400
235,000	MagnaChip Semiconductor S.A., 5.000%, 3/01/2021, 144A	315,488
965,000	Nuance Communications, Inc., 1.000%, 12/15/2035	923,187
245,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	250,206
350,000	Verint Systems, Inc., 1.500%, 6/01/2021	339,937
		2,964,468
	Total Convertible Bonds (Identified Cost $14,171,354)	14,250,759
	Total Bonds and Notes (Identified Cost $126,741,526)	131,847,621
Senior Loans – 0.4%

	Chemicals – 0.1%
99,602	Chemours Co. (The), 2017 USD Term Loan B, 1-month LIBOR + 2.500%, 4.070%, 5/12/2022(a)	100,308
	Independent Energy – 0.3%
407,467	Chesapeake Energy Corp., Term Loan, 3-month LIBOR + 7.500%, 8.954%, 8/23/2021(a)	433,137
	Total Senior Loans (Identified Cost $507,069)	533,445

Shares
Preferred Stocks – 1.0%

	Food & Beverage – 0.7%
9,524	Bunge Ltd., 4.875%	991,091
	Midstream – 0.3%
641	Chesapeake Energy Corp., 5.750%	368,174

Shares	Description	Value (†)
Preferred Stocks – continued

	Midstream – continued
13	Chesapeake Energy Corp., 5.750%, 144A	$7,467
90	Chesapeake Energy Corp., 5.750%	50,344
		425,985
	Total Preferred Stocks (Identified Cost $1,435,724)	1,417,076
Common Stocks – 0.8%

	Oil, Gas & Consumable Fuels – 0.5%
17,026	Bonanza Creek Energy, Inc.(j)	469,748
8,051	Halcon Resources Corp.(j)	60,946
570	Rex Energy Corp.(j)	792
6,458	Whiting Petroleum Corp.(j)	171,008
		702,494
	Pharmaceuticals – 0.3%
948	Allergan PLC	155,074
4,298	Bristol-Myers Squibb Co.	263,381
		418,455
	Total Common Stocks (Identified Cost $2,136,438)	1,120,949
Warrants – 0.0%
2,186	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(j)	1,552
1,657	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(d)(h)(j)	—
	Total Warrants (Identified Cost $—)	1,552

Principal Amount	Description	Value (†)
Short-Term Investments – 2.7%
3,795,099	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $3,795,327 on 1/02/2018 collateralized by $3,850,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $3,871,133 including accrued interest(k) (Identified Cost $3,795,099)	3,795,099

	Total Investments – 98.6% (Identified Cost $134,615,856)	138,715,742
	Other assets less liabilities – 1.4%	2,027,862

	Net Assets – 100.0%	$140,743,604

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2017, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$1,233,881	0.9%	$2	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of December 31, 2017 is disclosed.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2017 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2017, the value of these securities amounted to $1,233,881 or 0.9% of net assets.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended December 31, 2017, interest payments were made in cash.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Fair valued by the Fund’s adviser. At December 31, 2017, the value of these securities amounted to $2 or less than 0.1% of net assets.
(i)	Perpetual bond with no specified maturity date.
(j)	Non-income producing security.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the value of Rule 144A holdings amounted to $57,367,001 or 40.8% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$181,284	$248,397	(b)	$429,681
Home Construction	—	3,076,118	2	(c)	3,076,120
Non-Agency Commercial Mortgage-Backed Securities	—	832,161	82,811	(b)	914,972
All Other Non-Convertible Bonds(a)	—	113,176,089	—		113,176,089

Total Non-Convertible Bonds	—	117,265,652	331,210		117,596,862

Convertible Bonds(a)	—	14,250,759	—		14,250,759

Total Bonds and Notes	—	131,516,411	331,210		131,847,621

Senior Loans(a)	—	533,445	—		533,445
Preferred Stocks(a)	—	1,417,076	—		1,417,076
Common Stocks(a)	1,120,949	—	—		1,120,949
Warrants	1,552	—	—	(d)	1,552
Short-Term Investments	—	3,795,099	—		3,795,099

Total	$1,122,501	$137,262,031	$331,210		$138,715,742

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.
(d)	Includes a security fair valued at zero using Level 3 inputs.

For the period ended December 31, 2017, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/ or December 31, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—		$—	$—	$—	$249,997	$(1,600)	$—	$—	$248,397		$—
Home Construction	2		—	—	—	—	—	—	—	2		—
Non-Agency Commercial Mortgage-Backed Securities	592,950		—	—	(2,950)	—	(590,000)	—	—	—		—
Non-Agency Commercial Mortgage-Backed Securities	—		—	—	1,655	81,156	—	—	—	82,811		1,655
Warrants	—	(a)	—	—	—	—	—	—	—	—	(a)	—

Total	$592,952		$—	$—	$(1,295)	$331,153	$(591,600)	$—	$—	$331,210		$1,655

(a)	Includes a security fair valued at zero using Level 3 inputs.

Industry Summary at December 31, 2017 (Unaudited)

Independent Energy	8.4%
Technology	7.8
Cable Satellite	7.4
Midstream	6.9
Healthcare	5.3
Pharmaceuticals	4.5
Banking	4.4
Finance Companies	4.1
Treasuries	2.9
Media Entertainment	2.8
Metals & Mining	2.8
Food & Beverage	2.7
Wireless	2.5
Airlines	2.2
Home Construction	2.2
Building Materials	2.0
Government Owned - No Guarantee	2.0
Other Investments, less than 2% each	25.0
Short-Term Investments	2.7

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 94.3% of Net Assets

	Banking – 3.0%
$400,000	BNP Paribas S.A., (fixed rate to 8/19/2025, variable rate thereafter), 7.375%, 144A(a)	$462,000
200,000	Deutsche Bank AG, (fixed rate to 4/30/2025, variable rate thereafter), 7.500%(a)	211,300
200,000	Lloyds Banking Group PLC, (fixed rate to 11/07/2027, variable rate thereafter), 3.574%, 11/07/2028	198,118
		871,418
	Building Materials – 0.5%
145,000	Martin Marietta Materials, Inc., 3.500%, 12/15/2027	143,918
	Consumer Cyclical Services – 0.6%
170,000	Amazon.com, Inc., 4.050%, 8/22/2047, 144A	183,212
	Electric – 0.1%
45,000	IPALCO Enterprises, Inc., 3.700%, 9/01/2024, 144A	44,959
	Independent Energy – 0.3%
65,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	62,400
25,000	Concho Resources, Inc., 4.875%, 10/01/2047	27,186
		89,586
	Midstream – 0.5%
150,000	Plains All American Pipeline LP, Series B, (fixed rate to 11/15/2022, variable rate thereafter), 6.125%(a)	149,775
	Oil Field Services – 0.2%
45,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 4.080%, 12/15/2047, 144A	45,768
	Treasuries – 89.1%
924,943	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(b)(c)	929,581
1,364,170	U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(b)(c)	1,417,572
1,009,809	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(b)	1,078,742
1,278,506	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(b)(c)	1,768,615
6,650,456	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2021(b)	6,623,049
2,941,412	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(b)(c)	2,920,698
4,435,249	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2026(b)(c)	4,333,641

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$2,366,364	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2025(b)(c)	$2,369,980
2,297,588	U.S. Treasury Inflation Indexed Note, 0.375%, 1/15/2027(b)(c)	2,281,032
907,542	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(b)	902,710
1,466,864	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026(b)(c)	1,490,342
		26,115,962
	Total Bonds and Notes (Identified Cost $27,590,012)	27,644,598
Senior Loans – 2.4%

	Healthcare – 0.7%
198,459	Kindred Healthcare, Inc., New Term Loan, 3-month LIBOR + 3.000%, 4.875%, 4/09/2021(d)	198,955
	Independent Energy – 0.7%
198,500	MEG Energy Corp., 2017 Term Loan B, 3-month LIBOR + 3.500%, 5.200%, 12/31/2023(d)	198,555
	Retailers – 1.0%
318,546	Staples, Inc., 2017 Term Loan B, 3-month LIBOR + 4.000%, 5.488%, 9/12/2024(d)	312,016
	Total Senior Loans (Identified Cost $717,467)	709,526
Short-Term Investments – 3.0%
839,988	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $840,038 on 1/02/2018 collateralized by $855,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $859,693 including accrued interest(e)	839,988
20,000	U.S. Treasury Bills, 1.116%, 01/11/2018(f)(g)	19,994
	Total Short-Term Investments (Identified Cost $859,981)	859,982
	Total Investments – 99.7% (Identified Cost $29,167,460)	29,214,106
	Other assets less liabilities – 0.3%	93,565
	Net Assets – 100.0%	$29,307,671

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Perpetual bond with no specified maturity date.
(b)	Treasury Inflation Protected Security (TIPS).
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the value of Rule 144A holdings amounted to $798,339 or 2.7% of net assets.
LIBOR	London Interbank Offered Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	3/20/2018	1	$123,782	$124,047	$265

At December 31, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Eurodollar	3/18/2019	30	$7,346,923	$7,334,625	$12,298
Ultra Long U.S. Treasury Bond	3/20/2018	5	837,221	838,281	(1,060)
5 Year U.S. Treasury Note	3/29/2018	21	2,439,333	2,439,445	(112)

Total					$11,126

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$27,644,598	$—	$27,644,598
Senior Loans*	—	709,526	—	709,526
Short-Term Investments	—	859,982	—	859,982
Futures Contracts (unrealized appreciation)	12,563	—	—	12,563

Total	$12,563	$29,214,106	$—	$29,226,669

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(1,172)	$—	$—	$(1,172)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2017, the Fund used futures contracts to hedge against changes in interest rates.

The following is a summary of derivative instruments for the Fund, as of December 31, 2017:

Assets	Unrealized Appreciation on Futures Contracts
Exchange-traded asset derivatives Interest rate contracts	$12,563

Liabilities	Unrealized Depreciation on Futures Contracts
Exchange-traded liability derivatives Interest rate contracts	$(1,172)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2017:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$137,209	$137,209

Industry Summary at December 31, 2017 (Unaudited)

Treasuries	89.1%
Banking	3.0
Other Investments, less than 2% each	4.6
Short-Term Investments	3.0

Total Investments	99.7
Other assets less liabilities (including futures contracts)	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 77.2% of Net Assets

Non-Convertible Bonds – 69.5%

	Aerospace & Defense – 1.4%
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	$105,922
1,930,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,896,765
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	124,200
1,165,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	1,246,550
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	941,753
2,209,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	2,783,340
2,610,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 3.151%, 2/15/2067, 144A(a)	2,303,325
625,000	TransDigm, Inc., 6.500%, 5/15/2025	639,063

		10,040,918

	Airlines – 1.7%
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,630,800
301,324	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	315,426
810,000	Allegiant Travel Co., 5.500%, 7/15/2019	831,262
87,946	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	96,081
18,800	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	18,981
296,461	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	307,072
1,150,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	1,167,250
1,080,619	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,145,899
210,598	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	227,972
1,834,985	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	1,932,661
1,750,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	1,818,250
98,272	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	101,750
115,691	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	118,409

		12,711,813

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – 1.0%
$1,000,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	$1,037,500
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,351,250
3,505,000	Lear Corp., 5.375%, 3/15/2024	3,707,404

		7,096,154

	Banking – 0.9%
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(b)	918,111
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(b)	195,280
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,580,952
105,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(b)	127,559
1,545,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(b)	1,874,529
85,000	Royal Bank of Scotland Group PLC, (fixed rate to 12/31/2017, variable rate thereafter), 4.015%(b)	84,362

		6,780,793

	Brokerage – 0.3%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	359,187
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,836,521

		2,195,708

	Building Materials – 0.7%
1,515,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	1,538,619
178,000	Masco Corp., 6.500%, 8/15/2032	217,297
3,245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	3,439,700

		5,195,616

	Cable Satellite – 1.6%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	127,813
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	61,200
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	72,122
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,275,913
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	309,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$3,215,000	CSC Holdings LLC, 5.250%, 6/01/2024	$3,166,775
1,390,000	DISH DBS Corp., 5.000%, 3/15/2023	1,313,550
2,686,000	DISH DBS Corp., 5.875%, 11/15/2024	2,615,492
1,720,000	DISH DBS Corp., 7.750%, 7/01/2026	1,808,150
170,000	Time Warner Cable LLC, 4.500%, 9/15/2042	159,497

		11,909,512

	Chemicals – 2.8%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	1,058,313
1,060,000	GCP Applied Technologies, Inc., 9.500%, 2/01/2023, 144A	1,176,600
4,738,000	Hercules LLC, 6.500%, 6/30/2029(c)(d)	4,785,380
2,564,000	Hexion, Inc., 7.875%, 2/15/2023(c)(e)(f)	1,307,640
2,641,000	Hexion, Inc., 9.200%, 3/15/2021(c)(e)(f)	1,426,140
3,190,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,380,537
4,680,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.500%, 4/15/2023, 144A	5,288,400
2,971,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,971,000

		20,394,010

	Construction Machinery – 0.8%
330,000	United Rentals North America, Inc., 4.875%, 1/15/2028	331,650
1,370,000	United Rentals North America, Inc., 5.500%, 7/15/2025	1,452,200
2,320,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,441,800
1,140,000	United Rentals North America, Inc., 5.875%, 9/15/2026	1,219,800

		5,445,450

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	136,320
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	2,058,915

		2,195,235

	Electric – 1.4%
455,000	AES Corp. (The), 4.875%, 5/15/2023	463,531

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Electric – continued
$200,000		AES Corp. (The), 5.500%, 4/15/2025	$210,062
340,000		Dynegy, Inc., 5.875%, 6/01/2023	344,250
210,000		Dynegy, Inc., 7.625%, 11/01/2024	225,225
4,415,000		Dynegy, Inc., 8.125%, 1/30/2026, 144A	4,823,388
1,100,000		EDP Finance BV, 4.900%, 10/01/2019, 144A	1,145,022
2,430,000		NRG Energy, Inc., 7.250%, 5/15/2026	2,645,638

			9,857,116

		Finance Companies – 2.3%
1,000,000		AGFC Capital Trust I, 3-month LIBOR + 1.750%, 3.109%, 1/15/2067, 144A(a)	530,000
240,000		International Lease Finance Corp., 4.625%, 4/15/2021	252,651
60,000		International Lease Finance Corp., 6.250%, 5/15/2019	62,874
300,000		International Lease Finance Corp., 8.250%, 12/15/2020	344,596
1,190,000		iStar, Inc., 5.000%, 7/01/2019	1,195,950
1,900,000		iStar, Inc., 6.500%, 7/01/2021	1,973,625
1,984,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	2,043,520
1,365,000		Navient Corp., MTN, 6.125%, 3/25/2024	1,382,062
325,000		Navient LLC, MTN, 7.250%, 1/25/2022	348,156
5,550,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(c)(d)	4,842,375
3,205,000		Springleaf Finance Corp., 5.250%, 12/15/2019	3,297,144
805,000		Springleaf Finance Corp., 8.250%, 10/01/2023	899,588

			17,172,541

		Food & Beverage – 0.2%
1,081,000		Wells Enterprises, Inc., 6.750%, 2/01/2020, 144A	1,101,269

		Government Owned - No Guarantee – 0.2%
900,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	804,276
75,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	363,277

			1,167,553

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – 6.5%
$250,000	CHS/Community Health Systems, Inc., 5.125%, 8/01/2021	$225,000
770,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	442,750
2,825,000	HCA, Inc., 5.875%, 5/01/2023	3,015,687
1,065,000	HCA, Inc., 7.050%, 12/01/2027	1,171,500
4,660,000	HCA, Inc., 7.500%, 11/06/2033	5,219,200
620,000	HCA, Inc., 7.690%, 6/15/2025	702,150
375,000	HCA, Inc., 8.360%, 4/15/2024	443,438
2,945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,372,025
3,875,000	HCA, Inc., MTN, 7.750%, 7/15/2036	4,378,750
2,475,000	Hologic, Inc., 5.250%, 7/15/2022, 144A	2,561,625
1,465,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	1,587,254
1,885,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	1,998,100
4,745,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	4,626,375
4,690,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	4,549,300
10,334,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	8,473,880
910,000	Tenet Healthcare Corp., 7.000%, 8/01/2025, 144A	855,400
1,395,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,419,413
2,554,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,601,887

		47,643,734

	Home Construction – 1.8%
2,820,000	Beazer Homes USA, Inc., 5.875%, 10/15/2027, 144A	2,834,100
15,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	15,600
2,205,000	Beazer Homes USA, Inc., 8.750%, 3/15/2022	2,430,792
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(c)(d)	814,130
3,060,000	Lennar Corp., 4.500%, 6/15/2019	3,128,850
400,000	PulteGroup, Inc., 6.000%, 2/15/2035	430,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$2,425,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	$2,515,938
1,000,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,067,500
		13,236,910
	Independent Energy – 11.5%
530,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	527,807
480,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	478,327
2,840,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	3,045,900
470,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	447,675
870,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	810,187
4,910,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	4,639,950
647,000	California Resources Corp., 5.500%, 9/15/2021	531,349
106,000	California Resources Corp., 6.000%, 11/15/2024	73,272
4,845,000	California Resources Corp., 8.000%, 12/15/2022, 144A	3,997,125
1,000,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	947,500
2,835,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	2,863,350
3,795,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	3,643,200
1,885,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,863,794
2,095,000	Continental Resources, Inc., 4.500%, 4/15/2023	2,136,900
2,345,000	Continental Resources, Inc., 5.000%, 9/15/2022	2,380,175
6,850,000	Eclipse Resources Corp., 8.875%, 7/15/2023	7,029,812
551,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	573,040
3,690,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	3,773,025
1,270,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	1,079,500
9,165,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	7,732,969
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(c)(e)(f)(g)	—
400,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(c)(e)(f)(g)	—

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$565,000	QEP Resources, Inc., 5.250%, 5/01/2023	$571,701
340,000	Range Resources Corp., 5.000%, 8/15/2022	338,300
5,620,000	Rex Energy Corp., 8.000%, 10/01/2020	2,051,300
538,000	RSP Permian, Inc., 6.625%, 10/01/2022	564,227
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023	1,301,300
1,270,000	SM Energy Co., 5.000%, 1/15/2024	1,224,756
545,000	SM Energy Co., 5.625%, 6/01/2025	528,650
572,000	SM Energy Co., 6.125%, 11/15/2022	582,725
145,000	SM Energy Co., 6.500%, 11/15/2021	146,812
1,000,000	SM Energy Co., 6.500%, 1/01/2023	1,020,000
2,495,000	Southwestern Energy Co., 4.100%, 3/15/2022	2,457,575
6,345,000	Southwestern Energy Co., 6.700%, 1/23/2025	6,590,869
5,425,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	5,262,250
4,526,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	4,641,413
4,395,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	4,510,369
2,265,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	2,326,246
1,829,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	1,865,580
		84,558,930
	Life Insurance – 0.4%
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,558,925
280,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	413,000
		2,971,925
	Media Entertainment – 0.3%
1,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	715,000
1,890,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	1,356,075
345,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	367,425
		2,438,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – 5.0%
$4,146,853	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(c)(e)(f)(g)(h)	$1,659
500,000	AK Steel Corp., 7.625%, 10/01/2021	518,750
2,520,000	Allegheny Technologies, Inc., 7.875%, 8/15/2023	2,723,162
3,000,000	ArcelorMittal, 5.750%, 8/05/2020	3,165,000
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	2,167,452
4,530,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	4,748,799
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	217,000
12,000,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	11,985,000
3,960,000	Hecla Mining Co., 6.875%, 5/01/2021	4,059,000
1,860,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	1,990,200
463,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	472,839
4,000,000	United States Steel Corp., 6.650%, 6/01/2037	3,920,000
750,000	United States Steel Corp., 7.375%, 4/01/2020	813,750
		36,782,611
	Midstream – 1.9%
800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	834,000
5,415,000	Energy Transfer LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	5,772,233
2,545,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	2,070,217
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	195,000
50,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	51,000
3,465,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	3,577,612
870,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(b)	877,204
764,273	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	819,737
		14,197,003
	Non-Agency Commercial Mortgage-Backed Securities – 0.0%
59,471	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.814%, 8/10/2045(i)	60,551

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – 1.8%
$2,035,000	Noble Holding International Ltd., 7.750%, 1/15/2024	$1,750,100
6,050,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	4,959,185
5,107,500	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	5,356,491
1,325,000	Transocean, Inc., 6.800%, 3/15/2038	1,063,312
		13,129,088
	Packaging – 0.3%
335,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.000%, 6/30/2021, 144A	343,794
1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,994,700
		2,338,494
	Property & Casualty Insurance – 0.1%
1,920,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.619%, 1/15/2033, 144A(a)(j)	864,000
	Railroads – 0.1%
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)(d)	304,263
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)(d)	29,682
		333,945
	REITs - Health Care – 0.3%
1,815,000	MPT Operating Partnership LP/MPT Finance Corp., 5.000%, 10/15/2027	1,849,031
	Retailers – 1.9%
1,271,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,487,070
500,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	515,000
1,925,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	1,756,562
399,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	399,499
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	98,175
420,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	428,400
3,005,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	300,500
4,555,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A	4,700,942
4,499,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	4,161,575
		13,847,723

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supermarkets – 3.3%
$120,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	$108,240
180,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	170,550
6,415,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,645,200
2,865,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,591,908
10,075,000	New Albertson’s, Inc., 8.000%, 5/01/2031	9,035,058
5,625,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,259,375
1,150,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	908,500
155,000	Safeway, Inc., 7.250%, 2/01/2031	129,425
525,000	SUPERVALU, Inc., 7.750%, 11/15/2022	515,813
		24,364,069
	Technology – 0.8%
874,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	905,682
3,420,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,529,440
263,000	Micron Technology, Inc., 5.500%, 2/01/2025	275,164
1,151,000	Microsemi Corp., 9.125%, 4/15/2023, 144A	1,294,875
		6,005,161
	Transportation Services – 0.4%
3,285,000	APL Ltd., 8.000%, 1/15/2024(c)(d)	3,211,087
	Treasuries – 8.8%
350,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(k)	405,236
270,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(k)	281,983
170,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(k)	175,965
40,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(k)	40,384
490,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(k)	497,717
635,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(k)	647,599
60,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(k)	61,627
1,540,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(k)	1,589,075

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
24,750,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	$211,142
50,205,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	408,062
110,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	559,748
310,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,558,395
1,595,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	8,242,976
75,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	403,964
490,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	2,808,993
15,955,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	11,731,923
1,575,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	210,029
2,260,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	290,574
4,170,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,349,131
20,850,000		U.S. Treasury Note, 0.750%, 1/31/2018	20,842,057
12,000,000		U.S. Treasury Note, 1.000%, 11/30/2018	11,914,688
			64,231,268
		Wireless – 1.4%
29,970,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,407,679
7,280,000		Sprint Capital Corp., 6.875%, 11/15/2028	7,325,500
215,000		Sprint Capital Corp., 8.750%, 3/15/2032	244,025
605,000		Sprint Communications, Inc., 6.000%, 11/15/2022	605,000
760,000		Sprint Corp., 7.125%, 6/15/2024	773,300
			10,355,504
		Wirelines – 7.3%
11,550,000		CB Escrow Corp., 8.000%, 10/15/2025, 144A	11,723,250
205,000		CenturyLink, Inc., 5.625%, 4/01/2025	186,550
1,495,000		CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,285,700
1,555,000		CenturyLink, Inc., Series U, 7.650%, 3/15/2042	1,370,344
385,000		Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	383,075

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$2,460,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	$2,441,550
3,705,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	3,334,500
1,945,000	Frontier Communications Corp., 6.875%, 1/15/2025	1,259,388
465,000	Frontier Communications Corp., 7.000%, 11/01/2025	253,425
1,740,000	Frontier Communications Corp., 7.125%, 1/15/2023	1,157,100
4,851,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,044,002
902,000	Frontier Communications Corp., 8.750%, 4/15/2022	649,160
860,000	Frontier Communications Corp., 9.000%, 8/15/2031	574,050
940,000	Frontier Communications Corp., 11.000%, 9/15/2025	690,900
1,160,000	Level 3 Parent LLC, 5.750%, 12/01/2022	1,164,698
200,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A(g)	85,000
510,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(g)	250,124
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(g)	1,033,070
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	688,000
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,394,196
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	4,692,160
645,000	Qwest Corp., 7.250%, 9/15/2025	692,325
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,347,564
2,213,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,484,093
1,550,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,801,875
2,595,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.250%, 10/15/2023	2,494,444
4,795,000	Windstream Services LLC/Windstream Finance Corp., 7.500%, 4/01/2023	3,188,675
3,840,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	3,244,800
1,273,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	889,483
		53,803,501
	Total Non-Convertible Bonds (Identified Cost $500,463,223)	509,486,723

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – 7.5%

	Aerospace & Defense – 0.3%
$1,895,000	RTI International Metals, Inc., 1.625%, 10/15/2019	$2,162,669
	Building Materials – 0.1%
770,000	KB Home, 1.375%, 2/01/2019	942,288
	Cable Satellite – 2.1%
3,770,000	DISH Network Corp., 2.375%, 3/15/2024, 144A	3,621,556
10,465,000	DISH Network Corp., 3.375%, 8/15/2026	11,387,228
		15,008,784
	Diversified Manufacturing – 0.5%
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	3,644,678
	Finance Companies – 0.1%
390,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	479,700
	Healthcare – 0.4%
1,560,000	Evolent Health, Inc., 2.000%, 12/01/2021	1,462,500
1,080,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(k)	1,488,375
		2,950,875
	Leisure – 0.4%
3,000,000	Rovi Corp., 0.500%, 3/01/2020	2,847,480
	Midstream – 0.6%
3,915,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	3,565,097
1,095,000	SM Energy Co., 1.500%, 7/01/2021	1,071,047
		4,636,144
	Pharmaceuticals – 0.5%
225,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	224,156
310,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	367,156
2,310,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	2,148,300
750,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	596,250
		3,335,862

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Property & Casualty Insurance – 0.8%
$4,301,000	Old Republic International Corp., 3.750%, 3/15/2018	$5,962,261
	Technology – 1.7%
235,000	Finisar Corp., 0.500%, 12/15/2036	218,550
41,020	Liberty Interactive LLC, 3.500%, 1/15/2031	42,094
9,990,000	Nuance Communications, Inc., 1.000%, 12/15/2035	9,557,133
990,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	1,011,038
1,009,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,039,270
830,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	852,825
		12,720,910
	Total Convertible Bonds (Identified Cost $49,540,432)	54,691,651
Municipals – 0.2%
	District of Columbia – 0.1%
540,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	775,597
	Puerto Rico – 0.1%
4,260,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035 (g)	1,011,750
	Total Municipals (Identified Cost $4,124,299)	1,787,347
	Total Bonds and Notes (Identified Cost $554,127,954)	565,965,721
Loan Participations – 0.1%
	ABS Other – 0.1%
487,218	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039 (e)(i) (Identified Cost $490,872)	484,781
Senior Loans – 0.4%
	Chemicals – 0.2%
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.069%, 12/20/2020(a)	1,610,000
	Financial Other – 0.1%
719,650	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 6.729%, 3/04/2022(a)	719,650

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Oil Field Services – 0.0%
$154,768	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 4.193%, 3/19/2021(a)	$128,973
	Retailers – 0.0%
291,962	Toys “R” Us Property Co. I LLC, New Term Loan B, 1-month LIBOR + 5.000%, 6.569%, 8/21/2019(a)	263,808
	Technology – 0.0%
128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 10.085%, 4/01/2022(a)	123,424
	Transportation Services – 0.0%
139,839	OSG Bulk Ships, Inc., OBS Term Loan, 3-month LIBOR + 4.250%, 5.650%, 8/05/2019(a)	134,595
	Utility Other – 0.1%
325,000	PowerTeam Services LLC, 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 8.943%, 11/06/2020(a)	325,000
	Total Senior Loans (Identified Cost $3,329,920)	3,305,450

Shares
Common Stocks – 7.0%
	Automobiles – 1.5%
876,900	Ford Motor Co.	10,952,481
	Electronic Equipment, Instruments & Components – 4.9%
1,119,766	Corning, Inc.	35,821,314
	Media – 0.0%
2,154	Dex Media, Inc.(e)(f)(j)(l)	15,724
	Oil, Gas & Consumable Fuels – 0.1%
2,846	Chesapeake Energy Corp.(j)	11,270
588	Frontera Energy Corp.(j)	18,524
11,182	Paragon Offshore Ltd.(e)(f)(j)(l)	204,072
11,182	Paragon Offshore Ltd., Litigation Units Class A(e)(f)(j)(l)	11,182
16,773	Paragon Offshore Ltd., Litigation Units Class B(e)(f)(j)(l)	382,978
		628,026
	Pharmaceuticals – 0.5%
64,900	Bristol-Myers Squibb Co.	3,977,072
	Total Common Stocks (Identified Cost $29,388,179)	51,394,617
Preferred Stocks – 1.6%

Convertible Preferred Stocks – 1.4%

	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	180,778

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Communications – 0.0%
1,120	Cincinnati Bell, Inc., 6.750%	$57,120
	Energy – 0.7%
113,685	El Paso Energy Capital Trust I, 4.750%	5,404,585
	Midstream – 0.4%
12,537	Chesapeake Energy Corp., 5.000%	713,826
160	Chesapeake Energy Corp., Series A, 5.750%, 144A	89,500
3,000	Chesapeake Energy Corp., 5.750%, 144A	1,723,125
30	Chesapeake Energy Corp., 5.750%	17,231
		2,543,682
	REITs - Mortgage – 0.3%
46,582	iStar, Inc., Series J, 4.500%	2,241,992
	Total Convertible Preferred Stocks (Identified Cost $10,989,483)	10,428,157
Non-Convertible Preferred Stocks – 0.2%

	Banking – 0.1%
18,000	Bank of America Corp., 6.375%	467,820
	Finance Companies – 0.0%
2,575	iStar, Inc., Series G, 7.650%	65,714
	Home Construction – 0.1%
96,887	Hovnanian Enterprises, Inc., 7.625%(j)	746,999
	REITs - Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	255,707
	Total Non-Convertible Preferred Stocks (Identified Cost $1,172,979)	1,536,240
	Total Preferred Stocks (Identified Cost $12,162,462)	11,964,397
Warrants – 0.0%
34,303	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(e)(f)(j) (Identified Cost $0)	—

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 12.9%
$16,625,000	Federal Home Loan Bank Discount Notes, 1.060%, 1/19/2018(m)	$16,614,875
4,500,000	Federal Home Loan Bank Discount Notes, 1.140%, 3/06/2018(m)	4,489,367
4,500,000	Federal Home Loan Bank Discount Notes, 1.140%, 3/05/2018(m)	4,489,538
19,520,705	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $19,521,877 on 1/02/2018 collateralized by $19,805,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $19,913,710 including accrued interest, 0.540%, 1/02/2018(n)	19,520,705
20,000,000	U.S. Treasury Bills, 1.066%, 2/01/2018(m)	19,978,910
10,000,000	U.S. Treasury Bills, 1.326%-1.331%, 3/22/2018(m)(o)	9,970,265
6,500,000	U.S. Treasury Bills, 1.076%, 1/25/2018(m)	6,494,892
12,685,000	U.S. Treasury Cash Management Bills, 1.025%, 1/02/2018(m)	12,685,000
	Total Short-Term Investments (Identified Cost $94,250,894)	94,243,552
	Total Investments – 99.2% (Identified Cost $693,750,281)	727,358,518
	Other assets less liabilities – 0.8%	5,836,628
	Net Assets – 100.0%	$733,195,146

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2017, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$13,986,917	1.9%	$3,349,395	0.5%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(b)	Perpetual bond with no specified maturity date.
(c)	Illiquid security.

(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2017, the value of these securities amounted to $13,986,917 or 1.9% of net assets.
(e)	Level 3 security. Value has been determined using significant unobservable inputs.
(f)	Fair valued by the Fund’s adviser. At December 31, 2017, the value of these securities amounted to $3,349,395 or 0.5% of net assets.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(i)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2017 is disclosed.
(j)	Non-income producing security.
(k)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(l)	Securities subject to restriction on resale. At December 31, 2017, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$10,493	$15,724	Less than 0.1%
Paragon Offshore Ltd.	July 18, 2017	2,137,129	204,072	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class A	July 18, 2017	85,478	11,182	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class B	July 18, 2017	1,709,463	382,978	Less than 0.1%

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(o)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the value of Rule 144A holdings amounted to $151,688,416 or 20.7% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Chemicals	$—	$17,660,230	$2,733,780	(a)	$20,394,010
Independent Energy	—	84,558,930	—	(b)	84,558,930
Metals & Mining	—	36,780,952	1,659	(a)	36,782,611
All Other Non-Convertible Bonds*	—	367,751,172	—		367,751,172

Total Non-Convertible Bonds	—	506,751,284	2,735,439		509,486,723

Convertible Bonds*	—	54,691,651	—		54,691,651
Municipals*	—	1,787,347	—		1,787,347

Total Bonds and Notes	—	563,230,282	2,735,439		565,965,721

Loan Participations*	—	—	484,781	(c)	484,781
Senior Loans*	—	3,305,450	—		3,305,450
Common Stocks
Common Stocks
Media	—	—	15,724	(d)	15,724
Oil, Gas & Consumable Fuels	29,794	—	598,232	(d)	628,026
All Other Common Stocks*	50,750,867	—	—		50,750,867

Total Common Stocks	50,780,661	—	613,956		51,394,617

Preferred Stocks
Convertible Preferred Stocks
Midstream	—	2,543,682	—		2,543,682
REITs - Mortgage	—	2,241,992	—		2,241,992
All Other Convertible Preferred Stocks*	5,642,483	—	—		5,642,483

Total Convertible Preferred Stocks	5,642,483	4,785,674	—		10,428,157

Non-Convertible Preferred Stocks
REITs - Warehouse/Industrials	—	255,707	—		255,707
All Other Non-Convertible Preferred Stocks*	1,280,533	—	—		1,280,533

Total Non-Convertible Preferred Stocks	1,280,533	255,707	—		1,536,240

Total Preferred Stocks	6,923,016	5,041,381	—		11,964,397

Warrants	—	—	—	(b)	—
Short-Term Investments	—	94,243,552	—		94,243,552

Total	$57,703,677	$665,820,665	$3,834,176		$727,358,518

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Includes securities fair valued at zero using Level 3 inputs.
(c)	Valued using broker-dealer bid prices.
(d)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or December 31, 2017:

Investments in Securities	Balance as of September 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2017
Bonds and Notes
Non-Convertible Bonds
Chemicals	$2,733,780		$31,412	$—	$(31,412)	$—	$—	$—	$—	$2,733,780		$(31,412)
Independent Energy	—	(a)	24,810	—	(24,810)	—	—	—	—	—	(a)	(24,810)
Metals & Mining	1,659		8,320	—	(8,320)	—	—	—	—	1,659		(8,320)
Retailers	4,730,375		—	—	—	—	—	—	(4,730,375)	—		—
Loan Participations
ABS Other	538,700		—	(366)	(4,751)	—	(48,802)	—	—	484,781		(4,873)
Common Stocks
Media	12,493		—	—	3,231	—	—	—	—	15,724		3,231
Oil, Gas & Consumable Fuels	507,657		—	—	90,575	—	—	—	—	598,232		90,575
Warrants	—	(a)	—	—	—	—	—	—	—	—	(a)	—

Total	$8,524,664		$64,542	$(366)	$24,513	$—	$(48,802)	$—	$(4,730,375)	$3,834,176		$24,391

(a)	Fair valued at zero.

A debt security valued at $4,730,375 was transferred from Level 3 to Level 2 during the period ended December 31, 2017. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2017 (Unaudited)

Independent Energy	11.5%
Treasuries	8.8
Wirelines	7.3
Healthcare	6.9
Metals & Mining	5.0
Electronic Equipment, Instruments & Components	4.9
Cable Satellite	3.7
Supermarkets	3.3
Chemicals	3.0
Midstream	2.9
Technology	2.5
Finance Companies	2.4
Other Investments, less than 2% each	24.1
Short-Term Investments	12.9

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 99.3% of Net Assets

	ABS Car Loan – 11.3%
$375,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/08/2021	$376,950
152,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.890%, 1/10/2022	153,061
72,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	72,426
160,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.240%, 4/08/2022	159,036
555,000	Americredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/08/2021	549,349
110,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.300%, 2/18/2022	109,804
300,000	AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.400%, 5/18/2022	299,640
170,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B, 2.240%, 6/19/2023	168,544
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	210,300
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	362,236
365,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	367,711
285,000	Bank of the West Auto Trust, Series 2017-1, Class A3, 2.110%, 1/15/2023, 144A	283,481
520,000	California Republic Auto Recievables Trust, Series 2017-1, Class A4, 2.280%, 6/15/2022	518,174
61,849	Capital Auto Receivables Asset Trust, Series 2015-1, Class A3, 1.610%, 6/20/2019	61,834
175,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	174,526
19,399	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A	19,382
1,000,000	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.930%, 3/15/2022(a)	994,515
170,000	CarMax Auto Owner Trust, Series 2017-4, Class A3, 2.110%, 10/17/2022	169,165
325,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3, 1.640%, 7/15/2021, 144A	323,600
119,064	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	118,870
465,000	CPS Auto Receivables Trust, Series 2015-A, Class B, 2.790%, 2/16/2021, 144A	466,655
125,000	CPS Auto Receivables Trust, Series 2017-C, Class B, 2.300%, 7/15/2021, 144A	124,479
209,895	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A	210,200
800,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	802,658
275,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	273,821

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$126,486	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A	$126,897
362,000	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	364,752
470,000	Drive Auto Receivables Trust, Series 2016-CA, Class B, 2.370%, 11/16/2020, 144A	470,634
185,000	Drive Auto Receivables Trust, Series 2017-3, Class C, 2.800%, 7/15/2022	185,094
230,000	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	231,543
275,000	Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.610%, 8/16/2021, 144A	275,336
107,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	108,801
335,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	342,416
255,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A	262,391
440,000	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A	439,567
90,000	DT Auto Owner Trust, Series 2017-1A, Class C, 2.700%, 11/15/2022, 144A	89,768
350,000	DT Auto Owner Trust, Series 2017-3A, Class B, 2.400%, 5/17/2021, 144A	348,949
300,000	Exeter Automobile Receivables Trust, Series 2017-2A, Class B, 2.820%, 5/16/2022, 144A	299,179
260,000	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A	259,062
315,000	First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.270%, 7/15/2022, 144A	314,124
290,000	Flagship Credit Auto Trust, Series 2015-2B, 3.080%, 12/15/2021, 144A	291,992
195,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	198,891
135,000	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A	135,023
160,000	Flagship Credit Auto Trust, Series 2016-4, Class B, 2.410%, 10/15/2021, 144A	159,437
230,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	230,339
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A	694,817
115,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	115,234
590,000	GM Financial Automobile Leasing Trust, Series 2016-2, Class A3, 1.620%, 9/20/2019	589,176
275,000	GM Financial Consumer Automobile, Series 2017-1A, Class A3, 1.780%, 10/18/2021, 144A	273,354
500,000	GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A3, 1.970%, 5/16/2022, 144A	497,018
490,000	Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A4, 1.650%, 7/15/2020, 144A	487,538
900,000	Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.970%, 7/15/2020, 144A(a)	897,503

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$120,000	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.190%, 9/15/2021, 144A	$119,601
510,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	508,756
150,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	149,543
17,435	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A	17,432
505,000	Prestige Auto Receivables Trust, Series 2016-2A, Class A3, 1.760%, 1/15/2021, 144A	502,484
188,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	188,599
500,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class B, 1.890%, 6/15/2021	498,933
165,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.100%, 6/15/2021	164,538
265,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.210%, 10/15/2021	264,852
800,000	Westlake Automobile Receivables Trust, Series 2016-3A, Class B, 2.070%, 12/15/2021, 144A	797,500
295,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class B, 2.300%, 10/17/2022, 144A	294,717
71,567	World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.140%, 1/15/2020	71,434
1,330,000	World Omni Auto Receivables Trust, Series 2017-A, Class A3, 1.930%, 9/15/2022(a)	1,321,671
110,000	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.950%, 2/15/2023	109,046
		21,068,358
	ABS Credit Card – 3.4%
605,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/2022	602,213
630,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022	627,182
415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022	416,874
745,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023(a)	740,408
805,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023(a)	799,912
1,085,000	Chase Issuance Trust, Series 2016-A4, Class A4, 1.490%, 7/15/2022(a)	1,066,319
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	264,669
470,000	Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.580%, 9/15/2022	465,030
555,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	550,159
730,000	World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/2024(a)	726,965
		6,259,731

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Home Equity – 1.1%
$398,492	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	$408,995
259,690	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	260,336
203,480	Colony American Homes, Series 2014-1A, Class A, 1-month LIBOR + 1.150%, 2.627%, 5/17/2031, 144A(b)	204,032
199,539	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	199,096
18,281	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.996%, 7/25/2021(c)	17,801
11,537	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	11,642
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 3.402%, 10/25/2027(b)	512,264
163,259	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(c)	162,257
148,015	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(c)	147,731
64,748	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 3.473%, 5/01/2035(c)	66,348
		1,990,502
	ABS Other – 2.1%
270,000	John Deere Owner Trust, Series 2017-B, Class A3, 1.820%, 10/15/2021	267,985
520,000	Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.920%, 12/20/2029, 144A	518,948
406,154	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	406,788
2,778	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	2,779
385,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	386,968
350,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	355,628
337,333	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	338,416
202,050	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	209,245
151,361	Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	151,541
169,583	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	169,413
76,988	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	76,319
172,917	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	170,541
795,000	Verizon Owner Trust, Series 2017-1A, Class A, 2.060%, 9/20/2021, 144A(a)	793,005
		3,847,576

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Student Loan – 0.9%
$181,813	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	$180,880
288,036	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3-month LIBOR + 0.800%, 2.167%, 7/25/2025(b)	288,600
88,298	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	88,320
339,297	SoFi Professional Loan Program LLC, Series 2015-C, Class A2, 2.510%, 8/25/2033, 144A	337,935
295,000	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	294,799
180,000	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	179,116
251,904	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 2.367%, 7/25/2025(b)	253,370
		1,623,020
	Aerospace & Defense – 0.2%
450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	446,980
	Agency Commercial Mortgage-Backed Securities – 1.6%
648,018	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(c)	677,412
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(c)	529,735
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	702,564
1,014,484	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019(a)	1,008,916
160,182	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	159,468
		3,078,095
	Airlines – 0.4%
105,000	Air Canada Pass Through Trust, Series 2017-1 Class A, 3.550%, 7/15/2031, 144A	105,022
52,671	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	57,024
635,000	Southwest Airlines Co., 3.450%, 11/16/2027	631,751
		793,797
	Automotive – 4.0%
500,000	American Honda Finance Corp., MTN, 1.200%, 7/12/2019	493,084
425,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020	422,823
45,000	Aptiv PLC, 3.150%, 11/19/2020	45,695
585,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	570,765
740,000	Daimler Finance North America LLC, 2.200%, 5/05/2020, 144A	735,798

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Automotive – continued
$220,000	Daimler Finance North America LLC, 2.450%, 5/18/2020, 144A	$219,834
890,000	Ford Motor Credit Co. LLC, 2.343%, 11/02/2020	881,554
360,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	358,844
670,000	Ford Motor Credit Co. LLC, 2.979%, 8/03/2022	667,635
625,000	General Motors Financial Co., Inc., 3.500%, 11/07/2024	623,723
730,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	724,794
930,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A	922,896
150,000	PACCAR Financial Corp., MTN, 1.200%, 8/12/2019	147,741
660,000	Toyota Motor Credit Corp., 2.150%, 9/08/2022	649,480

		7,464,666

	Banking – 17.5%
530,000	ABN AMRO Bank NV, 1.800%, 9/20/2019, 144A	525,135
890,000	American Express Co., 2.200%, 10/30/2020	882,698
915,000	ANZ New Zealand (Int’l) Ltd., 2.200%, 7/17/2020, 144A	909,762
475,000	Australlia & New Zealand Banking Group Ltd., MTN, 2.625%, 11/09/2022	471,898
116,000	Bank of America Corp., MTN, 6.875%, 4/25/2018	117,772
545,000	Bank of Montreal, MTN, 2.100%, 12/12/2019	543,490
1,080,000	Bank of New York Mellon Corp. (The), MTN, (fixed rate to 5/16/2022, variable rate thereafter), 2.661%, 5/16/2023	1,079,422
740,000	Bank of Nova Scotia, 2.150%, 7/14/2020	736,338
450,000	Banque Federative du Credit Mutuel S.A., 2.200%, 7/20/2020, 144A	447,113
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	457,143
625,000	BB&T Corp., MTN, 2.150%, 2/01/2021	619,088
625,000	BNP Paribas S.A., 3.500%, 11/16/2027, 144A	622,098
490,000	BNZ International Funding Ltd., 2.400%, 2/21/2020, 144A	489,450
910,000	Capital One Financial Corp., 3.300%, 10/30/2024	905,224
435,000	Citigroup, Inc., 2.750%, 4/25/2022	434,120
215,000	Citigroup, Inc., 2.900%, 12/08/2021	216,415

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$625,000	Citizens Bank NA, 2.250%, 3/02/2020	$622,024
430,000	Citizens Bank NA, Series BKNT, 2.500%, 3/14/2019	431,075
250,000	Comerica Bank, 2.500%, 6/02/2020	249,670
970,000	Commonwealth Bank of Australia, 1.750%, 11/07/2019, 144A	960,104
615,000	Commonwealth Bank of Australia, 3.150%, 9/19/2027, 144A	606,345
595,000	Credit Agricole S.A., 3.250%, 10/04/2024, 144A	590,997
735,000	Danske Bank AS, 2.200%, 3/02/2020, 144A	731,966
1,060,000	Deutsche Bank AG, 2.700%, 7/13/2020	1,054,809
495,000	Deutshe Bank AG, 3.300%, 11/16/2022	492,477
780,000	Fifth Third Bank, Series BKNT, 1.625%, 9/27/2019	770,995
1,105,000	Goldman Sachs Group, Inc., (fixed rate to 10/31/2021, variable rate thereafter), 2.876%, 10/31/2022	1,101,833
185,000	HSBC USA, Inc., 2.375%, 11/13/2019	185,215
1,035,000	JPMorgan Chase & Co., 3-month LIBOR + 0.550%, 2.086%, 3/09/2021(b)	1,037,598
585,000	JPMorgan Chase Bank NA, 1.650%, 9/23/2019	580,059
555,000	Key Bank NA, Series BKNT, 1.600%, 8/22/2019	548,936
910,000	KeyBank N.A., 2.400%, 6/09/2022	897,961
460,000	Mizuho Bank Ltd., 1.800%, 3/26/2018, 144A	459,880
855,000	Morgan Stanley, Series 3NC2, 3-month LIBOR + 0.800%, 2.213%, 2/14/2020(b)	858,408
295,000	National Bank of Canada, 2.100%, 12/14/2018	294,739
885,000	National Bank of Canada, 2.200%, 11/02/2020	877,761
540,000	Nordea Bank AB, 1.625%, 9/30/2019, 144A	533,930
845,000	Nordea Bank AB, 2.125%, 5/29/2020, 144A	839,524
315,000	Northern Trust Corp., (fixed rate to 5/8/2027, variable rate thereafter), 3.375%, 5/08/2032	313,832
305,000	PNC Bank NA, Series BKNT, 3.100%, 10/25/2027	304,547
890,000	Royal Bank of Canada, 2.150%, 10/26/2020	884,253
425,000	Santander Holdings USA, Inc., 3.700%, 3/28/2022, 144A	430,114
890,000	Santander UK PLC, 2.125%, 11/03/2020	882,842

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$605,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	$605,175
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	233,657
525,000	Svenska Handelsbanken AB, Series BKNT, 1.500%, 9/06/2019	518,779
630,000	Synchrony Financial, 3.950%, 12/01/2027	627,350
840,000	U.S. Bank NA, 2.000%, 1/24/2020	836,454
920,000	UBS AG, 2.200%, 6/08/2020, 144A	914,314
455,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	462,960
855,000	Wells Fargo & Co., MTN, 2.625%, 7/22/2022	850,401
630,000	Westpac Banking Corp., 2.750%, 1/11/2023	628,716

		32,676,866

	Brokerage – 0.6%
335,000	Cboe Global Markets, Inc., 1.950%, 6/28/2019	332,882
635,000	Charles Schwab Corp., 3.200%, 1/25/2028	635,998
122,000	E*TRADE Financial Corp., 2.950%, 8/24/2022	120,970

		1,089,850

	Building Materials – 0.4%
107,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	107,965
600,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 2.096%, 5/22/2020(b)	603,192
40,000	Masco Corp., 3.500%, 4/01/2021	40,626
4,000	Masco Corp., 7.125%, 3/15/2020	4,362

		756,145

	Cable Satellite – 0.5%
300,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	318,956
645,000	Cox Communications, Inc., 3.150%, 8/15/2024, 144A	635,250

		954,206

	Chemicals – 0.2%
9,000	Eastman Chemical Co., 4.500%, 1/15/2021	9,429
385,000	EI du Pont de Nemours & Co., 2.200%, 5/01/2020	384,661

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Chemicals – continued
$45,000	Methanex Corp., 3.250%, 12/15/2019	$45,201

		439,291

	Collateralized Mortgage Obligations – 1.5%
204,677	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 1.733%, 7/20/2064(b)	204,747
140,274	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 1.743%, 7/20/2064(b)	140,340
301,534	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	300,128
530,226	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	515,460
557,983	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.163%, 2/20/2066(b)	565,634
1,165,023	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 1.843%, 4/20/2066(a)(b)	1,167,118

		2,893,427

	Construction Machinery – 0.8%
905,000	Caterpillar Financial Services Corp., MTN, 2.550%, 11/29/2022	902,105
174,000	John Deere Capital Corp., 2.450%, 9/11/2020	174,864
350,000	John Deere Capital Corp., MTN, 1.950%, 6/22/2020	347,517

		1,424,486

	Consumer Cyclical Services – 0.9%
225,000	Alibaba Group Holding Ltd., 2.500%, 11/28/2019	225,656
885,000	Expedia, Inc., 3.800%, 2/15/2028, 144A	855,181
620,000	Western Union Co. (The), 3.600%, 3/15/2022	627,657

		1,708,494

	Consumer Products – 0.1%
120,000	Church & Dwight Co., Inc., 2.450%, 8/01/2022	118,530
	Diversified Manufacturing – 0.0%
80,000	Snap-on, Inc., 4.250%, 1/15/2018	80,017
	Electric – 3.5%
350,000	American Electric Power Co., Inc., 3.200%, 11/13/2027	347,513
635,000	Avangrid, Inc., 3.150%, 12/01/2024	631,678
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	117,591
1,035,000	Consolidated Edison, Inc., Series A, 2.000%, 3/15/2020	1,029,358

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Electric – continued
$455,000	Entergy Texas, Inc., 3.450%, 12/01/2027	$461,077
451,000	Exelon Corp., 2.450%, 4/15/2021	448,955
179,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	180,821
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	121,725
395,000	Fortis, Inc., 2.100%, 10/04/2021	385,569
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	196,846
690,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019	681,231
280,000	NextEra Energy Capital Holdings, Inc., 1.649%, 9/01/2018	279,191
625,000	Pacific Gas & Electric Co., 3.300%, 12/01/2027, 144A	619,153
273,000	Southern Co. (The), 2.750%, 6/15/2020	274,729
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	713,289
		6,488,726
	Environmental – 0.2%
295,000	Republic Services, Inc., 3.375%, 11/15/2027	297,206
	Finance Companies – 1.0%
635,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 1/15/2025	629,440
630,000	Air Lease Corp., 3.625%, 12/01/2027	629,354
665,000	Ares Capital Corp., 3.500%, 2/10/2023	655,139
		1,913,933
	Financial Other – 0.6%
410,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 2.652%, 9/19/2022, 144A	402,586
245,000	ORIX Corp., 2.900%, 7/18/2022	244,143
445,000	ORIX Corp., 3.250%, 12/04/2024	443,581
		1,090,310
	Food & Beverage – 2.7%
9,000	Anheuser-Busch Cos. LLC, 5.000%, 3/01/2019	9,282
885,000	General Mills, Inc., 2.600%, 10/12/2022	878,301
695,000	Kellogg Co., 3.400%, 11/15/2027	691,647

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Food & Beverage – continued
$950,000	Kraft Heinz Food Co., 3-month LIBOR + 0.570%, 1.980%, 2/10/2021(b)	$952,387
845,000	Molson Coors Brewing Co., 2.250%, 3/15/2020	840,739
140,000	Smithfield Foods, Inc., 3.350%, 2/01/2022, 144A	140,284
485,000	The JM Smucker Co. (The), 3.375%, 12/15/2027	485,645
1,070,000	Tyson Foods, Inc., 3-month LIBOR + 0.450%, 1.929%, 5/30/2019(b)	1,071,775
		5,070,060
	Government Owned - No Guarantee – 0.8%
445,000	Petroleos Mexicanos, 6.375%, 2/04/2021	483,715
155,000	Petroleos Mexicanos, 6.875%, 8/04/2026	175,731
780,000	Sinopec Group Overseas Development 2016 Ltd., 1.750%, 9/29/2019, 144A	768,105
		1,427,551
	Health Insurance – 0.2%
310,000	Humana, Inc., 2.500%, 12/15/2020	309,762
	Healthcare – 1.0%
750,000	Becton, Dickinson and Co., 2.133%, 6/06/2019	748,315
640,000	Cardinal Health, Inc., 1.948%, 6/14/2019	636,065
110,000	Express Scripts Holding Co., 3.000%, 7/15/2023	109,235
183,000	Life Technologies Corp., 6.000%, 3/01/2020	195,862
94,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	98,229
		1,787,706
	Hybrid ARMs – 0.1%
55,217	FHLMC, 1-year CMT + 2.248%, 3.371%, 1/01/2035(b)	58,252
150,665	FHLMC, 1-year CMT + 2.495%, 3.503%, 5/01/2036(b)	159,769
		218,021
	Independent Energy – 0.4%
240,000	Concho Resources, Inc., 3.750%, 10/01/2027	243,134
107,000	ConocoPhillips Co., 2.875%, 11/15/2021	108,244
179,000	Encana Corp., 6.500%, 5/15/2019	188,083

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Independent Energy – continued
$220,000	EQT Corp., 3.900%, 10/01/2027	$218,709
		758,170
	Integrated Energy – 1.3%
620,000	BP Capital Markets PLC, 3.279%, 9/19/2027	627,620
845,000	Cenovus Energy, Inc., 4.250%, 4/15/2027	842,965
1,030,000	Chevron Corp., 1.991%, 3/03/2020	1,021,220
		2,491,805
	Life Insurance – 1.6%
85,000	AIG Global Funding, 2.150%, 7/02/2020, 144A	84,247
535,000	Athene Global Funding, 2.750%, 4/20/2020, 144A	535,270
535,000	Athene Global Funding, 3.000%, 7/01/2022, 144A	529,529
330,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027, 144A	324,545
830,000	Jackson National Life Global Funding, 2.200%, 1/30/2020, 144A	827,038
344,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/2018, 144A	344,283
63,000	Unum Group, 5.625%, 9/15/2020	67,822
295,000	Voya Financial, Inc., 3.125%, 7/15/2024	292,346
		3,005,080
	Media Entertainment – 1.1%
95,000	Activision Blizzard, Inc., 2.300%, 9/15/2021	93,753
425,000	CBS Corp., 2.900%, 6/01/2023, 144A	417,844
230,000	Discovery Communications LLC, 3.950%, 3/20/2028	228,771
715,000	Moody’s Corp., 3-month LIBOR + 0.350%, 1.837%, 9/04/2018(b)	715,570
112,000	S&P Global, Inc, 3.300%, 8/14/2020	114,083
480,000	Walt Disney Co. (The), MTN, 1.950%, 3/04/2020	478,440
		2,048,461
	Metals & Mining – 0.0%
40,000	Barrick North America Finance LLC, 4.400%, 5/30/2021	42,340
31,000	Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	32,677
		75,017

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Midstream – 0.7%
$55,000	Buckeye Partners LP, 3.950%, 12/01/2026	$54,060
365,000	Buckeye Partners LP, 4.125%, 12/01/2027	360,925
155,000	Enbridge, Inc., 3.500%, 6/10/2024	156,734
255,000	Energy Transfer LP, 2.500%, 6/15/2018	255,380
60,000	Energy Transfer LP, 4.900%, 2/01/2024	63,450
255,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	264,465
160,000	Plains All American Pipeline LP/PAA Finance Corp., 3.850%, 10/15/2023	159,240
		1,314,254
	Mortgage Related – 3.9%
4,180	FHLMC, 3.000%, 10/01/2026	4,259
420	FHLMC, 6.500%, 1/01/2024	465
76	FHLMC, 8.000%, 7/01/2025	83
155	FNMA, 6.000%, 9/01/2021	157
425,923	GNMA, 4.288%, 2/20/2063(c)	439,145
234,292	GNMA, 4.298%, 2/20/2063(c)	242,602
296,442	GNMA, 4.412%, with various maturities in 2066(c)(d)	322,284
104,574	GNMA, 4.427%, 9/20/2066(c)	113,448
239,824	GNMA, 4.457%, with various maturities from 2062 to 2066(c)(d)	250,687
68,352	GNMA, 4.479%, 8/20/2066(c)	74,285
176,601	GNMA, 4.480%, 5/20/2062(c)	181,036
433,795	GNMA, 4.496%, 4/20/2063(c)	448,395
229,318	GNMA, 4.506%, 5/20/2062(c)	234,908
111,614	GNMA, 4.515%, 11/20/2066(c)	121,703
339,340	GNMA, 4.522%, with various maturities from 2063 to 2066(c)(d)	357,473
1,085,225	GNMA, 4.527%, 4/20/2067(a)(c)	1,192,330
184,117	GNMA, 4.534%, 9/20/2066(c)	201,478
204,813	GNMA, 4.559%, 3/20/2063(c)	212,200

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$101,812	GNMA, 4.563%, 10/20/2066(c)	$111,887
512,731	GNMA, 4.567%, 7/20/2067(a)(c)	560,793
324,843	GNMA, 4.591%, 11/20/2064(c)	334,008
234,114	GNMA, 4.593%, 2/20/2063(c)	241,690
851,900	GNMA, 4.595%, 1/20/2067(a)(c)	938,297
123,648	GNMA, 4.611%, 7/20/2062(c)	127,013
115,070	GNMA, 4.683%, 8/20/2061(c)	116,419
475,049	GNMA, 4.684%, 5/20/2064(c)	514,722
1,393	GNMA, 6.500%, 12/15/2023	1,545
173	GNMA, 8.500%, 9/15/2022	173
399	GNMA, 9.500%, 1/15/2019	403
		7,343,888
	Natural Gas – 0.5%
965,000	Sempra Energy, 1.625%, 10/07/2019	952,976
	Non-Agency Commercial Mortgage-Backed Securities – 7.4%
565,000	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050(a)	576,217
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	515,105
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	363,761
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049(a)	1,006,180
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(c)	273,777
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	530,496
84,913	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	85,627
218,780	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	220,248
205,578	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	212,739
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047	497,379
730,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class A, 1-month LIBOR + 0.850%, 2.282%, 2/13/2032, 144A(b)	730,676
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	293,765

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	$544,912
280,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	285,062
640,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	660,448
84,913	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	88,022
107,224	GP Portfolio Trust, Series 2014-GPP, Class A, 1-month LIBOR + 1.200%, 2.677%, 2/15/2027, 144A(b)	107,236
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(c)	333,873
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	350,255
201,925	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	206,525
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	182,374
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	360,349
120,665	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	124,479
459,170	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 1-month LIBOR + 1.700%, 3.177%, 7/15/2036, 144A(b)	460,889
249,557	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1, 2.086%, 3/15/2050	247,984
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.082%, 7/15/2046(c)	255,163
263,676	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	270,969
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	132,114
185,000	SCG Trust, Series 2013-SRP1, Class B, 1-month LIBOR + 2.500%, 3.977%, 11/15/2026, 144A(b)	179,896
505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	496,643
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046(a)	575,879
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	205,895
1,295,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060(a)	1,314,998
174,460	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class A, 1-month LIBOR + 1.122%, 2.599%, 11/15/2029, 144A(b)	174,460
178,764	WFRBS Commercial Mortgage Trust, Series 2004-C19, Class A3, 3.660%, 3/15/2047	183,363
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	345,711
348,589	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	360,525
		13,753,994

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Oil Field Services – 0.6%
$770,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022, 144A	$769,034
310,000	Schlumberger Finance Canada Ltd., 2.650%, 11/20/2022, 144A	308,572
		1,077,606
	Pharmaceuticals – 1.0%
22,000	Amgen, Inc., 2.200%, 5/22/2019	22,004
620,000	Amgen, Inc., 3.200%, 11/02/2027	619,232
425,000	Novartis Capital Corp. (The), 1.800%, 2/14/2020	421,885
775,000	Shire Acquisitions Investments Ireland DAC, 1.900%, 9/23/2019	767,984
		1,831,105
	Property & Casualty Insurance – 0.2%
435,000	American Financial Group, Inc., 3.500%, 8/15/2026	431,112
	Railroads – 0.3%
206,000	CSX Corp., 3.700%, 10/30/2020	212,800
27,000	CSX Corp., 6.150%, 5/01/2037	35,427
215,000	Union Pacific Corp., 3.646%, 2/15/2024	225,992
		474,219
	REITs - Apartments – 0.1%
200,000	AvalonBay Communities, Inc., MTN, 3.200%, 1/15/2028	199,234
	REITs - Health Care – 0.3%
31,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	31,532
465,000	Omega Healthcare Investors, Inc., 4.750%, 1/15/2028	460,938
		492,470
	REITs - Regional Malls – 0.2%
325,000	Simon Property Group LP, 3.375%, 12/01/2027	326,505
	REITs - Shopping Centers – 0.3%
480,000	Brixmor Operating Partnership LP, 3.650%, 6/15/2024	477,493
	REITs - Single Tenant – 0.4%
435,000	Realty Income Corp., 3.650%, 1/15/2028	438,208

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	REITs - Single Tenant – continued
$290,000	Select Income REIT, 4.250%, 5/15/2024	$287,637
		725,845
	Restaurants – 0.6%
1,030,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,032,119
	Retailers – 0.3%
635,000	AutoNation, Inc., 3.500%, 11/15/2024	628,084
	Technology – 2.9%
45,000	Apple, Inc., 2.250%, 2/23/2021	44,947
635,000	Citrix Systems, Inc., 4.500%, 12/01/2027	644,461
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022, 144A	447,249
610,000	Hewlett Packard Enterprise Co., 2.100%, 10/04/2019, 144A	605,825
120,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	126,688
246,000	HP, Inc., 4.300%, 6/01/2021	257,917
89,000	Jabil, Inc., 5.625%, 12/15/2020	94,999
22,000	Jabil, Inc., 8.250%, 3/15/2018	22,296
885,000	NetApp, Inc., 2.000%, 9/27/2019	878,143
455,000	Oracle Corp., 2.950%, 11/15/2024	458,261
215,000	Pitney Bowes, Inc., 4.125%, 5/15/2022	197,531
425,000	Pitney Bowes, Inc., 4.700%, 4/01/2023	389,933
655,000	Seagate HDD Cayman, 4.875%, 3/01/2024, 144A	658,643
630,000	Xerox Corp., 3.625%, 3/15/2023	614,576
		5,441,469
	Tobacco – 0.0%
5,000	Philip Morris International, Inc., 5.650%, 5/16/2018	5,071
	Transportation Services – 0.2%
430,000	TTX Co., 2.600%, 6/15/2020, 144A	428,127
	Treasuries – 16.0%
11,645,000	U.S. Treasury Bond, 2.250%, 8/15/2027	11,481,242

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$2,790,000	U.S. Treasury Note, 1.625%, 8/31/2022	$2,721,013
8,715,000	U.S. Treasury Note, 2.000%, 10/31/2022	8,639,084
7,035,000	U.S. Treasury Note, 2.000%, 11/30/2022	6,970,971
		29,812,310
	Wireless – 0.3%
635,000	American Tower Corp., 3.600%, 1/15/2028	631,267
	Wirelines – 1.1%
400,000	Deutsche Telekom International Finance BV, 1.500%, 9/19/2019, 144A	394,328
790,000	Orange S.A., 1.625%, 11/03/2019	780,159
870,000	Verizon Communications, Inc., 4.125%, 3/16/2027	907,160
		2,081,647
	Total Bonds and Notes (Identified Cost $185,910,408)	185,156,640
Short-Term Investments – 1.0%
1,810,498	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $1,810,607 on 1/02/2018 collateralized by $1,840,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $1,850,100 including accrued interest(e) (Identified Cost $1,810,498)	1,810,498
	Total Investments – 100.3% (Identified Cost $187,720,906)	186,967,138
	Other assets less liabilities – (0.3)%	(535,573)

	Net Assets – 100.0%	$186,431,565

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(b)	Variable rate security. Rate as of December 31, 2017 is disclosed.

(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2017 is disclosed.

(d)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the value of Rule 144A holdings amounted to $48,104,962 or 25.8% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/29/2018	80	$9,340,790	$9,293,125	$(47,665)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$185,156,640	$—	$185,156,640
Short-Term Investments	—	1,810,498	—	1,810,498

Total	$—	$186,967,138	$—	$186,967,138

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(47,665)	$—	$—	$(47,665)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2017, there were no transfers among Levels 1, 2, and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended December 31, 2017, the Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2017:

Liabilities	Unrealized depreciation on futures contracts
Exchange traded/cleared liability derivatives Interest rate contracts	$(47,665)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2017:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 67,500	$67,500

Industry Summary at December 31, 2017 (Unaudited)

Banking	17.5%
Treasuries	16.0
ABS Car Loan	11.3
Non-Agency Commercial Mortgage-Backed Securities	7.4
Automotive	4.0
Mortgage Related	3.9
Electric	3.5
ABS Credit Card	3.4
Technology	2.9
Food & Beverage	2.7
ABS Other	2.1
Other Investments, less than 2% each	24.6
Short-Term Investments	1.0

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 74.3% of Net Assets

Non-Convertible Bonds – 71.0%

	ABS Home Equity – 0.0%
$31,600	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.270%, 7/25/2035(a)	$29,473
	ABS Other – 2.9%
2,718,454	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)(c)(d)	2,687,191
8,264,982	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	8,559,286
529,289	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A(b)	535,454
274,593	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	270,017
		12,051,948
	Aerospace & Defense – 0.3%
480,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	518,400
410,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	609,269
		1,127,669
	Airlines – 1.6%
263,225	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	275,544
480,625	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	493,708
66,807	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	72,986
65,814	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	68,986
74,971	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	77,751
839,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	847,809
597,444	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	651,393
657,765	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	737,815
1,231,709	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	1,333,509
662,024	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	673,610
408,573	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	468,952
807,927	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	857,615
		6,559,678

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – 3.2%
$840,000	Cummins, Inc., 5.650%, 3/01/2098	$994,649
10,935,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	11,472,947
540,000	General Motors Co., 5.200%, 4/01/2045	570,585
		13,038,181
	Banking – 8.4%
2,875,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,939,113
800,000	Bank of America Corp., 5.490%, 3/15/2019	828,251
809,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023, 144A	811,077
1,586,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028, 144A	1,586,341
400,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	421,534
683,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	713,234
1,045,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	771,674
4,099,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	3,265,537
6,050,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	4,951,855
660,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	699,819
4,110,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	4,335,695
665,000	Morgan Stanley, 2.500%, 1/24/2019	666,694
615,000	Morgan Stanley, 3.950%, 4/23/2027	624,520
1,215,000	Morgan Stanley, 4.350%, 9/08/2026	1,273,148
840,000	Morgan Stanley, 5.750%, 1/25/2021	915,378
2,202,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,628,177
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	424,741
905,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	996,787
2,695,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,953,941
304,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	371,404
1,500,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(e)	2,087,287
		34,266,207

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brokerage – 1.3%
$3,223,000	Jefferies Group LLC, 5.125%, 1/20/2023	$3,493,101
934,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,062,112
437,000	Jefferies Group LLC, 6.450%, 6/08/2027	507,675
80,000	Jefferies Group LLC, 6.875%, 4/15/2021	89,496
		5,152,384
	Building Materials – 0.4%
269,000	Masco Corp., 6.500%, 8/15/2032	328,388
133,000	Masco Corp., 7.750%, 8/01/2029	173,198
992,000	Owens Corning, 7.000%, 12/01/2036	1,309,626
		1,811,212
	Cable Satellite – 0.1%
15,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	15,286
185,000	Time Warner Cable LLC, 5.500%, 9/01/2041	192,823
		208,109
	Chemicals – 0.8%
2,995,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	3,032,737
140,000	Methanex Corp., 5.250%, 3/01/2022	148,515
		3,181,252
	Collateralized Mortgage Obligations – 0.1%
498,295	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	541,338
2,917	Federal National Mortgage Association, REMIC, Series 1990-48, Class H, 7.000%, 4/25/2020(b)(f)	2,979
		544,317
	Consumer Products – 0.1%
459,000	Hasbro, Inc., 6.600%, 7/15/2028	552,800
	Diversified Manufacturing – 2.5%
65,000	General Electric Co., GMTN, 3.100%, 1/09/2023	66,019
12,895,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	9,145,085
286,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 1.659%, 5/13/2024(g)	276,811

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Diversified Manufacturing – continued
$592,000	Snap-on, Inc., 6.700%, 3/01/2019	$622,840
		10,110,755
	Electric – 2.3%
985,000	Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039, 144A	1,436,878
797,453	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	264,595
2,581,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,686,638
450,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	819,172
1,322,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,644,896
531,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	710,098
875,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,648,581
		9,210,858
	Finance Companies – 2.6%
889,000	International Lease Finance Corp., 4.625%, 4/15/2021	935,862
2,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,179,641
875,000	Navient Corp., MTN, 6.125%, 3/25/2024	885,937
4,297,000	Navient LLC, 5.500%, 1/25/2023	4,286,257
159,000	Navient LLC, MTN, 5.500%, 1/15/2019	161,783
507,000	Navient LLC, MTN, 7.250%, 1/25/2022	543,124
983,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(c)(d)	857,668
611,000	Springleaf Finance Corp., 5.250%, 12/15/2019	628,566
		10,478,838
	Government Guaranteed – 1.0%
5,314,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	4,234,501
	Government Owned - No Guarantee – 0.5%
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	934,031
705,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	697,224
625,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	558,525
		2,189,780

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Health Insurance – 0.0%
$13,000	Cigna Corp., 7.875%, 5/15/2027	$17,541
	Healthcare – 0.6%
649,000	Boston Scientific Corp., 6.000%, 1/15/2020	692,737
1,520,000	HCA, Inc., 4.500%, 2/15/2027	1,527,600
42,000	HCA, Inc., 5.875%, 3/15/2022	44,940
232,000	HCA, Inc., MTN, 7.750%, 7/15/2036	262,160
		2,527,437
	Home Construction – 1.0%
2,536,000	PulteGroup, Inc., 6.000%, 2/15/2035	2,726,200
1,105,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,237,600
		3,963,800
	Hybrid ARMs – 0.0%
15,858	FNMA, 6-month LIBOR +1.504%, 2.952%, 2/01/2037(g)	16,430
26,674	FNMA, 12-month LIBOR + 1.882%, 3.645%, 9/01/2036(g)	28,180
		44,610
	Independent Energy – 1.2%
46,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	47,840
42,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	43,680
450,000	Continental Resources, Inc., 3.800%, 6/01/2024	444,937
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	81,600
2,277,000	EQT Corp., 8.125%, 6/01/2019	2,452,249
1,805,000	Noble Energy, Inc., 3.900%, 11/15/2024	1,855,872
		4,926,178
	Integrated Energy – 0.1%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	543,059
	Life Insurance – 2.7%
50,000	American International Group, Inc., 4.125%, 2/15/2024	52,830
71,000	American International Group, Inc., 4.875%, 6/01/2022	77,204

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – continued
$1,788,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	$2,075,651
1,898,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(c)(d)	3,143,275
1,989,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(c)(d)	2,461,470
2,190,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	3,055,714
		10,866,144
	Local Authorities – 0.5%
2,407,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	1,913,689
	Media Entertainment – 0.5%
182,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	280,849
18,220,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	702,123
50,000	Viacom, Inc., 4.375%, 3/15/2043	43,284
845,000	Viacom, Inc., 5.250%, 4/01/2044	825,525
305,000	Viacom, Inc., 5.850%, 9/01/2043	315,589
		2,167,370
	Metals & Mining – 0.9%
1,750,000	ArcelorMittal, 7.250%, 3/01/2041	2,213,750
387,000	ArcelorMittal, 7.500%, 10/15/2039	495,360
873,000	Worthington Industries, Inc., 6.500%, 4/15/2020	945,211
		3,654,321
	Midstream – 2.1%
159,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	170,527
1,265,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,680,887
1,330,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	1,343,873
152,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	162,758
607,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	666,042
3,760,000	ONEOK Partners LP, 4.900%, 3/15/2025	4,031,563
55,000	ONEOK Partners LP, 6.200%, 9/15/2043	65,335

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$35,000	Plains All American Pipeline LP / PAA Finance Corp., 2.850%, 1/31/2023	$33,491
500,000	Williams Partners LP, 3.350%, 8/15/2022	505,112
		8,659,588
	Mortgage Related – 0.0%
96	FHLMC, 10.000%, with various maturities in 2018(h)	97
333	FNMA, 6.000%, 12/01/2018	372
		469
	Non-Agency Commercial Mortgage-Backed Securities – 0.8%
271,906	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	215,930
3,515,000	Original Wempi, Inc., Series B1, 4.309%, 2/13/2024, (CAD)	2,858,196
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.640%, 3/15/2044, 144A(a)	83,135
		3,157,261
	Packaging – 0.4%
1,660,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,809,400
	Paper – 0.3%
704,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	936,798
175,000	WestRock MWV LLC, 7.550%, 3/01/2047(c)(d)	248,187
133,000	WestRock MWV LLC, 8.200%, 1/15/2030	186,980
		1,371,965
	Property & Casualty Insurance – 0.9%
87,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.619%, 1/15/2033, 144A(g)(i)	39,150
1,640,000	Old Republic International Corp., 4.875%, 10/01/2024	1,756,667
1,530,000	XLIT Ltd., 6.250%, 5/15/2027	1,810,924
		3,606,741
	Railroads – 0.0%
144,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)(d)	139,535
	REITs - Office Property – 0.2%
816,000	Highwoods Realty LP, 7.500%, 4/15/2018	828,348

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Single Tenant – 0.0%
$109,000	Realty Income Corp., 5.750%, 1/15/2021	$118,024
	Restaurants – 0.1%
463,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	553,575
	Retailers – 0.0%
66,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	39,270
	Sovereigns – 1.7%
2,806,000	U.S. Department of Housing and Urban Development, 1.980%, 8/01/2020	2,789,613
1,851,000	U.S. Department of Housing and Urban Development, 2.350%, 8/01/2021	1,853,814
2,244,000	U.S. Department of Housing and Urban Development, 2.450%, 8/01/2022	2,249,161
		6,892,588
	Supermarkets – 0.7%
171,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	200,839
304,000	New Albertson’s, Inc., 7.450%, 8/01/2029	267,520
230,000	New Albertson’s, Inc., 7.750%, 6/15/2026	208,076
987,000	New Albertson’s, Inc., 8.000%, 5/01/2031	885,122
167,000	New Albertson’s, Inc., 8.700%, 5/01/2030	156,145
65,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	51,350
1,063,000	SUPERVALU, Inc., 6.750%, 6/01/2021	1,059,014
		2,828,066
	Technology – 0.6%
990,000	KLA-Tencor Corp., 5.650%, 11/01/2034	1,143,940
190,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	222,321
1,125,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	1,213,594
		2,579,855
	Transportation Services – 0.2%
76,000	APL Ltd., 8.000%, 1/15/2024(c)(d)	74,290
717,000	ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	905,005
		979,295

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – 21.7%
30,366,000		Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	$23,545,608
26,800,000		Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	21,349,601
51,425,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	438,707
87,450,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	710,785
255,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,297,598
265,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,332,177
737,400	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	3,810,891
175,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	942,584
1,165,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	6,678,524
1,675,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	1,231,650
10,896,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,453,003
15,641,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	2,011,004
3,986,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,210,664
13,000,000		U.S. Treasury Note, 0.750%, 4/30/2018	12,971,562
5,000,000		U.S. Treasury Note, 0.750%, 9/30/2018	4,964,453
5,000,000		U.S. Treasury Note, 1.250%, 6/30/2019	4,955,664
			88,904,475
		Wireless – 0.2%
10,630,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	499,287
178,000		Sprint Capital Corp., 6.875%, 11/15/2028	179,112
66,000		Sprint Communications, Inc., 6.000%, 11/15/2022	66,000
25,000		Sprint Corp., 7.125%, 6/15/2024	25,438
			769,837
		Wirelines – 5.5%
1,860,000		AT&T, Inc., 3.950%, 1/15/2025	1,904,387
3,622,000		AT&T, Inc., 4.300%, 2/15/2030, 144A	3,611,876
1,518,000		BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,633,064

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$186,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	$168,330
1,719,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,478,340
926,000	Embarq Corp., 7.995%, 6/01/2036	900,535
128,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(j)	62,776
100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(j)	49,194
380,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	392,350
1,856,000	Qwest Corp., 6.875%, 9/15/2033	1,779,281
1,117,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,253,833
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	472,716
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,627,693
400,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	679,153
6,725,000	Verizon Communications, Inc., 2.450%, 11/01/2022	6,591,991
		22,605,519
	Total Non-Convertible Bonds (Identified Cost $294,150,417)	291,215,922
Convertible Bonds – 2.7%

	Property & Casualty Insurance – 1.5%
4,496,000	Old Republic International Corp., 3.750%, 3/15/2018	6,232,580
	Technology – 1.2%
402,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	1,229,366
205,000	Nuance Communications, Inc., 1.000%, 12/15/2035	196,117
180,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	183,825
10,000	Nuance Communications, Inc., 1.500%, 11/01/2035	10,300
2,615,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	3,057,916
		4,677,524
	Total Convertible Bonds (Identified Cost $7,795,645)	10,910,104

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – 0.6%

	Illinois – 0.1%
$315,000	State of Illinois, 5.100%, 6/01/2033	$314,477
	Michigan – 0.2%
700,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	698,544
	Virginia – 0.3%
1,595,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	1,438,275
	Total Municipals (Identified Cost $2,536,532)	2,451,296
	Total Bonds and Notes (Identified Cost $304,482,594)	304,577,322
Shares
Common Stocks – 6.2%

	Aerospace & Defense – 0.3%
49,359	Arconic, Inc.	1,345,033
	Automobiles – 0.3%
91,715	Ford Motor Co.	1,145,520
	Electronic Equipment, Instruments & Components – 5.6%
721,200	Corning, Inc.	23,071,188
	Total Common Stocks (Identified Cost $11,534,342)	25,561,741
Preferred Stocks – 0.5%

Convertible Preferred Stocks – 0.4%

	Banking – 0.2%
714	Bank of America Corp., Series L, 7.250%	941,766
	Energy – 0.1%
15,775	El Paso Energy Capital Trust I, 4.750%	749,943
	Midstream – 0.1%
4,353	Chesapeake Energy Corp., 5.000%	247,849
	Total Convertible Preferred Stocks (Identified Cost $1,679,488)	1,939,558
Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.1%
213	Connecticut Light & Power Co. (The), 2.200%	10,778

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Electric – continued
2,360	Union Electric Co., 4.500%	$233,640
		244,418
	Total Non-Convertible Preferred Stocks (Identified Cost $131,140)	244,418
	Total Preferred Stocks (Identified Cost $1,810,628)	2,183,976

Principal Amount(‡)
Short-Term Investments – 18.1%
$5,395,000	Federal Home Loan Bank Discount Notes, 1.140%, 3/05/2018(k)	5,382,457
5,405,000	Federal Home Loan Bank Discount Notes, 1.140%, 3/06/2018(k)	5,392,228
10,000,000	U.S. Treasury Bills, 1.125%, 2/01/2018(k)	9,989,455
1,885,000	U.S. Treasury Bills, 1.285%, 4/05/2018(k)	1,878,237
11,500,000	U.S. Treasury Bills, 1.026%-1.076%, 1/25/2018(k)(l)	11,490,963
8,165,000	U.S. Treasury Bills, 1.326%-1.331%, 3/22/2018(k)(l)	8,140,721
10,115,000	U.S. Treasury Bills, 1.250%-1.255%, 3/01/2018(k)(l)	10,094,263
12,000,000	U.S. Treasury Bills, 1.202%, 2/08/2018(k)	11,984,568
9,810,691	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $9,811,279 on 1/02/2018 collateralized by $9,955,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $10,009,643 including accrued interest(m)	9,810,691
	Total Short-Term Investments (Identified Cost $74,169,812)	74,163,583
	Total Investments – 99.1% (Identified Cost $391,997,376)	406,486,622
	Other assets less liabilities – 0.9%	3,722,878
	Net Assets – 100.0%	$410,209,500

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2017, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$9,611,616	2.3%	$2,979	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2017 is disclosed.
(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2017, the value of these securities amounted to $9,611,616 or 2.3% of net assets.
(d)	Illiquid security.
(e)	Perpetual bond with no specified maturity date.
(f)	Fair valued by the Fund’s adviser. At December 31, 2017, the value of this security amounted to $2,979 or less than 0.1% of net assets.
(g)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(h)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corp. are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(i)	Non-income producing security.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(m)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the value of Rule 144A holdings amounted to $49,212,213 or 12.0% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$8,829,303	$3,222,645	(b)	$12,051,948
Collateralized Mortgage Obligations	—	541,338	2,979	(c)	544,317
All Other Non-Convertible Bonds(a)	—	278,619,657	—		278,619,657

Total Non-Convertible Bonds	—	287,990,298	3,225,624		291,215,922

Convertible Bonds(a)	—	10,910,104	—		10,910,104
Municipals(a)	—	2,451,296	—		2,451,296

Total Bonds and Notes	—	301,351,698	3,225,624		304,577,322

Common Stocks(a)	25,561,741	—	—		25,561,741
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	247,849	—		247,849
All Other Convertible Preferred Stocks(a)	1,691,709	—	—		1,691,709

Total Convertible Preferred Stocks	1,691,709	247,849	—		1,939,558

Non-Convertible Preferred Stocks(a)	—	244,418	—		244,418

Total Preferred Stocks	1,691,709	492,267	—		2,183,976

Short-Term Investments	—	74,163,583	—		74,163,583

Total	$27,253,450	$376,007,548	$3,225,624		$406,486,622

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/ or December 31 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	$2,700,755	$—	$201	$(11,359)	$—	$(18,756)	$551,804	$—	$3,222,645	$(11,317)
Collateralized Mortgage Obligations	3,426	—	(12)	(23)	—	(412)	—	—	2,979	(23)

Total	$2,704,181	$—	$189	$(11,382)	$—	$(19,168)	$551,804	$—	$3,225,624	$(11,340)

A debt security valued at $551,804 was transferred from Level 2 to Level 3 during the period ended December 31, 2017. At September 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2017 (Unaudited)

Treasuries	21.7%
Banking	8.6
Electronic Equipment, Instruments & Components	5.6
Wirelines	5.5
Automotive	3.2
ABS Other	2.9
Life Insurance	2.7
Finance Companies	2.6
Diversified Manufacturing	2.5
Property & Casualty Insurance	2.4
Electric	2.4
Midstream	2.2
Other Investments, less than 2% each	18.7
Short-Term Investments	18.1

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

Currency Exposure Summary at December 31, 2017 (Unaudited)

United States Dollar	74.0%
Canadian Dollar	14.8
Mexican Peso	3.5
New Zealand Dollar	2.7
British Pound	2.0
Other, less than 2% each	2.1

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 116.2% of Net Assets

	ABS Car Loan – 10.7%
$35,933	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.600%, 7/08/2019	$35,931
1,840,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.400%, 1/08/2021(a)	1,845,049
1,440,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	1,448,519
5,060,000	Americredit Automobile Receivables Trust, Series 2016-4, Class C, 2.410%, 7/08/2022	5,028,061
645,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	645,822
2,630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A(a)	2,633,753
300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/2021, 144A	299,990
4,395,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A(a)	4,390,425
3,480,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.630%, 12/20/2021, 144A(a)	3,473,466
2,430,000	California Republic Auto Receivables Trust, Series 2016-2, Class B, 2.520%, 5/16/2022	2,406,931
3,100,000	California Republic Auto ReceivablesTrust, Series 2017-1, Class C, 3.760%, 12/15/2023	3,075,817
780,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	777,888
473,789	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A(a)	473,377
1,655,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.300%, 5/15/2024	1,642,560
1,283,328	CarNow Auto Receivables Trust, Series 2015-1A, Class C, 3.880%, 4/15/2020, 144A	1,288,263
2,088,427	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	2,081,398
752,484	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	751,256
2,225,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A	2,279,301
1,610,000	CPS Auto Receivables Trust, Series 2015-B, Class C, 4.200%, 5/17/2021, 144A	1,634,031
1,745,000	CPS Auto Receivables Trust, Series 2016-A, Class D, 5.000%, 12/15/2021, 144A	1,786,559
4,025,000	CPS Auto Trust, Series 2016-D, Class D, 4.530%, 1/17/2023, 144A	4,104,575
3,053,024	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A(a)	3,057,448
6,770,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	6,792,495
2,010,000	Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.910%, 5/17/2021, 144A(a)	2,025,092
7,550,000	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A	7,607,027

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$1,240,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	$1,260,877
2,340,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	2,391,803
5,040,000	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A	5,035,045
422,521	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A(a)	422,718
616,635	First Investors Auto Owner Trust, Series 2014-1A, Class B, 2.260%, 1/15/2020, 144A	616,698
1,915,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A	1,928,783
2,245,000	First Investors Auto Owner Trust, Series 2017-1A, Class C, 2.950%, 4/17/2023, 144A	2,230,938
4,341,986	Flagship Credit Auto Trust, Series 2014-2, Class B, 2.840%, 11/16/2020, 144A(a)	4,353,692
1,535,000	Flagship Credit Auto Trust, Series 2015-2B, 3.080%, 12/15/2021, 144A	1,545,542
710,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	724,166
2,645,000	Flagship Credit Auto Trust, Series 2017-4, Class B, 2.660%, 10/17/2022, 144A	2,633,857
3,900,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A(a)	3,905,747
1,390,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	1,392,825
3,210,000	Hertz Vehicle Financing II LP, Series 2016-3A, Class A, 2.270%, 7/25/2020, 144A(a)	3,194,577
2,435,000	Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023, 144A	2,439,342
1,069,669	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.940%, 11/15/2019, 144A	1,072,740
1,285,000	Motor PLC, Series 2017-1A, Class A1, 2.082%, 9/25/2024, 144A(c)	1,285,508
2,990,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A(a)	2,982,707
1,175,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	1,171,420
257,442	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A(a)	257,399
1,820,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	1,825,802
5,060,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.460%, 3/15/2022	5,060,662
5,660,000	Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.760%, 12/15/2022	5,663,235
877,141	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.840%, 4/17/2023, 144A	875,459
1,515,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.290%, 9/15/2021, 144A	1,521,208
2,795,000	Westlake Automobile Receivables Trust, Series 2016-2A, Class C, 2.830%, 5/17/2021, 144A	2,803,536
		120,181,320

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Credit Card – 1.1%
$2,000,000	Barclays Dryrock Issuance Trust, Series 2015-1, Class A, 2.200%, 12/15/2022(a)	$1,998,370
9,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(a)	9,327,562
1,000,000	World Financial Network Credit Card Master Trust, Series 2012-C, Class M, 3.320%, 8/15/2022	1,009,959
		12,335,891
	ABS Home Equity – 3.7%
2,238,447	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN7, Class A1, 3.105%, 9/28/2032, 144A(c)	2,233,959
2,457,368	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	2,522,135
2,006,357	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)(c)	2,006,963
2,007,667	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.000%, 6/28/2053, 144A(a)(c)	2,061,661
607,974	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL1, Class A1, 3.598%, 1/28/2032, 144A(c)	608,705
1,385,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054, 144A(c)	1,424,375
2,016,100	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class B1, 4.250%, 11/28/2053, 144A(c)	2,107,106
3,052,249	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, 1/28/2055, 144A(c)	3,094,346
2,245,553	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A(a)	2,251,142
1,500,000	Colony American Homes, Series 2014-1A, Class B, 1-month LIBOR + 1.350%, 2.827%, 5/17/2031, 144A(b)	1,503,482
892,936	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	890,955
92,048	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.996%, 7/25/2021(c)	89,633
85,032	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	85,804
152,717	Countrywide Home Equity Loan Trust, Series 2006-S7, Class A3, 5.712%, 11/25/2035(c)	152,126
6,025,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 3.402%, 10/25/2027(a)(b)	6,172,779
2,977,876	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 3.577%, 5/19/2034(a)(c)	3,037,945
535,914	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(c)	532,626
102,801	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.270%, 7/25/2035(c)	95,880
1,417,000	Progress Residential Trust, Series 2015-SFR3, 4.673%, 11/12/2032, 144A	1,457,230
400,000	Progress Residential Trust, Series 2017-SFR2, Class A, 2.897%, 12/17/2034, 144A	397,621
66,838	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(d)(e)	64,881
320,140	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021	304,323

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Home Equity – continued
$13,287	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(d)(e)	$12,907
722,434	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 10/25/2047, 144A(c)	734,738
1,225,525	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(c)	1,248,392
1,679,167	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)(c)	1,675,946
1,663,090	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 4/25/2056, 144A(a)(c)	1,647,190
3,322,609	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 3.437%, 11/25/2036(c)	3,119,637
		41,534,487
	ABS Other – 5.4%
959,273	AASET Trust, Series 2017-1A, Class A, 3.967%, 5/16/2042, 144A	962,635
325,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A	322,573
1,913,698	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(c)	1,982,585
2,485,000	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.120%, 11/15/2029, 144A	2,478,166
1,005,934	CLI Funding V LLC, Series 2014-1A, Class A, 3.290%, 6/18/2029, 144A	1,000,487
1,692,433	Emerald Aviation Finance Ltd., Series 2013-1, Class A, 4.650%, 10/15/2038, 144A(c)	1,726,488
1,607,000	GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A4, 2.360%, 1/20/2023, 144A	1,597,613
2,375,000	Lendmark Funding Trust, Series 2017-1A, Class A, 2.830%, 12/22/2025, 144A	2,369,478
1,340,000	Lendmark Funding Trust, Series 2017-2A, Class A, 2.800%, 5/20/2026, 144A	1,334,729
3,135,000	Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.920%, 12/20/2029, 144A	3,128,656
1,421,539	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	1,423,758
9,265,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(a)	9,405,887
4,160,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A	4,264,190
1,360,264	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	1,364,947
5,245,778	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	5,262,621
3,583,526	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(a)	3,711,130
114,602	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A	114,540
2,055,139	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A	2,067,884
1,100,000	Sprite Ltd., Series 2017-1, Class A, 4.250%, 12/15/2037, 144A	1,095,934

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Other – continued
$645,810	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	$640,278
1,347,417	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	1,346,063
581,257	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	576,208
3,368,417	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A(a)	3,322,131
2,420,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.550%, 4/15/2021, 144A(f)(g)	2,410,303
635,000	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 1/20/2021, 144A	630,829
5,653,584	Wave LLC, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A(d)	5,665,456
		60,205,569
	ABS Student Loan – 3.0%
1,543,295	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	1,535,380
1,397,737	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 3-month LIBOR + 0.950%, 2.285%, 7/01/2024(a)(b)	1,399,379
1,505,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 4.010%, 6/15/2032(b)(d)	1,504,398
7,850,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 4.040%, 3/15/2033(b)(d)	7,846,860
3,409,972	SLM Student Loan Trust, Series 2008-2, Class A3, 3-month LIBOR + 0.750%, 2.117%, 4/25/2023(b)	3,407,334
2,485,000	Social Professional Loan Program, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A	2,488,314
71,645	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	72,022
374,045	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1-month LIBOR + 1.250%, 2.802%, 8/25/2032, 144A(b)	378,465
5,830,625	SoFi Professional Loan Program LLC, Series 2015-C, Class B, 3.580%, 8/25/2036, 144A(a)	5,799,974
3,220,000	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A(a)	3,217,803
6,032,120	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 2.367%, 7/25/2025(a)(b)	6,067,227
		33,717,156
	Agency Commercial Mortgage-Backed Securities – 10.2%
14,155,000	Federal National Mortgage Association, Series 2015-M13, Class A2, 2.712%, 6/25/2025(c)	14,095,988
873,173	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 2.168%, 11/25/2022(b)	873,348
22,300,000	Federal National Mortgage Association, Series 2015-M8, Class A2, 2.900%, 1/25/2025(c)	22,437,060
6,043,000	Federal National Mortgage Association, Series 2016-M1, Class A2, 2.939%, 1/25/2026(c)	6,089,149
396,552,319	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.317%, 2/25/2023(a)(c)(h)	5,209,428
6,125,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(a)(c)	6,368,565

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$84,321,658	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.241%, 4/25/2023(a)(c)(h)	$922,631
34,170,998	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.764%, 10/25/2023(c)(h)	1,253,560
36,329,555	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.176%, 3/25/2024(c)(h)	2,171,919
39,372,424	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.733%, 9/25/2024(a)(c)(h)	1,612,911
78,189,476	FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class X1, 0.375%, 3/25/2025(c)(h)	1,853,771
73,947,228	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.143%, 5/25/2025(c)(h)	772,712
37,336,158	FHLMC Multifamily Structured Pass Through Certificates, Series K049, Class X1, 0.610%, 7/25/2025(c)(h)	1,438,760
21,706,937	FHLMC Multifamily Structured Pass Through Certificates, Series K050, Class X1, 0.332%, 8/25/2025(c)(h)	483,070
42,767,159	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.550%, 9/25/2025(a)(c)(h)	1,507,850
17,586,873	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.672%, 11/25/2025(c)(h)	760,284
9,741,897	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 0.892%, 12/25/2025(c)(h)	583,922
17,071,358	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.179%, 1/25/2026(c)(h)	1,350,421
7,693,160	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.368%, 3/25/2026(c)(h)	709,743
8,716,615	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.193%, 7/25/2026(c)(h)	725,968
8,727,036	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 0.930%, 8/25/2026(c)(h)	587,030
26,076,536	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.317%, 9/25/2026(c)(h)	616,288
94,731,025	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.079%, 10/25/2026(c)(h)	737,841
15,671,833	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 0.952%, 1/25/2031(c)(h)	1,392,168
3,265,839	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.328%, 1/25/2023(c)(h)	151,138
52,345,204	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.306%, 8/25/2025(c)(h)	740,433
3,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS07, Class A2, 2.735%, 9/25/2025(a)	2,978,815
35,528,796	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.317%, 12/25/2026(c)(h)	697,256
1,945,730	FNMA, 3.340%, 3/01/2029	2,013,152
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(a)(c)	4,639,070
1,576,413	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(a)(c)	1,673,744
2,249,299	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051(a)	2,861,217
63,741,472	Government National Mortgage Association, Series 2012-85, Class IO, 0.815%, 9/16/2052(a)(c)(h)	2,732,916

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$11,704,650	Government National Mortgage Association, Series 2014-101, Class IO, 0.826%, 4/16/2056(c)(h)	$633,136
17,480,679	Government National Mortgage Association, Series 2014-86, Class IO, 0.783%, 4/16/2056(c)(h)	802,840
71,670,809	Government National Mortgage Association, Series 2015-146, Class IB, 0.863%, 7/16/2055(a)(c)(h)	3,797,256
17,475,651	Government National Mortgage Association, Series 2015-171, Class IO, 0.893%, 11/16/2055(c)(h)	1,127,599
27,078,470	Government National Mortgage Association, Series 2015-189, Class IG, 0.931%, 1/16/2057(a)(c)(h)	1,658,816
18,027,961	Government National Mortgage Association, Series 2015-21, Class IO, 1.032%, 7/16/2056(c)(h)	1,060,702
37,148,159	Government National Mortgage Association, Series 2015-32, Class IO, 0.872%, 9/16/2049(a)(c)(h)	2,077,919
12,949,357	Government National Mortgage Association, Series 2015-68, Class IO, 0.778%, 7/16/2057(c)(h)	707,194
45,464,263	Government National Mortgage Association, Series 2015-70, Class IO, 1.068%, 12/16/2049(a)(c)(h)	2,814,711
35,727,448	Government National Mortgage Association, Series 2015-73, Class IO, 0.813%, 11/16/2055(a)(c)(h)	1,915,123
28,015,395	Government National Mortgage Association, Series 2016-143, 0.957%, 10/16/2056(h)	2,220,593
55,453,384	Government National Mortgage Association, Series 2016-6, Class IO, 0.751%, 2/16/2051(a)(c)(h)	2,627,193
		114,485,210
	Collateralized Mortgage Obligations – 26.0%
4,148,017	Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 3.730%, 3/25/2047, 144A(c)(d)	4,215,423
108,247	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(c)	120,275
80,139	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(a)(d)(e)	86,753
1,004,971	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 11.307%, 6/15/2023(c)	1,119,200
483,285	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class MH, 5.000%, 7/15/2033	509,539
196,655	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(a)(d)(e)(h)	48,360
200,663	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 7.034%, 11/15/2033(c)	208,111
2,297,206	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 1-month LIBOR + 0.250%, 1.727%, 10/15/2034(a)(b)	2,302,088
7,239,178	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(a)	7,864,500
3,122,816	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 14.501%, 5/15/2035(a)(c)	3,958,311
7,461,954	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 5.723%, 5/15/2036(a)(h)(c)	1,579,790
2,121,667	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 4.773%, 2/15/2038(h)(c)	299,628
1,447,069	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 12.583%, 2/15/2038(a)(c)	1,763,036

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,496,707	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 2.965%, 6/15/2048(a)(c)(h)	$1,403,625
432,267	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	476,563
1,566,954	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.231%, 12/15/2036(a)(c)(h)	1,647,719
838,245	Federal Home Loan Mortgage Corp., REMIC, Series 3752, Class KF, 1-month LIBOR + 0.500%, 1.977%, 12/15/2037(b)	841,021
1,937,290	Federal Home Loan Mortgage Corp., REMIC, Series 3785, Class LS, 6.946%, 1/15/2041(a)(c)	2,183,047
360,817	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 6.479%, 2/15/2041(c)	393,169
1,623,593	Federal Home Loan Mortgage Corp., REMIC, Series 3828, Class EF, 1-month LIBOR + 0.400%, 1.877%, 5/15/2037(a)(b)	1,629,468
4,639,000	Federal Home Loan Mortgage Corp., REMIC, Series 3848, Class WX, 5.000%, 4/15/2041	5,272,806
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 16.615%, 8/15/2040(a)(c)	2,876,169
4,017,930	Federal Home Loan Mortgage Corp., REMIC, Series 4097, 4.673%, 8/15/2032(h)(c)	499,723
1,820,000	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class QP, 3.000%, 5/15/2043(a)	1,768,846
1,541,545	Federal Home Loan Mortgage Corp., REMIC, Series 4238, Class FD, 1-month LIBOR + 0.300%, 1.777%, 2/15/2042(a)(b)	1,539,565
14,472,013	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 1.759%, 6/15/2039(h)(c)	735,957
800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4395, Class PE, 2.500%, 4/15/2037	708,186
357,917	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(c)	383,249
425,382	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(c)	449,308
1,399,000	Federal Home Loan Mortgage Corp., REMIC, Series 4480, Class NB, 3.500%, 6/15/2045	1,406,742
592,593	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(a)(h)	106,909
8,174,451	Federal Home Loan Mortgage Corp., Series 277, Class 30, 3.000%, 9/15/2042(a)	8,189,947
5,523,802	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046	5,468,439
583,228	Federal Home Loan Mortgage Corp., Series 3792, Class DF, 1-month LIBOR + 0.400%, 1.877%, 11/15/2040(b)	583,892
2,170,761	Federal Home Loan Mortgage Corp., Series 4268, Class DL, 2.500%, 11/15/2028	2,109,862
1,655,138	Federal Home Loan Mortgage Corp., Series 4290, Class QB, 2.500%, 1/15/2029	1,599,592
238,886	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 5.698%, 1/25/2024(e)(h)(c)(d)	25,348
1,448,017	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 6.810%, 4/25/2035(a)(c)	1,521,538
3,582,149	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 18.729%, 6/25/2035(c)	5,517,481
1,750,330	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035(a)	2,103,467

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$2,831,908	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 18.509%, 6/25/2036(a)(c)	$3,839,442
134,798	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 5.748%, 8/25/2036(d)(e)(h)(c)	20,468
736,984	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 25.239%, 8/25/2036(c)	1,217,269
423,772	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(a)	425,097
1,914,520	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.400%, 8/25/2038(a)(c)	1,978,191
468,296	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.557%, 11/25/2038(c)	488,957
1,237,118	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.644%, 3/25/2039(a)(c)	1,207,611
101,644	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024	107,232
243,690	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 4.353%, 12/25/2039(c)	246,515
3,427,511	Federal National Mortgage Association, REMIC, Series 2010-95, Class FB, 1-month LIBOR + 0.400%, 1.952%, 9/25/2040(a)(b)	3,432,600
458,025	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 6.339%, 11/25/2040(c)	499,274
6,670,857	Federal National Mortgage Association, REMIC, Series 2012-112, Class DA, 3.000%, 10/25/2042(a)	6,688,762
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 8.373%, 7/25/2043(a)(c)	1,935,659
939,818	Federal National Mortgage Association, REMIC, Series 2013-23, Class TS, 4.109%, 3/25/2043(c)	891,859
722,847	Federal National Mortgage Association, REMIC, Series 2013-26, Class SJ, 3.827%, 4/25/2033(c)	712,930
4,998,258	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 4.598%, 8/25/2042(a)(h)(c)	770,084
120,760	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044(c)	126,514
1,845,566	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(a)(c)	2,040,892
687,206	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(c)	671,315
2,827,399	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(a)(c)	2,587,595
27,060,790	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 4.548%, 10/25/2034(a)(h)(c)	3,996,960
2,251,867	Federal National Mortgage Association, REMIC, Series 2016-32, Class TG, 4.500%, 1/25/2043(a)(c)	2,101,791
18,737,134	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 4.548%, 9/25/2046(c)(h)	2,834,803
13,297,710	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 4.548%, 11/25/2046(h)(c)	2,053,076
776,582	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(a)(h)	179,392
175,530	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(a)(c)(d)(e)(h)	45,833
820,089	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(a)(h)	187,655

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$158,559	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(a)(d)(e)(h)	$32,201
1,748,537	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(a)(h)	325,579
743,314	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(a)(h)	155,175
428,646	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(a)(d)(e)(h)	93,462
870,856	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(a)(h)	193,720
412,817	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(a)(d)(e)(h)	88,173
485,989	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(a)(h)	112,739
609,711	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(a)(h)	138,884
551,247	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(a)(h)	110,037
260,432	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(a)(b)(d)(e)(h)	50,442
354,547	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(a)(d)(e)(h)	77,730
225,262	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(a)(c)(d)(e)(h)	49,873
66,777	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(a)(d)(e)(h)	14,004
2,059,447	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(a)(c)(h)	395,955
662,008	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(a)(h)	148,935
643,959	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(a)(c)(h)	129,042
596,467	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(a)(c)(d)(e)(h)	78,768
325,643	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(a)(d)(e)(h)	60,173
54,273	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(d)(e)(h)	10,653
10,687,153	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class X1, 1.350%, 12/25/2021(c)(h)	469,187
4,919,702	Government National Mortgage Association, Series 2006-46, Class IO, 0.484%, 4/16/2046(c)(d)(e)(h)	57,884
2,432,215	Government National Mortgage Association, Series 2006-51, Class IO, 0.938%, 8/16/2046(a)(c)(d)(e)(h)	72,303
7,213,797	Government National Mortgage Association, Series 2009-114, Class IO, 0.000%, 10/16/2049(c)(d)(e)(h)	46,640
262,244	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039	315,016
9,387,463	Government National Mortgage Association, Series 2010-124, Class X, 1.018%, 12/16/2052(a)(c)(d)(e)(h)	69,546
389,969	Government National Mortgage Association, Series 2010-49, Class IA, 1.509%, 10/16/2052(c)(d)(e)(h)	21,261
700,156	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 1.573%, 10/20/2060(b)	696,612

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$2,325,566	Government National Mortgage Association, Series 2010-H22, Class FE, 1-month LIBOR + 0.350%, 1.593%, 5/20/2059(a)(b)	$2,319,670
8,132,767	Government National Mortgage Association, Series 2011-119, Class IO, 0.541%, 8/16/2051(c)(h)	183,483
29,174,307	Government National Mortgage Association, Series 2011-121, Class IO, 0.593%, 6/16/2043(a)(c)(h)	440,806
18,376,328	Government National Mortgage Association, Series 2011-161, Class IO, 0.496%, 4/16/2045(c)(h)	357,195
8,330,202	Government National Mortgage Association, Series 2011-38, Class IO, 0.078%, 4/16/2053(a)(c)(h)	142,756
2,886,300	Government National Mortgage Association, Series 2011-53, Class IO, 0.558%, 5/16/2051(a)(c)(d)(e)(h)	75,197
1,283,395	Government National Mortgage Association, Series 2011-H01, Class AF, 1-month LIBOR + 0.450%, 1.693%, 11/20/2060(b)	1,281,574
552,998	Government National Mortgage Association, Series 2011-H21, Class FT, 1-year CMT + 0.700%, 2.130%, 10/20/2061(b)	557,879
15,361,588	Government National Mortgage Association, Series 2012-100, Class IC, 1.342%, 9/16/2050(c)(h)	874,975
11,679,450	Government National Mortgage Association, Series 2012-111, Class IC, 1.242%, 9/16/2050(c)(h)	636,689
62,523,152	Government National Mortgage Association, Series 2012-142, Class IO, 0.998%, 4/16/2054(a)(c)(h)	2,512,180
15,886,638	Government National Mortgage Association, Series 2012-23, Class IO, 0.716%, 6/16/2053(a)(c)(h)	438,022
30,101,949	Government National Mortgage Association, Series 2012-55, Class IO, 0.574%, 4/16/2052(a)(c)(h)	616,849
17,965,995	Government National Mortgage Association, Series 2012-70, Class IO, 0.460%, 8/16/2052(a)(c)(h)	385,230
19,376,313	Government National Mortgage Association, Series 2012-79, Class IO, 0.801%, 3/16/2053(c)(h)	775,334
7,450,739	Government National Mortgage Association, Series 2012-H08, Class FA, 1-month LIBOR + 0.600%, 1.843%, 1/20/2062(a)(b)	7,472,471
1,121,840	Government National Mortgage Association, Series 2012-H11, Class GA, 1-month LIBOR + 0.580%, 1.823%, 5/20/2062(b)	1,124,277
713,163	Government National Mortgage Association, Series 2012-H16, Class HA, 2.000%, 7/20/2062	708,660
2,166,658	Government National Mortgage Association, Series 2012-H20, Class BA, 1-month LIBOR + 0.560%, 1.803%, 9/20/2062(a)(b)	2,170,165
1,317,316	Government National Mortgage Association, Series 2012-H22, Class HD, 5.258%, 1/20/2061(c)	1,402,025
1,814,577	Government National Mortgage Association, Series 2012-H24, Class FD, 1-month LIBOR + 0.590%, 1.833%, 9/20/2062(a)(b)	1,817,072
291,437	Government National Mortgage Association, Series 2012-H24, Class FE, 1-month LIBOR + 0.600%, 1.843%, 10/20/2062(b)	292,355
15,007,932	Government National Mortgage Association, Series 2012-H24, Class HI, 1.193%, 10/20/2062(c)(d)(h)	586,247
4,250,471	Government National Mortgage Association, Series 2012-H26, Class BA, 1-month LIBOR + 0.350%, 1.593%, 10/20/2062(a)(b)	4,232,730
1,876,413	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 1.643%, 10/20/2062(a)(b)	1,871,081
1,463,578	Government National Mortgage Association, Series 2012-H27, Class FB, 1-month LIBOR + 0.500%, 1.743%, 10/20/2062(a)(b)	1,465,365
2,694,765	Government National Mortgage Association, Series 2012-H30, Class GA, 1-month LIBOR + 0.350%, 1.593%, 12/20/2062(a)(b)	2,683,068

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$5,196,871	Government National Mortgage Association, Series 2013-175, Class IO, 0.697%, 5/16/2055(c)(h)	$177,311
35,740,887	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(a)	35,363,753
22,017,779	Government National Mortgage Association, Series 2013-H16, Class AI, 1.630%, 7/20/2063(c)(d)(h)	1,286,664
15,231,644	Government National Mortgage Association, Series 2013-H18, Class EI, 1.741%, 7/20/2063(c)(d)(h)	961,498
2,519,761	Government National Mortgage Association, Series 2013-H18, Class JI, 1.384%, 8/20/2063(c)(d)(h)	116,933
1,595,946	Government National Mortgage Association, Series 2013-H21, Class FB, 1-month LIBOR + 0.700%, 1.943%, 9/20/2063(b)	1,605,538
292,074	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 2.080%, 4/20/2063(b)	294,283
43,380,903	Government National Mortgage Association, Series 2014-130, Class IB, 0.904%, 8/16/2054(a)(c)(h)	2,113,396
35,269,946	Government National Mortgage Association, Series 2014-24, Class IX, 0.727%, 1/16/2054(a)(c)(h)	1,320,577
24,445,889	Government National Mortgage Association, Series 2014-70, Class IO, 0.873%, 3/16/2049(a)(c)(h)	1,067,576
13,459,150	Government National Mortgage Association, Series 2014-H03, Class FS, 1-month LIBOR + 0.650%, 1.893%, 2/20/2064(a)(b)	13,547,212
4,121,404	Government National Mortgage Association, Series 2014-H05, Class FB, 1-month LIBOR + 0.600%, 1.843%, 12/20/2063(a)(b)	4,135,075
3,333,916	Government National Mortgage Association, Series 2014-H06, Class FA, 1-month LIBOR + 0.570%, 1.813%, 3/20/2064(a)(b)	3,341,021
8,397,558	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.601%, 6/20/2064(a)(c)	9,071,657
3,177,705	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 1.733%, 7/20/2064(a)(b)	3,178,784
2,285,420	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 1.743%, 7/20/2064(a)(b)	2,286,495
43,819,109	Government National Mortgage Association, Series 2015-120, Class IO, 0.906%, 3/16/2057(a)(c)(h)	2,571,787
1,050,519	Government National Mortgage Association, Series 2015-39, Class SN, 2.928%, 3/20/2045(a)(c)	1,059,740
2,158,680	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 1.543%, 4/20/2061(a)(b)	2,158,182
5,526,844	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	5,372,927
3,026,600	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 1.523%, 5/20/2063(a)(b)	3,025,355
1,200,750	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 1.943%, 10/20/2065(a)(b)	1,203,990
110,015	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.590%, 9/20/2065(c)	121,324
848,295	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 1.923%, 8/20/2061(b)	850,398
1,770,000	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(c)	1,604,687
1,604,341	Government National Mortgage Association, Series 2016-23, Class PA, 5.699%, 7/20/2037(a)(c)	1,745,935
4,135,635	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.163%, 2/20/2066(a)(b)	4,192,343

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$26,800,921	Government National Mortgage Association, Series 2016-H09, Class JI, 2.084%, 4/20/2066(a)(c)(d)(h)	$2,629,840
5,212,632	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 1.843%, 4/20/2066(a)(b)	5,222,007
2,555,903	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 1.823%, 5/20/2066(a)(b)	2,559,343
535,260	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.534%, 8/20/2063(c)	558,697
528,841	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.479%, 8/20/2066(c)	578,364
532,622	Government National Mortgage Association, Series 2016-H19, Class EZ, 5.105%, 6/20/2061(c)	578,476
2,465,931	Government National Mortgage Association, Series 2016-H19, Class FC, 1-month LIBOR + 0.400%, 1.643%, 8/20/2066(a)(b)	2,463,224
2,495,561	Government National Mortgage Association, Series 2016-H19, Class FE, 1-month LIBOR + 0.370%, 1.613%, 6/20/2061(a)(b)	2,496,023
2,440,662	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 1.643%, 9/20/2063(a)(b)	2,443,191
4,682,805	Government National Mortgage Association, Series 2017-H14, Class FK, 1-year CMT + 0.200%, 1.630%, 5/20/2067(b)	4,675,801
4,744,648	Government National Mortgage Association, Series 2017-H17, Class FG, 1.743%, 8/20/2067(c)	4,745,416
		290,966,600
	Hybrid ARMs – 1.0%
1,671,571	FHLMC, 1-year CMT + 2.217%, 3.244%, 6/01/2035(a)(b)	1,762,176
178,411	FHLMC, 1-year CMT + 2.238%, 3.281%, 1/01/2036(a)(b)	187,860
90,989	FHLMC, 1-year CMT + 2.248%, 3.371%, 1/01/2035(a)(b)	95,991
823,175	FHLMC, 12-month LIBOR + 2.190%, 3.815%, 2/01/2037(a)(b)	875,659
401,376	FNMA, 6-month LIBOR +1.504%, 2.952%, 2/01/2037(a)(b)	415,846
837,210	FNMA, 1-year CMT + 2.127%, 3.019%, 9/01/2034(a)(b)	881,496
2,007,894	FNMA, 1-year CMT + 2.215%, 3.148%, 6/01/2034(a)(b)	2,118,741
226,442	FNMA, 1-year CMT + 2.045%, 3.170%, 10/01/2035(a)(b)	231,391
1,598,151	FNMA, 12-month LIBOR + 1.697%, 3.441%, 8/01/2038(a)(b)	1,676,746
2,632,262	FNMA, 12-month LIBOR +1.742%, 3.484%, 9/01/2037(a)(b)	2,768,203
342,047	FNMA, 12-month LIBOR + 1.881%, 3.645%, 9/01/2036(a)(b)	361,361
		11,375,470
	Mortgage Related – 46.4%
1,537,209	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 13.559%, 2/15/2038(a)(c)	1,991,506
3,726,716	FHLMC, 3.500%, with various maturities from 2042 to 2046(a)(i)	3,840,655

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$720,014	FHLMC, 4.000%, 9/01/2045	$753,025
59,014	FHLMC, 5.000%, 9/01/2035	63,853
1,303,674	FNMA, 2.500%, 1/01/2057	1,249,115
7,559,300	FNMA, 4.000%, with various maturities from 2041 to 2052(i)	7,944,304
2,200,284	FNMA, 4.500%, with various maturities from 2045 to 2046(i)	2,350,365
467,798	FNMA, 5.500%, 8/01/2034(a)	522,164
5,154	FNMA, 6.000%, 10/01/2034	5,856
5,345,000	FNMA (TBA), 2.500%, 2/01/2033(j)	5,332,173
32,995,000	FNMA (TBA), 3.000%, 2/01/2048(j)	32,951,823
97,860,000	FNMA (TBA), 3.500%, 2/01/2048(j)	100,317,973
117,545,000	FNMA (TBA), 4.000%, 2/01/2048(j)	122,756,081
757,734	GNMA, 1-month LIBOR, 1.762%, 8/20/2063(b)	765,869
1,724,506	GNMA, 1-month LIBOR +1.719%, 2.963%, 2/20/2061(a)(b)	1,802,685
419,035	GNMA, 1-month LIBOR, 2.967%, 7/20/2060(b)	438,642
309,836	GNMA, 1-month LIBOR, 3.007%, 9/20/2060(b)	325,084
2,426,785	GNMA, 1-month LIBOR, 3.235%, 2/20/2063(a)(b)	2,550,532
1,036,553	GNMA, 1-month LIBOR, 3.606%, 6/20/2065(b)	1,114,836
362,970	GNMA, 4.085%, 8/20/2062(c)	370,716
36,028	GNMA, 4.299%, 12/20/2060(c)	36,447
1,324,231	GNMA, 4.321%, 3/20/2063(c)	1,371,721
1,794,747	GNMA, 4.424%, 5/20/2063(a)(c)	1,861,188
3,509,911	GNMA, 4.444%, 2/20/2063(a)(c)	3,627,099
47,252	GNMA, 4.457%, 10/20/2062(c)	48,750
1,351,021	GNMA, 4.458%, 2/20/2062(a)(c)	1,380,530
27,892	GNMA, 4.460%, 3/20/2063(c)	28,934
1,029,716	GNMA, 4.462%, 6/20/2063(c)	1,066,991
2,074,751	GNMA, 4.472%, 4/20/2063(a)(c)	2,151,105

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$71,398	GNMA, 4.475%, 12/20/2062(c)	$73,911
260,641	GNMA, 4.476%, 10/20/2061(c)	265,203
1,780,717	GNMA, 4.477%, 4/20/2063(a)(c)	1,847,258
268,780	GNMA, 4.479%, 11/20/2061(c)	273,179
30,397	GNMA, 4.480%, 5/20/2062(c)	31,160
813,095	GNMA, 4.492%, 7/20/2062(c)	835,151
1,257,270	GNMA, 4.493%, 1/20/2062(a)(c)	1,283,362
1,306,482	GNMA, 4.497%, 8/20/2063(c)	1,356,317
370,711	GNMA, 4.500%, 9/20/2060(c)	382,776
41,502	GNMA, 4.506%, 5/20/2062(c)	42,514
2,233,742	GNMA, 4.509%, 12/20/2061(a)(c)	2,278,214
1,593,017	GNMA, 4.513%, 4/20/2066(a)(c)	1,719,620
2,241,764	GNMA, 4.516%, 2/20/2067(a)(c)	2,457,760
1,003,011	GNMA, 4.517%, 12/20/2061(c)	1,020,758
4,325,188	GNMA, 4.520%, 6/20/2064(a)(c)	4,663,756
609,091	GNMA, 4.521%, 1/20/2064(c)	627,447
4,069,802	GNMA, 4.523%, 4/20/2067(c)	4,478,914
52,904	GNMA, 4.524%, 3/20/2063(c)	54,711
3,690,503	GNMA, 4.529%, with various maturities from 2063 to 2067(c)(i)	3,985,395
461,768	GNMA, 4.531%, 1/20/2063(c)	477,350
864,703	GNMA, 4.537%, 6/20/2062(c)	882,306
2,373,472	GNMA, 4.538%, 12/20/2066(a)(c)	2,601,124
3,323,452	GNMA, 4.544%, 12/20/2064(a)(c)	3,576,011
4,616,405	GNMA, 4.551%, 3/20/2063(a)(c)	4,774,052
13,180,539	GNMA, 4.553%, with various maturities from 2061 to 2067(c)(i)	14,456,700
5,859,949	GNMA, 4.558%, 7/20/2065(a)(c)	6,350,558
3,822,223	GNMA, 4.563%, with various maturities from 2062 to 2063(c)(i)	3,948,293

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$1,616,078	GNMA, 4.565%, 1/20/2067(a)(c)	$1,674,641
5,396,487	GNMA, 4.566%, with various maturities from 2063 to 2067(c)(i)	5,692,494
1,091,799	GNMA, 4.567%, 7/20/2067(c)	1,194,142
50,552	GNMA, 4.572%, 6/20/2062(c)	51,797
2,892,731	GNMA, 4.582%, with various maturities from 2063 to 2067(a)(c)(i)	3,148,360
51,241	GNMA, 4.588%, 3/20/2063(c)	52,985
719,915	GNMA, 4.592%, 7/20/2067(c)	793,861
852,839	GNMA, 4.593%, 4/20/2067(c)	919,880
13,161	GNMA, 4.595%, 12/20/2063(c)	13,544
440,260	GNMA, 4.597%, 6/20/2063(c)	456,849
1,430,533	GNMA, 4.601%, 5/20/2067(c)	1,550,003
4,658,719	GNMA, 4.602%, 5/20/2067(c)	5,142,317
9,266,372	GNMA, 4.604%, 7/20/2067(c)	10,219,268
2,054,613	GNMA, 4.605%, 5/20/2067(c)	2,280,355
426,471	GNMA, 4.606%, 3/20/2062(c)	435,690
554,802	GNMA, 4.608%, 10/20/2061(c)	563,238
241,994	GNMA, 4.610%, 10/20/2062(c)	248,977
4,109,260	GNMA, 4.615%, 8/20/2066(a)(c)	4,522,312
751,063	GNMA, 4.618%, 7/20/2062(c)	772,223
345,918	GNMA, 4.620%, 7/20/2063(c)	358,765
5,406,811	GNMA, 4.621%, with various maturities in 2067(c)(i)	6,017,279
701,367	GNMA, 4.622%, 6/20/2062(c)	717,833
1,438,106	GNMA, 4.627%, 12/20/2063(c)	1,533,761
1,051,946	GNMA, 4.628%, 8/20/2061(c)	1,067,424
651,064	GNMA, 4.643%, 3/20/2062(c)	664,706
24,087	GNMA, 4.650%, 1/20/2061(c)	24,440
3,057,089	GNMA, 4.651%, 6/20/2066(c)	3,346,196

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$6,682,191	GNMA, 4.652%, 5/20/2067(c)	$7,414,843
3,338,826	GNMA, 4.655%, 3/20/2067(a)(c)	3,745,094
3,086,117	GNMA, 4.656%, 10/20/2061(a)(c)	3,133,063
1,980,422	GNMA, 4.660%, 7/20/2063(a)(c)	2,030,235
383,217	GNMA, 4.662%, 11/20/2063(c)	393,186
1,043,600	GNMA, 4.666%, 4/20/2067(c)	1,060,382
15,684	GNMA, 4.668%, 3/20/2062(c)	16,172
6,670,467	GNMA, 4.669%, 2/20/2062(a)(c)	6,806,433
1,081,862	GNMA, 4.671%, 10/20/2064(c)	1,169,325
30,929	GNMA, 4.674%, 2/20/2062(c)	31,514
7,058,380	GNMA, 4.680%, 12/20/2061(a)(c)	7,211,822
1,466,716	GNMA, 4.683%, with various maturities from 2061 to 2063(c)(i)	1,537,487
1,505,666	GNMA, 4.684%, 5/20/2064(a)(c)	1,631,409
391,061	GNMA, 4.698%, 1/20/2062(c)	398,161
3,328,109	GNMA, 4.700%, with various maturities in 2061(c)(i)	3,368,495
70,870	GNMA, 4.715%, 3/20/2061(c)	71,584
586,091	GNMA, 4.724%, 12/20/2063(c)	626,306
766,464	GNMA, 4.733%, 8/20/2062(c)	784,038
1,093,281	GNMA, 4.739%, 6/20/2061(a)(c)	1,108,751
443,197	GNMA, 4.796%, 5/20/2061(c)	447,279
1,544,849	GNMA, 4.806%, 5/20/2061(a)(c)	1,561,279
50,915	GNMA, 4.832%, 3/20/2062(c)	51,835
484,494	GNMA, 4.895%, 1/20/2062(c)	505,534
192,781	GNMA, 5.140%, 5/20/2060(c)	197,628
29,697	GNMA, 5.168%, 2/20/2062(c)	30,528
230,294	GNMA, 5.240%, 5/20/2060(c)	236,227
132,353	GNMA, 5.309%, 7/20/2060(c)	136,117

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$1,343	GNMA, 5.461%, 6/20/2062(c)	$1,365
141,833	GNMA, 5.474%, 5/20/2060(c)	146,141
10,005	GNMA, 5.500%, 11/20/2059(c)	10,132
2,412	GNMA, 5.503%, 7/20/2058(c)	2,664
194,703	GNMA, 5.602%, 2/20/2060(c)	200,302
83,193	GNMA, 5.660%, 12/20/2059(c)	85,373
1,380	GNMA, 5.682%, 9/20/2059(c)	1,430
313,812	GNMA, 6.572%, 5/20/2061(c)	320,654
3,070,143	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(a)	3,061,325
2,199,670	Government National Mortgage Association, Series 2013-H13, Class SI, 1.303%, 6/20/2063(c)(d)(h)	131,980
3,142,341	Government National Mortgage Association, Series 2013-H22, Class FB, 1-month LIBOR + 0.700%, 1.943%, 8/20/2063(b)	3,159,459
12,230,405	Government National Mortgage Association, Series 2016-H20, Class FG, 1-month LIBOR + 0.700%, 1.943%, 8/20/2066(b)	12,281,499
23,110,842	Government National Mortgage Association, Series 2014-H24, Class HI, 0.942%, 9/20/2064(c)(d)(h)	1,014,566
13,092,626	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.621%, 10/20/2064(a)(c)	14,440,033
14,969,045	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 1.713%, 2/20/2065(a)(b)	14,956,450
2,259,065	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 1.473%, 5/20/2065(a)(b)	2,242,341
2,894,324	Government National Mortgage Association, Series 2015-H19, Class FA, 1-month LIBOR + 0.200%, 1.443%, 4/20/2063(a)(b)	2,891,283
776,667	Government National Mortgage Association, Series 2015-H28, Class JZ, 4.961%, 3/20/2065(c)	816,419
19,208,517	Government National Mortgage Association, Series 2016-H01, Class AI, 1.842%, 1/20/2066(a)(c)(d)(h)	1,668,740
		520,364,045
	Non-Agency Commercial Mortgage-Backed Securities – 8.3%
2,424,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	2,403,591
2,572,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/12/2046(a)(c)	2,744,467
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	1,230,260
2,670,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047(a)	2,763,007
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,371,211
2,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047(a)	2,649,335
1,220,000	Commercial Mortgage Pass Through Certificates, Series2014-UBS2, Class A4, 3.691%, 3/10/2047	1,269,612

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$2,605,000	Commercial Mortgage Trust, Series 2013-CR6, Class A4, 3.101%, 3/10/2046(a)	$2,640,629
3,110,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048(a)	3,166,229
3,015,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1-month LIBOR + 3.000%, 4.432%, 10/15/2034, 144A(b)	3,022,365
2,450,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(a)	2,528,277
1,228,682	GP Portfolio Trust, Series 2014-GPP, Class A, 1-month LIBOR + 1.200%, 2.677%, 2/15/2027, 144A(a)(b)	1,228,820
5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.435%, 12/10/2027, 144A(a)(c)	5,230,527
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(a)(c)	5,670,929
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(a)(c)	3,717,506
2,930,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047(a)	3,109,842
2,732,267	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047(a)	2,794,506
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,497,771
6,465,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1-month LIBOR + 0.900%, 2.377%, 10/15/2029, 144A(a)(b)	6,464,993
1,628,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047(a)	1,679,455
3,025,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 1-month LIBOR + 4.500%, 5.977%, 7/15/2036, 144A(a)(b)	3,055,187
2,735,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048(a)	2,782,786
3,390,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047(a)	3,483,765
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.483%, 6/15/2044, 144A(c)	995,853
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(c)	3,402,829
680,000	SCG Trust, Series 2013-SRP1, Class A, 1-month LIBOR + 1.650%, 3.127%, 11/15/2026, 144A(b)	679,580
905,000	SCG Trust, Series 2013-SRP1, Class B, 1-month LIBOR + 2.500%, 3.977%, 11/15/2026, 144A(b)	880,034
1,958,110	Starwood Retail Property Trust, Inc., 1-month LIBOR + 1.220%, 2.697%, 11/15/2027, 144A(a)(b)	1,959,516
6,500,000	Starwood Retail Property Trust, Inc., 1-month LIBOR + 1.650%, 3.127%, 11/15/2027, 144A(a)(b)	6,352,153
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048(a)	4,111,484
1,465,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A4, 3.723%, 5/15/2047	1,528,799
1,635,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	1,731,357

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$4,632,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	$4,790,610
		92,937,285
	ABS Whole Business – 0.4%
3,343,200	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	3,471,752
972,563	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	997,971
		4,469,723
	Total Bonds and Notes (Identified Cost $1,338,425,613)	1,302,572,756
Loan Participations – 0.5%
	ABS Other – 0.5%
5,532,866	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037(d)	5,498,574
	Total Loan Participations (Identified Cost $5,497,555)	5,498,574
Short-Term Investments – 6.0%
35,000,000	Federal Home Loan Bank Discount Notes, 1.160%-1.210%, 2/27/2018(k)(l)	34,928,145
18,500,000	Federal Home Loan Bank Discount Notes, 1.250%, 3/01/2018(k)	18,459,763
4,500,000	U.S. Treasury Bills, 1.185%, 1/18/2018(k)	4,497,522
9,186,330	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $9,186,882 on 1/02/2018 collateralized by $9,320,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $9,371,157 including accrued interest(m)	9,186,330
	Total Short-Term Investments (Identified Cost $67,079,650)	67,071,760
	Total Investments – 122.7% (Identified Cost $1,411,002,818)	$1,375,143,090
	Other assets less liabilities – (22.7)%	(254,207,094)
	Net Assets – 100.0%	$1,120,935,996

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2017, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$2,410,303	0.2%	$1,202,860	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(b)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2017 is disclosed.

(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Fair valued by the Fund’s adviser. At December 31, 2017, the value of these securities amounted to $1,202,860 or 0.1% of net assets.
(f)	Illiquid security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2017, the value of these securities amounted to $2,410,303 or 0.2% of net assets.
(h)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(i)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(j)	When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(m)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the value of Rule 144A holdings amounted to $246,804,652 or 22.0% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
ARS	Auction Rate Security
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	3/20/2018	124	15,479,823	$15,381,813	$(98,010)
30 Year U.S. Treasury Bond	3/20/2018	126	19,326,130	19,278,000	(48,130)
Ultra 10 Year U.S. Treasury Note	3/20/2018	215	28,842,791	28,715,937	(126,853)

Total					$(272,993)

At December 31, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	3/29/2018	170	36,477,823	$36,398,594	$79,229
5 Year U.S. Treasury Note	3/29/2018	613	71,566,604	71,208,571	358,033

Total					$437,262

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$41,456,699	$77,788	(b)	$41,534,487
ABS Other	—	54,540,113	5,665,456	(a)	60,205,569
ABS Student Loan	—	24,365,898	9,351,258	(a)	33,717,156
Collateralized Mortgage Obligations	—	280,044,923	10,921,677	(c)	290,966,600
Mortgage Related	—	517,548,759	2,815,286	(a)	520,364,045
All Other Bonds and Notes*	—	355,784,899	—		355,784,899

Total Bonds and Notes	—	1,273,741,291	28,831,465		1,302,572,756

Loan Participations	—	—	5,498,574		5,498,574
Short-Term Investments	—	67,071,760	—		67,071,760

Futures Contracts (unrealized appreciation)	437,262	—	—		437,262

Total	$437,262	$1,340,813,051	$34,330,039		$1,375,580,352

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(272,993)	$—	$—	$(272,993)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices ($9,796,605) or fair valued by the Fund’s adviser ($1,125,072).

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or December 31 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2017
Bonds and Notes

Non-Convertible Bonds

ABS Home Equity	$4,080,929	$—	$(819)	$584	$—	$(7,342)	$—	$(3,995,564)	$77,788	$53

ABS Other	—	—	—	11,891	5,689,981	(36,416)	—	—	5,665,456	11,891

ABS Student Loan	9,471,210	—	—	48	—	(120,000)	—	—	9,351,258	48
Collateralized Mortgage Obligations	12,273,066	—	(472,401)	(177,417)	4,205,053	(15,330)	105,581	(4,996,875)	10,921,677	(177,417)

Mortgage Related	2,960,893	—	(84,692)	(60,915)	—	—	—	—	2,815,286	(60,915)

Loan Participation	—	29	—	1,020	5,497,525	—	—	—	5,498,574	1,020

Total	$28,786,098	$29	$(557,912)	$(224,789)	$15,392,559	$(179,088)	$105,581	$(8,992,439)	$34,330,039	$(225,320)

A debt security valued at $105,581 was transferred from Level 2 to Level 3 during the period ended December 31, 2017. At September 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2017, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $8,992,439 were transferred from Level 3 to Level 2 during the period ended December 31, 2017. At September 30, 2017, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At December 31, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2017, the Fund used futures contracts to manage duration and to hedge against changes in interest rates.

The following is a summary of derivative instruments for the Fund, as of December 31, 2017:

Assets	Unrealized Appreciation on Futures Contracts
Exchange-traded asset derivatives Interest rate contracts	$437,262

Liabilities	Unrealized Depreciation on Futures Contracts
Exchange-traded liability derivatives Interest rate contracts	$(272,993)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2017:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$1,908,004	$1,908,004

Industry Summary at December 31, 2017 (Unaudited)

Mortgage Related	46.4%
Collateralized Mortgage Obligations	26.0
ABS Car Loan	10.7
Agency Commercial Mortgage-Backed Securities	10.2
Non-Agency Commercial Mortgage-Backed Securities	8.3
ABS Other	5.4
ABS Home Equity	3.7
ABS Student Loan	3.0
Other Investments, less than 2% each	3.0
Short-Term Investments	6.0

Total Investments	122.7
Other assets less liabilities (including futures contracts)	(22.7)

Net Assets	100.0%

Information Classification: Limited Access

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 98.7% of Net Assets

	Aerospace & Defense – 1.7%
265,079	Aerojet Rocketdyne Holdings, Inc.(a)	$8,270,465
166,984	BWX Technologies, Inc.	10,100,862
		18,371,327
	Auto Components – 2.7%
96,452	Adient PLC	7,590,772
76,836	Cooper Tire & Rubber Co.	2,716,153
83,894	Fox Factory Holding Corp.(a)	3,259,282
339,163	Horizon Global Corp.(a)	4,755,065
78,574	LCI Industries	10,214,620
		28,535,892
	Banks – 17.3%
291,869	BancorpSouth Bank	9,179,280
122,778	Bank of the Ozarks, Inc.	5,948,594
235,206	Bryn Mawr Bank Corp.	10,396,105
93,559	Carolina Financial Corp.	3,475,717
245,025	Cathay General Bancorp	10,332,704
331,025	CenterState Bank Corp.	8,517,273
189,785	Chemical Financial Corp.	10,147,804
428,530	CVB Financial Corp.	10,096,167
340,783	First Financial Bancorp	8,979,632
150,066	First Financial Bankshares, Inc.	6,760,473
394,099	Home BancShares, Inc.	9,162,802
128,635	IBERIABANK Corp.	9,969,213
145,331	LegacyTexas Financial Group, Inc.	6,134,422
181,590	PacWest Bancorp	9,152,136
112,338	Pinnacle Financial Partners, Inc.	7,448,010
248,527	Popular, Inc.	8,820,223
156,062	Prosperity Bancshares, Inc.	10,935,264
53,627	Signature Bank(a)	7,360,842
105,383	Texas Capital Bancshares, Inc.(a)	9,368,549
289,256	Triumph Bancorp, Inc.(a)	9,111,564
160,601	Wintrust Financial Corp.	13,228,704
		184,525,478
	Beverages – 0.8%
492,053	Cott Corp.	8,197,603
	Building Products – 1.7%
87,946	Apogee Enterprises, Inc.	4,021,771
133,662	Armstrong World Industries, Inc.(a)	8,093,234
77,074	Masonite International Corp.(a)	5,715,037
		17,830,042
	Capital Markets – 1.3%
233,795	Donnelley Financial Solutions, Inc.(a)	4,556,665

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – continued
159,388	Stifel Financial Corp.	$9,493,149
		14,049,814
	Chemicals – 3.5%
269,946	AdvanSix, Inc.(a)	11,356,628
59,157	Ashland Global Holdings, Inc.	4,211,978
103,845	Cabot Corp.	6,395,814
111,769	Ingevity Corp.(a)	7,876,361
105,863	Minerals Technologies, Inc.	7,288,668
		37,129,449
	Commercial Services & Supplies – 3.5%
60,979	Clean Harbors, Inc.(a)	3,305,062
238,526	KAR Auction Services, Inc.	12,047,948
218,513	Kimball International, Inc.	4,079,638
119,323	Knoll, Inc.	2,749,202
226,155	LSC Communications, Inc.	3,426,248
204,337	Viad Corp.	11,320,270
		36,928,368
	Communications Equipment – 0.7%
343,605	Digi International, Inc.(a)	3,281,428
518,099	Viavi Solutions, Inc.(a)	4,528,185
		7,809,613
	Construction & Engineering – 0.6%
99,805	MYR Group, Inc.(a)	3,566,033
85,960	Quanta Services, Inc.(a)	3,361,895
		6,927,928
	Construction Materials – 0.7%
84,574	U.S. Concrete, Inc.(a)	7,074,615
	Consumer Finance – 0.7%
219,421	PRA Group, Inc.(a)	7,284,777
	Distributors – 0.6%
196,034	Core-Mark Holding Co., Inc.	6,190,754
	Diversified Consumer Services – 1.1%
161,669	Adtalem Global Education, Inc.(a)	6,798,182
525,781	Houghton Mifflin Harcourt Co.(a)	4,889,763
		11,687,945
	Diversified Financial Services – 0.4%
249,312	Cannae Holdings, Inc.(a)	4,245,783
	Electric Utilities – 1.2%
170,173	ALLETE, Inc.	12,654,064
	Electrical Equipment – 0.5%
265,485	TPI Composites, Inc.(a)	5,431,823

Shares	Description	Value (†)
Common Stocks – continued

	Electronic Equipment, Instruments & Components – 5.3%
107,123	Belden, Inc.	$8,266,682
190,865	II-VI, Inc.(a)	8,961,112
83,204	Kimball Electronics, Inc.(a)	1,518,473
97,928	Littelfuse, Inc.	19,372,117
131,419	Methode Electronics, Inc.	5,269,902
50,739	Rogers Corp.(a)	8,215,659
218,026	Vishay Intertechnology, Inc.	4,524,039
		56,127,984
	Energy Equipment & Services – 3.1%
317,535	C&J Energy Services, Inc.(a)	10,627,896
240,094	Natural Gas Services Group, Inc.(a)	6,290,463
326,184	RPC, Inc.	8,327,478
240,166	U.S. Silica Holdings, Inc.	7,819,805
		33,065,642
	Food & Staples Retailing – 0.5%
214,629	SpartanNash Co.	5,726,302
	Food Products – 2.3%
241,918	Darling Ingredients, Inc.(a)	4,385,973
20,566	J&J Snack Foods Corp.	3,122,536
334,193	Nomad Foods Ltd.(a)	5,651,204
95,822	Post Holdings, Inc.(a)	7,591,977
523,103	SunOpta, Inc.(a)	4,054,048
		24,805,738
	Health Care Equipment & Supplies – 2.2%
162,663	Halyard Health, Inc.(a)	7,511,777
139,565	Quidel Corp.(a)	6,050,143
247,116	Varex Imaging Corp.(a)	9,926,650
		23,488,570
	Health Care Providers & Services – 0.6%
122,581	AMN Healthcare Services, Inc.(a)	6,037,114
	Hotels, Restaurants & Leisure – 3.6%
293,538	BBX Capital Corp.	2,339,498
661,715	Caesars Entertainment Corp.(a)	8,370,695
52,285	Churchill Downs, Inc.	12,166,719
19,562	Cracker Barrel Old Country Store, Inc.	3,108,206
89,176	Marriott Vacations Worldwide Corp.	12,057,487
		38,042,605
	Household Durables – 0.6%
61,399	Helen of Troy Ltd.(a)	5,915,794
	Household Products – 0.6%
352,376	HRG Group, Inc.(a)	5,972,773
	Industrial Conglomerates – 0.7%
209,756	Raven Industries, Inc.	7,205,119

Shares	Description	Value (†)
Common Stocks – continued

	Insurance – 4.0%
125,076	Atlas Financial Holdings, Inc.(a)	$2,570,312
272,963	Employers Holdings, Inc.	12,119,557
131,997	First American Financial Corp.	7,397,112
137,960	ProAssurance Corp.	7,884,414
64,717	Reinsurance Group of America, Inc.	10,091,322
64,948	Stewart Information Services Corp.	2,747,300
		42,810,017
	Internet & Direct Marketing Retail – 1.5%
81,135	HSN, Inc.	3,273,797
61,472	Liberty Expedia Holdings, Inc., Series A(a)	2,725,054
188,976	Liberty Ventures, Series A(a)	10,250,058
		16,248,909
	Internet Software & Services – 1.1%
154,223	CommerceHub, Inc., Series C(a)	3,175,451
71,649	IAC/InterActiveCorp(a)	8,761,240
		11,936,691
	IT Services – 3.7%
479,063	Conduent, Inc.(a)	7,741,658
107,076	CSG Systems International, Inc.	4,692,070
154,758	DST Systems, Inc.	9,605,829
117,102	Euronet Worldwide, Inc.(a)	9,868,186
54,566	WEX, Inc.(a)	7,706,356
		39,614,099
	Machinery – 5.4%
51,326	Alamo Group, Inc.	5,793,166
74,770	Albany International Corp., Class A	4,594,616
65,445	Altra Industrial Motion Corp.	3,298,428
199,235	Columbus McKinnon Corp.	7,965,415
96,109	EnPro Industries, Inc.	8,987,153
93,199	John Bean Technologies Corp.	10,326,449
63,464	RBC Bearings, Inc.(a)	8,021,850
90,290	Standex International Corp.	9,196,036
		58,183,113
	Marine – 0.4%
68,699	Kirby Corp.(a)	4,589,093
	Media – 2.1%
151,253	Emerald Expositions Events, Inc.	3,076,486
493,618	Entercom Communications Corp., Class A	5,331,074
431,730	Gray Television, Inc.(a)	7,231,478
105,119	John Wiley & Sons, Inc., Class A	6,911,574
		22,550,612
	Metals & Mining – 0.3%
111,780	Haynes International, Inc.	3,582,549

Shares	Description	Value (†)
Common Stocks – continued

	Multi-Utilities – 0.8%
145,382	NorthWestern Corp.	$8,679,305
	Oil, Gas & Consumable Fuels – 2.5%
84,309	Arch Coal, Inc., Class A	7,854,226
369,977	Gulfport Energy Corp.(a)	4,720,906
540,026	QEP Resources, Inc.(a)	5,168,049
1,009,422	SRC Energy, Inc.(a)	8,610,370
		26,353,551
	Pharmaceuticals – 1.4%
188,243	Catalent, Inc.(a)	7,733,023
163,293	Prestige Brands Holdings, Inc.(a)	7,251,842
		14,984,865
	Professional Services – 1.8%
186,318	Insperity, Inc.	10,685,337
218,189	Korn/Ferry International	9,028,661
		19,713,998
	REITs - Apartments – 0.5%
142,815	American Campus Communities, Inc.	5,859,699
	REITs - Health Care – 0.3%
168,558	Sabra Health Care REIT, Inc.	3,163,834
	REITs - Hotels – 0.4%
233,372	Hersha Hospitality Trust	4,060,673
	REITs - Mortgage – 0.6%
549,511	iStar, Inc.(a)	6,209,474
	REITs - Office Property – 0.7%
210,882	JBG SMITH Properties	7,323,932
	REITs - Shopping Centers – 1.0%
523,004	Retail Opportunity Investments Corp.	10,433,930
	REITs - Single Tenant – 0.4%
107,615	National Retail Properties, Inc.	4,641,435
	REITs - Storage – 1.0%
351,530	CubeSmart	10,166,248
	REITs - Warehouse/Industrials – 1.1%
115,794	CyrusOne, Inc.	6,893,217
175,985	Rexford Industrial Realty, Inc.	5,131,722
		12,024,939
	Road & Rail – 1.7%
90,297	Genesee & Wyoming, Inc., Class A(a)	7,109,083
81,136	Old Dominion Freight Line, Inc.	10,673,441
		17,782,524

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – 2.6%
25,360	Advanced Energy Industries, Inc.(a)	$1,711,293
182,785	Mellanox Technologies Ltd.(a)	11,826,189
132,532	Semtech Corp.(a)	4,532,594
242,319	Teradyne, Inc.	10,145,897
		28,215,973
	Software – 1.5%
98,604	CommVault Systems, Inc.(a)	5,176,710
364,975	TiVo Corp.	5,693,610
132,554	Verint Systems, Inc.(a)	5,547,385
		16,417,705
	Specialty Retail – 1.3%
127,627	Camping World Holdings, Inc., Class A	5,708,756
53,284	Genesco, Inc.(a)	1,731,730
318,221	Sally Beauty Holdings, Inc.(a)	5,969,826
		13,410,312
	Technology Hardware, Storage & Peripherals – 0.4%
172,209	Cray, Inc.(a)	4,167,458
	Thrifts & Mortgage Finance – 1.2%
72,343	Federal Agricultural Mortgage Corp., Class C	5,660,116
23,903	Meta Financial Group, Inc.	2,214,613
207,155	OceanFirst Financial Corp.	5,437,819
		13,312,548
	Water Utilities – 0.5%
245,084	Evoqua Water Technologies Co.(a)	5,810,942
	Total Common Stocks (Identified Cost $687,268,819)	1,053,511,344
Closed-End Investment Companies – 0.3%
259,234	Hercules Capital, Inc. (Identified Cost $3,522,560)	3,401,150

Principal Amount	Description	Value (†)
Short-Term Investments – 1.4%
$14,974,725	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $14,975,623 on 1/02/2018 collateralized by $15,195,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $15,278,405 including accrued interest(b) (Identified Cost $14,974,725)	14,974,725
	Total Investments – 100.4% (Identified Cost $705,766,104)	$1,071,887,219
	Other assets less liabilities – (0.4)%	(3,960,921)

	Net Assets – 100.0%	$1,067,926,298

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,053,511,344	$—	$—	$1,053,511,344
Closed-End Investment Companies	3,401,150	—	—	3,401,150
Short-Term Investments	—	14,974,725	—	14,974,725

Total	$1,056,912,494	$14,974,725	$—	$1,071,887,219

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2017 (Unaudited)

Banks	17.3%
Machinery	5.4
Electronic Equipment, Instruments & Components	5.3
Insurance	4.0
IT Services	3.7
Hotels, Restaurants & Leisure	3.6
Chemicals	3.5
Commercial Services & Supplies	3.5
Energy Equipment & Services	3.1
Auto Components	2.7
Semiconductors & Semiconductor Equipment	2.6
Oil, Gas & Consumable Fuels	2.5
Food Products	2.3
Health Care Equipment & Supplies	2.2
Media	2.1
Other Investments, less than 2% each	35.2
Short-Term Investments	1.4
Total Investments	100.4

Other assets less liabilities	(0.4)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	February 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	February 21, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 21, 2018